     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2007
                                           Registration No. 333-74295; 811-09253
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                 ---------------
                                   FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

PRE-EFFECTIVE AMENDMENT NO.                                                 [ ]
                           --

POST-EFFECTIVE AMENDMENT NO. 110                                            [x]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]

AMENDMENT NO. 111                                                           [x]

                                 ---------------

                            WELLS FARGO FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               525 MARKET STREET
                            SAN FRANCISCO, CA 94105
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                                 ---------------
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 643-9691
                                C. DAVID MESSMAN
                       WELLS FARGO FUNDS MANAGEMENT, LLC
                         525 MARKET STREET, 12TH FLOOR
                            SAN FRANCISCO, CA 94105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             MARCO E. ADELFIO, ESQ.
                            MORRISON & FOERSTER LLP
                          2000 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):
Immediately upon filing pursuant to Rule 485(b), or

[ ]   on [date], pursuant to Rule 485(b)

[ ]   60 days after filing pursuant to Rule 485(a)(1), or

[ ]   on [date], pursuant to Rule 485(a)(1)

[ ]   75 days after filing pursuant to Rule 485(a)(2), or

[x]   on July 1, 2007, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[ ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 110 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to introduce certain material changes to the structure of the prospectuses to be utilized for the Wells Fargo Advantage Money Market Funds and to launch Service Class for certain Money Market Funds.
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

                                  Classes A, B

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET FUNDS

California Tax-Free Money Market Fund

Government Money Market Fund

Minnesota Money Market Fund

Money Market Fund

National Tax-Free Money Market Fund

Treasury Plus Money Market Fund

100% Treasury Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information             3
California Tax-Free Money        5
  Market Fund
Government Money Market Fund     8
Minnesota Money Market Fund     11
Money Market Fund               14
National Tax-Free Money         17
  Market Fund
Treasury Plus Money Market      20
  Fund
100% Treasury Money Market      23
  Fund
Description of Principal        26
  Investment Risks

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     29
  of the Funds
About Wells Fargo Funds Trust   29
The Investment Adviser          29
The Sub-Adviser                 30

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES

Investments in Money Market    31
  Fund Class B Shares
Pricing Fund Shares            33
How to Open an Account         34
How to Buy Shares              35
How to Sell Shares             38
How to Exchange Shares         41
Account Policies               42

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   44
Taxes                           45
Financial Highlights            46
For More Information    Back Cover

 Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..    what the Fund is trying to achieve;

..    how we intend to invest your money; and

..    what makes the Fund different from the other Funds offered in this
     Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of each Fund, except the California Tax-Free Money Market Fund, Minnesota Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Tax-Free Money Market Fund, Minnesota Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:

     .    Each Fund will seek to maintain a net asset value of $1.00 per share.
     . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
     .    The dollar-weighted average maturity of each Fund will be 90 days or less.
     .    Each Fund will invest only in U.S. dollar-denominated securities.
     . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/1/1992
CLASS A
Ticker: SGCXX

INVESTMENT OBJECTIVE
The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..    exclusively in high-quality, short-term money market instruments;

..    at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income taxes; and

..    at least 80% of the Fund's net assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax
     (AMT).

We may also invest:

..    up to 20% of the Fund's net assets in municipal obligations whose income may be subject to federal AMT.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and California individual income tax. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

     .    California Municipal Securities Risk
     .    Debt Securities Risk
     .    Issuer Risk
     .    Leverage Risk
     .    Management Risk

     .    Market Risk
     .    Money Market Fund Risk
     .    Municipal Securities Risk
     .    Non Diversification Risk
     .    Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
2.92%      2.61%      2.42%      3.05%      1.90%      0.81%      0.39%      0.58%      1.75%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                        %            %             %

1    Class A shares incepted on January 1, 1992.

 6 CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                      None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                    None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                       0.28%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                        X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          0.65%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2    Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios shown. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
     . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
     .    Your investment has a 5% return each year;
     .    You reinvest all distributions; and
     .    The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 7

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
11/16/1987
CLASS A
Ticker: WFGXX

INVESTMENT OBJECTIVE
The Government Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

     .    Counter-Party Risk
     .    Debt Securities Risk
     .    Issuer Risk
     .    Leverage Risk
     .    Management Risk

     .    Market Risk
     .    Money Market Fund Risk
     .    Regulatory Risk
     .    U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
4.90%      4.81%      4.46%      5.73%      3.54%      1.19%      0.52%      0.77%      2.62%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                        %            %             %

1 Class A shares incepted on November 8, 1999. Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Fund's Service Class shares incepted on November 16, 1987.

                                                  GOVERNMENT MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                      None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                    None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                          0.10%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                        X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                          0.65%

1    Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
     . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
     .    Your investment has a 5% return each year;
     .    You reinvest all distributions; and
     .    The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 10 GOVERNMENT MONEY MARKET FUND

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
8/14/2000
CLASS A
Ticker: WMNXX

INVESTMENT OBJECTIVE
The Minnesota Money Market Fund seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal AMT, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..    exclusively in high-quality, short-term money market instruments;

..    at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of the Fund's assets in such obligations. We may also invest:

..    any amount in securities whose income may be subject to the federal AMT.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Minnesota, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Minnesota individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and Minnesota individual income tax. We will only purchase First Tier securities.
We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

Our security selection process is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

     .    Debt Securities Risk
     .    Issuer Risk
     .    Leverage Risk
     .    Management Risk

     .    Market Risk
     .    Money Market Fund Risk
     .    Non Diversification Risk
     .    Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                  MINNESOTA MONEY MARKET FUND 11

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

            CALENDAR YEAR RETURNS FOR CLASS A/1/
                    AS OF 12/31 EACH YEAR
2001       2002       2003       2004       2005       2006
2.23%      0.84%      0.33%      0.47%      1.64%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       LIFE OF FUND
 CLASS A/1/                       %             %             %

1 Class A shares incepted on August 14, 2000.

 12 MINNESOTA MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                      None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                    None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                       0.30%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                        X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          0.80%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2    Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios shown. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
     . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
     .    Your investment has a 5% return each year;
     .    You reinvest all distributions; and
     .    The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                                  MINNESOTA MONEY MARKET FUND 13

MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
7/1/1992
CLASS A
Ticker: STGXX
CLASS B
Ticker: N/A

INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

     .    Counter-Party Risk
     .    Debt Securities Risk
     .    Foreign Investment Risk
     .    Issuer Risk
     .    Leverage Risk

     .    Management Risk
     .    Market Risk
     .    Money Market Fund Risk
     .    Regulatory Risk
     .    U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 14 MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.00%      4.95%      4.60%      5.80%      3.52%      1.16%      0.49%      0.68%      2.53%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                        %            %             %
 CLASS B/1/                        %            %             %

1 Class A shares incepted on July 1, 1992. Class B shares incepted on May 25, 1995. Returns reflect the maximum CDSC for the period shown.

                                                            MONEY MARKET FUND 15

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from your investment)          CLASS A     CLASS B
  Maximum sales charge                                None        None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                None        5.00%/1/
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT PURCHASE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)      CLASS A     CLASS B
  Management Fees/2/                                  0.27%       0.27%
  Distribution (12b-1) Fees                           0.00%       0.75%
  Other Expenses/3/                                   x.xx%       x.xx%
  TOTAL ANNUAL FUND                                   X.XX%       X.XX%
  OPERATING EXPENSES
  Fee Waivers                                         x.xx%       x.xx%
  NET EXPENSES/4/                                     0.76%       1.51%

1 If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; 0.25% for assets over $5 billion.
3    Includes expenses payable to affiliates of Wells Fargo & Company.
4 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
     . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
     .    Your investment has a 5% return each year;
     .    You reinvest all distributions; and
     .    The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

                                    CLASS A         CLASS B
 If you sell your shares at
the end of the period:
   1 Year                           $               $
   3 Years                          $               $
   5 Years                          $               $
  10 Years                          $               $
 If you do NOT sell your
shares at the end of the
period:
   1 Year                           $               $
   3 Years                          $               $
   5 Years                          $               $
  10 Years                          $               $

 16 MONEY MARKET FUND

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/7/1988
CLASS A
Ticker: NWMXX

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..    exclusively in high-quality, short-term money market instruments; and

..    at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from federal income tax and federal AMT.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

     .    Debt Securities Risk
     .    Issuer Risk
     .    Leverage Risk
     .    Management Risk

     .    Market Risk
     .    Money Market Fund Risk
     .    Municipal Securities Risk
     .    Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                          NATIONAL TAX-FREE MONEY MARKET FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
3.20%      2.99%      2.70%      3.61%      2.34%      0.98%      0.46%      0.60%      1.80%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                        %            %             %

1 Class A shares incepted on July 28, 2003. Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class's fees and expenses. The Fund's Service Class shares incepted on August 3, 1993.

 18 NATIONAL TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                      None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                    None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                          0.10%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                        X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                          0.65%

1    Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
     . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
     .    Your investment has a 5% return each year;
     .    You reinvest all distributions; and
     .    The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                          NATIONAL TAX-FREE MONEY MARKET FUND 19

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/1/1985
CLASS A
Ticker: PIVXX

INVESTMENT OBJECTIVE
The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations. It is our intention, under normal market conditions, to invest substantially all of the Fund's assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund's net assets in securities other than those described above.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

     .    Counter-Party Risk
     .    Debt Securities Risk
     .    Issuer Risk
     .    Leverage Risk
     .    Management Risk

     .    Market Risk
     .    Money Market Fund Risk
     .    Regulatory Risk
     .    U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 20 TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
4.99%      4.87%      4.41%      5.66%      3.51%      1.20%      0.53%      0.68%      2.49%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                        %            %             %

1 Class A shares incepted on July 28, 2003. Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Fund's Service Class shares incepted on October 1, 1985.

                                              TREASURY PLUS MONEY MARKET FUND 21

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                      None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                    None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                          0.10%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                        X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                          0.65%

1    Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
     . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
     .    Your investment has a 5% return each year;
     .    You reinvest all distributions; and
     .    The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 22 TREASURY PLUS MONEY MARKET FUND

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
12/3/1990
CLASS A
Ticker: WFTXX

INVESTMENT OBJECTIVE
The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

     .    Debt Securities Risk
     .    Issuer Risk
     .    Leverage Risk
     .    Management Risk

     .    Market Risk
     .    Money Market Fund Risk
     .    Regulatory Risk
     .    U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                              100% TREASURY MONEY MARKET FUND 23

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
4.75%      4.60%      4.23%      5.42%      3.39%      1.11%      0.44%      0.62%      2.35%

    BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                        %            %             %

1 Class A shares incepted on November 8, 1999. Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Fund's Service Class shares incepted on December 3, 1990.

 24 100% TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                      None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                    None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                       0.28%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                        X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          0.65%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2    Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios shown. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

     . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
     .    Your investment has a 5% return each year;
     .    You reinvest all distributions; and
     .    The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                              100% TREASURY MONEY MARKET FUND 25

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.

CALIFORNIA MUNICIPAL         Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK              Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.
COUNTER-PARTY RISK           When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                             Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                             Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK         Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                             Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

 26 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

FOREIGN INVESTMENT RISK      Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
                             ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                             ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK                  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK                Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 27

MINNESOTA MUNICIPAL          Events in Minnesota are likely to affect a Fund's investments in Minnesota municipal
SECURITIES RISK              securities. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal securities.
MONEY MARKET FUND RISK       Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                             Fund.
MUNICIPAL SECURITIES RISK    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                             Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.
NON DIVERSIFICATION RISK     Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                             "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                             of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

 28 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 29

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

 30 ORGANIZATION AND MANAGEMENT OF THE FUNDS

INVESTMENTS IN MONEY MARKET FUND CLASS B SHARES
--------------------------------------------------------------------------------

All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class B shares, which are available for direct purchase by shareholders wishing to exchange over time, or dollar-cost average, into Class B shares of other Funds. Class B shares have a CDSC payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Orders for Class B shares of $100,000 or more will be refused.

Please see the expenses listed for the Money Market Fund Class B shares and the CDSC schedule below before making your investment decision. You may also wish to discuss this choice with your financial consultant.

CLASS B SHARES CDSC SCHEDULE
Money Market Fund Class B shares purchased directly will be subject to a CDSC if redeemed, rather than exchanged, within six years of the purchase date. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedule for shares purchased directly is as follows:

                                     CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE
 REDEMPTION WITHIN      1 YEAR      2 YEARS      3 YEARS      4 YEARS      5 YEARS      6 YEARS      7 YEARS     8 YEARS
 CDSC                 5.00%        4.00%        3.00%        3.00%        2.00%        1.00%        0.00%        A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

CDSC WAIVERS
..    You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

..    We waive the CDSC for all redemptions made because of scheduled (Internal
     Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 701/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

..    We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

..    We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

..    We waive the Class B CDSC for withdrawals made by former Norwest Advantage
     Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

..    No CDSC is imposed on withdrawals of Class B shares that meet the following circumstances:
     . withdrawals are made by participating in the Systematic Withdrawal Plan; and
     . withdrawals may not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another

                              INVESTMENTS IN MONEY MARKET FUND CLASS B SHARES 31
account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

DISTRIBUTION PLAN
The Money Market Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class B shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Class B shares of the Money Market Fund pay an annual fee of 0.75% of average daily net assets.

These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

 32 INVESTMENTS IN MONEY MARKET FUND CLASS B SHARES

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the Government Money Market Fund and the Treasury Plus Money Market Fund at 5:00 p.m. (ET), and of all other Funds at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 33

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

     . directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

     .    through a brokerage account with an approved selling agent; or

     . through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).

 34 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS           INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
----------------------------- -------------------------------------------------- --------------------------------------
 Regular accounts               $1,000                                             $100
 Automatic Investment Plans     $50                                                $50
 IRAs, IRA rollovers, Roth      $250                                               $100
  IRAs
 UGMA/UTMA accounts             {MINIMUM INVESTMENT UGMA UTMA}                     $50
 Employer Sponsored             no minimum                                         no minimum
  Retirement Plans
 BUYING SHARES                 OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
----------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment       Contact your investment representative             Contact your investment representative
 Representative
----------------------------- -------------------------------------------------- --------------------------------------
 By Mail
-----------------------------
                              . Complete and sign your account application.       . Enclose a voided check (for checking
                                                                                  accounts) or a deposit slip (savings
                              . Mail the application with your check made         accounts). Alternatively, include a
                              payable to the Fund to Investor Services at:        note with your name, the Fund name,
                                                REGULAR MAIL                      and your account number.
                              --------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                               P.O. Box 8266                      . Mail the deposit slip or note
                                           Boston, MA 02266-8266                  with your check made payable
                                                                                  to the Fund to the address on
                                               OVERNIGHT ONLY                     the left.
                              -------------------------------------------------- --------------------------------------

                                        WELLS FARGO ADVANTAGE FUNDS
                                        Attn: CCSU-Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
                              --------------------------------------------------
-----------------------------
 By Telephone                 A new account may not be opened by                 To buy additional shares or to buy
                              telephone unless you have another Wells            shares of a new Fund call:
                              Fargo Advantage Fund account with your             . Investor Services at
                              bank information on file. If you do not              1-800-222-8222 or
                              currently have an account, refer to the section    . 1-800-368-7550 for the
                              on buying shares by mail or wire.                    automated phone system
                              -------------------------------------------------- --------------------------------------
 In Person                    Investors are welcome to visit the Investor        See instructions shown to the left.
----------------------------- Center in person to ask questions or conduct any Fund transaction. The Investor Center is
                              located at 100 Heritage Reserve, Menomonee
                              Falls, Wisconsin 53051.
                              -------------------------------------------------- --------------------------------------

                                                            HOW TO BUY SHARES 35

 BUYING SHARES
----------------------------------------------------------------------------------------------------
                OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
 By Wire        .  Complete, sign and mail your account       To buy additional shares, instruct
--------------     application (refer to the section on       your bank or financial institution to
                   buying shares by mail)                     use the same wire instructions
                                                              shown to the left.
                                                             --------------------------------------
               . Provide the following instructions to your
               financial institution:
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account
               Number and any applicable
               share class)
               Account Name: Provide your
               name as registered on the
               Fund account
               ---------------------------------------------
 By Internet    A new account may not be opened by            . To buy additional shares or buy
--------------
               Internet unless you have another Wells Fargo  shares of a new Fund, visit our
               Advantage Fund account with your bank         Web site at
               information on file. If you do not currently  www.wellsfargo.com/
               have an account, refer to the section on      advantagefunds.
               buying shares by mail or wire.
               ---------------------------------------------
                                                             . Subsequent online purchases
                                                             have a minimum of $100 and a
                                                             maximum of $100,000.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   . INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

   . NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   . MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

 36 HOW TO BUY SHARES

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later that the close of the Federal Funds wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  California Tax-Free Money
  Market
  Minnesota Money Market
  National Tax-Free Money
  Market
  . By 12:00 p.m. (ET)         Same Business Day
  . After 12:00 p.m. (ET)      Next Business Day
----------------------------- -----------------------------
  100% Treasury Money Market
  . By 1:00 p.m. (ET)          Same Business Day
  . After 1:00 p.m. (ET)       Next Business Day
----------------------------- -----------------------------
  Money Market
  . By 3:00 p.m. (ET)          Same Business Day
  . After 3:00 p.m. (ET)       Next Business Day
----------------------------- -----------------------------
  Government Money Market
  Treasury Plus Money Market
  . By 4:30 p.m. (ET)          Same Business Day
  . After 4:30 p.m. (ET)       Next Business Day

----------------------------- -----------------------------

                                                            HOW TO BUY SHARES 37

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES            TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Minimum Redemption        $100 (or remainder of account balance)
------------------------- ---------------------------------------------------------------------
 Through Your Investment   Contact your investment representative
------------------------- ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                   o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                          dollar amount you wish to receive (or write "Full Redemption"
                          to redeem your remaining account balance) to the address
                          below.
                          o Make sure all account owners sign the request exactly as their names appear on the account application.
                          o  A medallion guarantee may be required under certain
                          circumstances (see "General Notes for Selling Shares").
                                                           REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ----------------------------------------------------------------------
 By Wire                   o To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------
                          o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          o We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                          ----------------------------------------------------------------------
 By Internet               Visit our Web site at www.wellsfargo.com/advantagefunds.
-------------------------
                          Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000.
                          ----------------------------------------------------------------------
 In Person                 Investors are welcome to visit the Investor Center in person to ask
-------------------------
                          questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                          53051.
                          -----

 38 HOW TO SELL SHARES

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /              . Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)
                            . Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.
                            . Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            . A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.
                            . Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.
                            . Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                            market funds, and next day for all other WELLS FARGO ADVANTAGE
                            FUNDS.
                            . Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   . CDSC FEES. Your redemption proceeds of Money Market Fund Class B shares are net of any applicable CDSC.

   . FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your

                                                           HOW TO SELL SHARES 39
     redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks.
     Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   . MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                    PROCEEDS WIRED                 DIVIDENDS
---------                     ------------------------------ ------------------------------
 California Tax-Free Money
  Market
 Minnesota Money Market
 National Tax-Free Money
  Market
 . By 12:00 p.m. (ET)          Same Business Day              Not earned on day of request
 . After 12:00 p.m. (ET)       Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 100% Treasury Money Market
 . By 1:00 p.m. (ET)           Same Business Day              Not earned on day of request
 . After 1:00 p.m. (ET)        Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 Money Market
 . By 3:00 p.m. (ET)           Same Business Day              Not earned on day of request
 . After 3:00 p.m. (ET)        Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 Government Money Market
 Treasury Plus Money Market
 . By 4:30 p.m. (ET)           Same Business Day              Not earned on day of request
 . After 4:30 p.m. (ET)        Next Business Day              Earned on day of request

----------------------------- ------------------------------ ------------------------------

 40 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..  In general, exchanges may be made between like share classes of any Wells
   Fargo Advantage Fund offered to the general public for investment. However, there is an exception to this:

   . Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds.

.. An exchange request will be processed on the same BUSINESS DAY, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following BUSINESS DAY.

.. You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

.. If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the PUBLIC OFFERING PRICE ("POP") of the new Fund unless you are otherwise eligible to buy shares at NAV.

.. Every exchange involves selling Fund shares, which may produce a capital gain or loss for federal income tax purposes.

.. If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

.. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

                                                       HOW TO EXCHANGE SHARES 41

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

.. AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

.. AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

.. SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account.
   To participate in this plan, you:
   . must have a Fund account valued at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Automatic Investment Plan.

.. PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

CHECK WRITING
Check writing is offered on the Funds' Class A shares. Checks written on your account are subject to the Funds' Prospectus and the terms and conditions in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than ten days before the check is presented for payment. Checks may not be written to close an account.

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of {EXCESS TRANSACTION AMOUNT}. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

..  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

..  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s,
   Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually

 42 ACCOUNT POLICIES
and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 43

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

.. AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

.. CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

.. BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

.. DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

 44 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Tax-Free Money Market Fund's, Minnesota Money Market Fund's and National Tax-Free Money Market Fund's net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal obligations will not be subject to California individual income tax. It is intended that distributions of the Minnesota Money Market Fund's net interest income from Minnesota state and municipal obligations will not be subject to Minnesota individual income tax, although a portion of such distributions could be subject to the Minnesota AMT. Distributions of net investment income from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

                                                                        TAXES 45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.

CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JANUARY 1, 1992
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/2/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.02            0.01            0.00            0.01            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.02            0.01            0.00            0.01            0.02
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.02)          (0.01)           0.00           (0.01)          (0.02)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.02)          (0.01)           0.00           (0.01)          (0.02)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   1.85%           0.79%           0.36%           0.73%           1.54%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $2,552,430      $2,423,170      $2,262,957      $2,357,684      $2,448,719
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              2.01%           0.78%           0.36%           0.72%           1.52%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                   0.84%           0.84%           0.85%           0.77%           0.77%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.65%           0.65%           0.65%           0.65%           0.65%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 The Fund changed its fiscal year-end from March 31 to February 28.
3 Ratios shown for periods of less than one year are annualized.
4 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 46 FINANCIAL HIGHLIGHTS

GOVERNMENT MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,       MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/2/          2005          2004          2003          2002
 NET ASSET VALUE, BEGINNING                       $1.00         $1.00         $1.00         $1.00         $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.03          0.01          0.00          0.01          0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00          0.00          0.00          0.00          0.00
                                                 ------        ------        ------        ------        ------
  Total from investment                            0.03          0.01          0.00          0.01          0.03
                                                 ------        ------        ------        ------        ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)        (0.01)         0.00         (0.01)        (0.03)
  Distributions from net                           0.00          0.00          0.00          0.00          0.00
                                                 ------        ------        ------        ------        ------
  realized gain
  Total distributions                             (0.03)        (0.01)         0.00         (0.01)        (0.03)
                                                 ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF                          $1.00         $1.00         $1.00         $1.00         $1.00
                                                 ======        ======        ======        ======        ======
  PERIOD
 TOTAL RETURN/1/                                   2.78%         1.11%         0.47%         1.02%         2.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $1,224,209      $566,832      $365,169      $245,642      $144,577
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              3.13%         1.17%         0.46%         0.97%         2.33%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                   0.65%         0.65%         0.71%         0.81%         1.00%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.65%         0.65%         0.67%         0.75%         0.75%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 The Fund changed its fiscal year-end from March 31 to February 28.
3 Ratios shown for periods of less than one year are annualized.
4 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                         FINANCIAL HIGHLIGHTS 47

MINNESOTA MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON AUGUST 14, 2000
For a share outstanding throughout each period

                                  FEB. 28,       FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:              2007         2006/2/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                         $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                              0.02            0.01            0.00            0.01            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                    0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  Total from investment                              0.02            0.01            0.00            0.01            0.02
                                                   ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                           (0.02)          (0.01)           0.00           (0.01)          (0.02)
  Distributions from net                             0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  realized gain
  Total distributions                               (0.02)          (0.01)           0.00           (0.01)          (0.02)
                                                   ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                            $1.00           $1.00           $1.00           $1.00           $1.00
                                                   ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                     1.75%           0.68%           0.28%           0.73%           1.75%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $138,917        $119,148        $117,237        $127,193        $141,873
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                                1.90%           0.66%           0.28%           0.72%           1.65%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                     0.88%           0.89%           0.90%           0.83%           0.83%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                          0.80%           0.80%           0.80%           0.80%           0.80%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 The Fund changed its fiscal year-end from March 31 to February 28.
3 Ratios shown for periods of less than one year are annualized.
4 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 48 FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 1, 1992
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/2/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.03            0.01            0.00            0.01            0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.03            0.01            0.00            0.01            0.03
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)          (0.01)           0.00           (0.01)          (0.03)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.03)          (0.01)           0.00           (0.01)          (0.03)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   2.69%           1.03%           0.41%           1.01%           2.54%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $6,580,685      $5,268,694      $5,694,911      $6,728,119      $7,835,864
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              2.96%           1.02%           0.41%           1.01%           2.58%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                   0.83%           0.87%           0.93%           0.97%           0.97%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.76%           0.76%           0.76%           0.76%           0.76%
  Portfolio turnover rate

                                                         FINANCIAL HIGHLIGHTS 49

CLASS B SHARES/5/ - COMMENCED ON MAY 25, 1995

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/2/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.02            0.00            0.00            0.00            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.02            0.00            0.00            0.00            0.02
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.02)           0.00            0.00            0.00           (0.02)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.02)           0.00            0.00            0.00           (0.02)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   1.99%           0.44%           0.12%           0.31%           1.78%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $1,264,470      $1,293,680      $1,591,061      $1,882,817      $2,373,287
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              1.51%           1.34%           1.05%           1.46%           1.51%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                   2.16%           0.41%           0.12%           0.32%           1.76%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        1.58%           1.62%           1.68%           1.61%           1.60%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 The Fund changed its fiscal year-end from March 31 to February 28.
3 Ratios shown for periods of less than one year are annualized.
4 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
5 This class of shares was redesignated from Class S to Class B on November 8, 1999.

 50 FINANCIAL HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period

                                   FEB. 28,          FEB. 28,         MARCH 31,         MARCH 31,
 FOR THE PERIOD ENDED:              2007            2006/4/             2005              2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                  $1.00             $1.00             $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                                  0.02              0.01              0.00
  (loss)
  Net realized and
unrealized gain
   (loss)on investments                                  0.00              0.00              0.00
                                                      -------          --------          --------
  Total from investment
   operations                                            0.02              0.01              0.00
                                                      -------          --------          --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    (0.02)            (0.01)             0.00
  Distributions from net
realized
   gain                                                  0.00              0.00              0.00
                                                      -------          --------          --------
  Total distributions                                   (0.02)            (0.01)             0.00
                                                      -------          --------          --------
 NET ASSET VALUE, END OF                                $1.00             $1.00             $1.00
                                                      =======          ========          ========
  PERIOD
 TOTAL RETURN/1/                                         1.89%             0.82%             0.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                        $1,001,084          $712,405          $621,663
  (000s)
  Ratio of net investment
income
   (loss) to average net                                 2.07%             0.80%             0.37%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                         0.66%             0.65%             0.65%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                               0.65%             0.65%             0.65%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and expenses were waived and reimbursed, as indicated. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 51

TREASURY PLUS MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period

                                   FEB. 28,          FEB. 28,          MARCH 31,          MARCH 31,
 FOR THE PERIOD ENDED:              2007            2006/4/             2005               2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                  $1.00              $1.00              $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                                  0.03               0.01               0.00
  (loss)
  Net realized and
unrealized gain
   (loss) on investments                                 0.00               0.00               0.00
                                                      -------            -------            -------
  Total from investment
   operations                                            0.03               0.01               0.00
                                                      -------            -------            -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    (0.03)             (0.01)              0.00
  Distributions from net
realized
   gain                                                  0.00               0.00               0.00
                                                      -------            -------            -------
  Total distributions                                   (0.03)             (0.01)              0.00
                                                      -------            -------            -------
 NET ASSET VALUE, END OF                                $1.00              $1.00              $1.00
                                                      =======            =======            =======
  PERIOD
 TOTAL RETURN/1/                                         2.64%              1.02%              0.26%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                        $2,773,558         $2,496,955         $2,457,864
  (000s)
  Ratio of net investment
income
   (loss) to average net                                 2.87%              1.02%              0.39%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                         0.65%              0.66%              0.66%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                               0.65%              0.65%              0.65%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 52 FINANCIAL HIGHLIGHTS

100% TREASURY MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period

                                  FEB. 28,       FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:              2007         2006/4/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                         $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                              0.02            0.01            0.00            0.01            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                    0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  Total from investment                              0.02            0.01            0.00            0.01            0.02
                                                   ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                           (0.02)          (0.01)           0.00           (0.01)          (0.02)
  Distributions from net                             0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  realized gain
  Total distributions                               (0.02)          (0.01)           0.00           (0.01)          (0.02)
                                                   ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                            $1.00           $1.00           $1.00           $1.00           $1.00
                                                   ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                     2.50%           0.96%           0.36%           0.96%           2.48%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $201,384        $160,233        $162,883        $209,285        $161,947
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                                2.72%           0.94%           0.37%           0.94%           2.33%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                     0.83%           0.86%           0.90%           0.81%           0.79%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                          0.65%           0.65%           0.65%           0.65%           0.65%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 53

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                                    {ICA NUMBER}
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

                              Institutional Class

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET FUNDS

Cash Investment Money Market Fund

Government Money Market Fund

Heritage Money Market Fund

National Tax-Free Money Market Fund

Prime Investment Money Market Fund

Treasury Plus Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information             3
Cash Investment Money Market     5
  Fund
Government Money Market Fund     8
Heritage Money Market Fund      11
National Tax-Free Money         14
  Market Fund
Prime Investment Money Market
  Fund                          17
Treasury Plus Money Market      20
  Fund
Description of Principal        23
  Investment Risks

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     26
  of the Funds
About Wells Fargo Funds Trust   26
The Investment Adviser          26
The Sub-Adviser                 27
Dormant Multi-Manager           27
  Arrangement

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Pricing Fund Shares       28
How to Buy Shares         30
How to Sell Shares        32
How to Exchange Shares    34
Account Policies          35

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                   37
Taxes                           38
Financial Highlights            39
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money; and

.. what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Treasure Plus Money Market Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policy of the National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:
   . Each Fund will seek to maintain a net asset value of $1.00 per share.
   . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   . The dollar-weighted average maturity of each Fund will be 90 days or less.
   . Each Fund will invest only in U.S. dollar-denominated securities.
   . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/14/1987
INSTITUTIONAL CLASS
Ticker: WFIXX

INVESTMENT OBJECTIVE
The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                             CASH INVESTMENT MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.36%      5.32%      4.95%      6.41%      4.27%      1.72%      1.04%      1.26%      3.10%

    BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            %            %             %

1 Institutional Class shares incepted on November 8, 1999. Performance shown prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Fund's Service Class shares incepted on October 14, 1987.

 6 CASH INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.20%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                             CASH INVESTMENT MONEY MARKET FUND 7

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
11/16/1987
INSTITUTIONAL CLASS
Ticker: GVIXX

INVESTMENT OBJECTIVE
The Government Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.16%      5.07%      4.72%      5.99%      3.80%      1.45%      0.85%      1.22%      3.08%

    BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            %            %             %

1 Institutional Class shares incepted on July 28, 2003. Performance shown prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Fund's
    Service Class shares incepted on November 16, 1987.

                                                  GOVERNMENT MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.20%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 10 GOVERNMENT MONEY MARKET FUND

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
6/29/1995
INSTITUTIONAL CLASS
Ticker: SHIXX

INVESTMENT OBJECTIVE
The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                   HERITAGE MONEY MARKET FUND 11

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Heritage Money Market Fund was organized as the successor fund to the Strong Heritage Money Fund.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                         AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.61%      5.47%      4.96%      6.39%      4.22%      1.75%      1.07%      1.27%      3.10%

    BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            %            %             %

1 Institutional Class shares incepted on March 31, 2000. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Institutional Class shares of the Strong Heritage Money Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the Strong Heritage Money Fund, which incepted on June 29, 1995.

 12 HERITAGE MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.20%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                                   HERITAGE MONEY MARKET FUND 13

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/7/1988
INSTITUTIONAL CLASS
Ticker: WFNXX

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..  exclusively in high-quality, short-term money market instruments; and

.. at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from federal income tax and federal AMT.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Municipal Securities Risk
   .  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 14 NATIONAL TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
3.40%      3.19%      2.93%      3.97%      2.69%      1.34%      0.87%      1.05%      2.26%

    BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            %            %             %

1 Institutional Class shares incepted on November 8, 1999. Performance shown prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Fund's Service Class shares incepted on August 3, 1993.

                                          NATIONAL TAX-FREE MONEY MARKET FUND 15

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.20%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 16 NATIONAL TAX-FREE MONEY MARKET FUND

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
9/2/1998
INSTITUTIONAL CLASS
Ticker: PIIXX

INVESTMENT OBJECTIVE
The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                           PRIME INVESTMENT MONEY MARKET FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                               AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006
4.85%      6.08%      3.77%      1.30%      0.81%      1.22%      3.12%

    BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       LIFE OF FUND1
 INSTITUTIONAL CLASS/1/           %             %              %

1 Institutional Class shares incepted on July 28, 2003. Performance shown prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Fund's
    Service Class shares incepted on September 2, 1998.

 18 PRIME INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.20%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                           PRIME INVESTMENT MONEY MARKET FUND 19

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/1/1985
INSTITUTIONAL CLASS
Ticker: PISXX

INVESTMENT OBJECTIVE
The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations. It is our intention, under normal market conditions, to invest substantially all of the Fund's assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund's net assets in securities other than those described above.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 20 TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.35%      5.23%      4.78%      6.03%      3.90%      1.61%      0.95%      1.14%      2.95%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS               %            %             %

                                              TREASURY PLUS MONEY MARKET FUND 21

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.20%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 22 TREASURY PLUS MONEY MARKET FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.

COUNTER-PARTY RISK       When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                         Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                         Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK     Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                         Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.
FOREIGN INVESTMENT RISK  Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
                         ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 23

LEVERAGE RISK              Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
MONEY MARKET FUND RISK     Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                           Fund.
MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                           Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.
REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

 24 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 25

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 26 ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.
--------------------------------------------------------------------------------

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 27

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund at 5:00 p.m. (ET), and of the National Tax-Free Money Market Fund at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

 28 PRICING FUND SHARES

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

                                                          PRICING FUND SHARES 29

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Typically, shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases shares on your behalf, you should understand the following:

   . MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

   . RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   . PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   . SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

   . U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   . EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

   . TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

HOW TO BUY SHARES DIRECTLY:
Institutional investors who are interested in purchasing shares directly from a Fund should contact Investor Services at 1-800-260-5969.

GENERAL NOTES FOR BUYING SHARES

   . MINIMUM INVESTMENTS. Institutions and other investors are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived or reduced in certain situations. Please see the Statement of Additional Information for details on minimum initial investment waivers.

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

 30 HOW TO BUY SHARES

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  National Tax-Free Money
  Market
  . By 12:00 p.m. (ET)         Same Business Day
  . After 12:00 p.m. (ET)      Next Business Day
----------------------------- -----------------------------
  Cash Investment Money
  Market
  Government Money Market
  Heritage Money Market
  Prime Investment Money
  Market
  Treasury Plus Money Market
  . By 4:30 p.m. (ET)          Same Business Day
  . After 4:30 p.m. (ET)       Next Business Day

----------------------------- -----------------------------

                                                            HOW TO BUY SHARES 31

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 INSTITUTIONS SELLING SHARES   TO SELL SOME OR ALL OF YOUR SHARES
----------------------------- ---------------------------------------------------------------------
  DIRECTLY
-----------------------------
 Through Your Investment       Contact your investment representative
----------------------------- ---------------------------------------------------------------------
  Representative
-----------------------------
 By Telephone /               . To speak with an investor services representative call 1-800-
 Electronic Funds Transfer    222-8222 or use the automated phone system at 1-800-368-
-----------------------------
(EFT)
-------------------------  --
                              7550.
                              . Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                              market funds, and next day for all other WELLS FARGO ADVANTAGE
                              FUNDS.
                              . Transfers made to a Wells Fargo Bank Account are made
                              available sooner than transfers to an unaffiliated institution.
                              . Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.
 By Wire                      . To arrange for a Federal Funds wire, call 1-800-222-8222.
-----------------------------
                              . Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system. We
                              reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that they may asses for an incoming wire transfer.
                              -----
 By Internet                   Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------------------- ---------------------------------------------------------------------
 In Person                     Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                              53051.

----------------------------- -----

GENERAL NOTES FOR SELLING SHARES:

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

   . RIGHT TO DELAY PAYMENT. For all of the Funds, except the Cash Investment
     Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under the extraordinary circumstances discussed below. For the Cash Investment Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under the extraordinary circumstances discussed below.

 32 HOW TO SELL SHARES

     Under the extraordinary circumstances discussed under Section 22(3) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund and for longer than seven days for each of the other Funds. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                    PROCEEDS WIRED                 DIVIDENDS
---------                     ------------------------------ ------------------------------
 National Tax-Free Money
  Market
 . By 12:00 p.m. (ET)          Same Business Day              Not earned on day of request
 . After 12:00 p.m. (ET)       Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 Cash Investment Money Market
 Government Money Market
 Heritage Money Market
 Prime Investment Money
  Market
 Treasury Plus Money Market
 . By 4:30 p.m. (ET)           Same Business Day              Not earned on day of request
 . After 4:30 p.m. (ET)        Next Business Day              Earned on day of request

----------------------------- ------------------------------ ------------------------------

                                                           HOW TO SELL SHARES 33

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..  In general, exchanges may be made between like share classes of any Wells
   Fargo Advantage Fund offered to the general public for investment. Institutional Class shares may only be exchanged for Institutional Class shares.

.. An exchange request will be processed on the same BUSINESS DAY, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following BUSINESS DAY.

.. You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

.. If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

 34 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

..  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

..  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s,
   Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords

                                                             ACCOUNT POLICIES 35
confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 36 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

                                                                DISTRIBUTIONS 37

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the National Tax-Free Money Market Fund's net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions of ordinary income from the National Tax-Free Money Market Fund attributable to other sources and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

Although the Funds do not expect to realize any capital gain, DISTRIBUTIONS of a Fund's net short-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any DISTRIBUTIONS when determining their taxable income. In general, DISTRIBUTIONS also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

 38 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.

CASH INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MAR. 31,        MAR. 31,        MAR. 31,
 FOR THE PERIOD ENDED:            2007        2006/1/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.03            0.02            0.01            0.02            0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.03            0.02            0.01            0.02            0.03
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)          (0.02)          (0.01)          (0.02)          (0.03)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.03)          (0.02)          (0.01)          (0.02)          (0.03)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/2/                                   3.21%           1.60%           0.98%           1.54%           3.28%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $6,497,267      $5,998,383      $5,839,329      $5,175,328      $5,478,005
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              3.50%           1.61%           0.97%           1.52%           3.14%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                   0.25%           0.26%           0.26%           0.28%           0.28%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.20%           0.20%           0.22%           0.25%           0.25%
  Portfolio turnover rate

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during periods shown. Total returns for periods of less than one year are not annualized.
3 Ratios shown for periods of less than one year are annualized.
4 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                         FINANCIAL HIGHLIGHTS 39

GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period

                                   FEB. 28,          FEB. 28,          MARCH 31,          MARCH 31,
 FOR THE PERIOD ENDED:              2007            2006/4/             2005               2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                  $1.00              $1.00              $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.03               0.02               0.01
  (loss)
  Net realized and
unrealized gain
   (loss) on investments                                 0.00               0.00               0.00
                                                      -------            -------            -------
  Total from investment
   operations                                            0.03               0.02               0.01
                                                      -------            -------            -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    (0.03)             (0.02)             (0.01)
  Distributions from net
realized
   gain                                                  0.00               0.00               0.00
                                                      -------            -------            -------
  Total distributions                                   (0.03)             (0.02)             (0.01)
                                                      -------            -------            -------
 NET ASSET VALUE, END OF                                $1.00              $1.00              $1.00
                                                      =======            =======            =======
  PERIOD
 TOTAL RETURN/1/                                         3.19%              1.57%              0.61%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                        $4,508,755         $3,964,854         $1,471,711
  (000s)
  Ratio of net investment
income
   (loss) to average net                                 3.45%              1.66%              0.90%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                         0.26%              0.26%              0.25%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                               0.20%              0.20%              0.20%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 40 FINANCIAL HIGHLIGHTS

HERITAGE MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON MARCH 31, 2000
For a share outstanding throughout each period

                                  FEB. 28,       FEB. 28,        OCT. 31,        OCT. 31,        OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:              2007         2006/4/           2005            2004            2003             2002
 NET ASSET VALUE, BEGINNING                         $1.00           $1.00           $1.00           $1.00             $1.00
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.01            0.03            0.01            0.01              0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                    0.00            0.00            0.00            0.00              0.00
                                                   ------          ------          ------          ------            ------
  Total from investment                              0.01            0.03            0.01            0.01              0.02
                                                   ------          ------          ------          ------            ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                           (0.01)          (0.03)          (0.01)          (0.01)            (0.02)
  Distributions from net                             0.00            0.00            0.00            0.00              0.00
                                                   ------          ------          ------          ------            ------
  realized gain
  Total distributions                               (0.01)          (0.03)          (0.01)          (0.01)            (0.02)
                                                   ------          ------          ------          ------            ------
 NET ASSET VALUE, END OF                            $1.00           $1.00           $1.00           $1.00             $1.00
                                                   ======          ======          ======          ======            ======
  PERIOD
 TOTAL RETURN/1/                                     1.36%           2.75%           1.10%           1.16%             1.91%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $419,084        $338,723        $162,280        $263,513        $1,079,326
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                                4.13%           2.97%           1.07%           1.25%             1.86%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2, 3/                                    0.28%           0.28%           0.26%           0.22%             0.21%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                          0.18%           0.18%           0.18%           0.18%             0.18%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and expenses were waived and/or reimbursed.
    The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from October 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 41

NATIONAL TAX-FREE MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period

                                  FEB. 28,       FEB. 28,         MARCH 31,        MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:              2007         2006/4/            2005             2004            2003            2002
 NET ASSET VALUE, BEGINNING                         $1.00             $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.02              0.01            0.01            0.01            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                    0.00              0.00            0.00            0.00            0.00
                                                   ------            ------          ------          ------          ------
  Total from investment                              0.02              0.01            0.01            0.01            0.02
                                                   ------            ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                           (0.02)            (0.01)          (0.01)          (0.01)          (0.02)
  Distributions from net                             0.00              0.00            0.00            0.00            0.00
                                                   ------            ------          ------          ------          ------
  realized gain
  Total distributions                               (0.02)            (0.01)          (0.01)          (0.01)          (0.02)
                                                   ------            ------          ------          ------          ------
 NET ASSET VALUE, END OF                            $1.00             $1.00           $1.00           $1.00           $1.00
                                                   ======            ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                     2.31%             1.27%           0.85%           1.23%           2.20%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $700,534        $1,032,250        $302,140        $126,969        $138,179
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                                2.46%             1.37%           0.82%           1.23%           2.05%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                     0.27%             0.26%           0.26%           0.29%           0.38%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                          0.20%             0.20%           0.22%           0.29%           0.30%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 42 FINANCIAL HIGHLIGHTS

PRIME INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period

                                   FEB. 28,          FEB. 28,          MARCH 31,          MARCH 31,
 FOR THE PERIOD ENDED:              2007            2006/4/             2005               2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                  $1.00              $1.00              $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.03               0.02               0.01
  (loss)
  Net realized and
unrealized gain
   (loss)on investments                                  0.00               0.00               0.00
                                                      -------            -------            -------
  Total from investment
   operations                                            0.03               0.02               0.01
                                                      -------            -------            -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    (0.03)             (0.02)             (0.01)
  Distributions from net
realized
   gain                                                  0.00               0.00               0.00
                                                      -------            -------            -------
  Total distributions                                   (0.03)             (0.02)             (0.01)
                                                      -------            -------            -------
 NET ASSET VALUE, END OF                                $1.00              $1.00              $1.00
                                                      =======            =======            =======
  PERIOD
 TOTAL RETURN/1/                                         3.23%              1.58%              0.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                        $2,889,532         $3,271,052         $1,085,856
  (000s)
  Ratio of net investment
income
   (loss) to average net                                 3.46%              1.87%              0.89%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                         0.26%              0.26%              0.25%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                               0.20%              0.20%              0.20%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 43

TREASURY PLUS MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON AUGUST 11, 1995
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MAR. 31,        MAR. 31,       MAR. 31,
 FOR THE PERIOD ENDED:            2007        2006/4/           2005            2004            2003           2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00         $1.00
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.03            0.01            0.01            0.01          0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00          0.00
                                                 ------          ------          ------          ------        ------
  Total from investment                            0.03            0.01            0.01            0.01          0.03
                                                 ------          ------          ------          ------        ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)          (0.01)          (0.01)          (0.01)        (0.03)
  Distributions from net                           0.00            0.00            0.00            0.00          0.00
                                                 ------          ------          ------          ------        ------
  realized gain
  Total distributions                             (0.03)          (0.01)          (0.01)          (0.01)        (0.03)
                                                 ------          ------          ------          ------        ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00         $1.00
                                                 ======          ======          ======          ======        ======
  PERIOD
 TOTAL RETURN/1/                                   3.07%           1.48%           0.88%           1.45%         2.97%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $1,166,102      $1,268,636      $1,964,435      $1,565,864      $905,766
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              3.29%           1.39%           0.88%           1.38%         2.78%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                   0.26%           0.27%           0.26%           0.29%         0.29%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.20%           0.20%           0.20%           0.21%         0.21%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 44 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                                    {ICA NUMBER}
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

                                 Investor Class

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET FUNDS

Money Market Fund

Municipal Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information             3
Money Market Fund                5
Municipal Money Market Fund      8
Description of Principal        11
  Investment Risks

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     13
  of the Funds
About Wells Fargo Funds Trust   13
The Investment Adviser          13
The Sub-Adviser                 14
Dormant Multi-Manager           14
  Arrangement

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES

Pricing Fund Shares       15
How to Open an Account    16
How to Buy Shares         17
How to Sell Shares        20
How to Exchange Shares    23
Account Policies          24

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   26
Taxes                           27
Financial Highlights            28
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money; and

.. what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Municipal Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:
   . Each Fund will seek to maintain a net asset value of $1.00 per share.
   . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   . The dollar-weighted average maturity of each Fund will be 90 days or less.
   . Each Fund will invest only in U.S. dollar-denominated securities.
   . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
7/1/1992
INVESTOR CLASS
Ticker: WMMXX

INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                             MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.00%      4.95%      4.60%      5.80%      3.52%      1.16%      0.49%      0.68%      2.60%

 BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Portfolio's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS/1/                 %            %             %

1 Investor Class shares incepted on April 11, 2005. Performance shown prior to
    April 11, 2005 for the Investor Class shares reflects the performance of the Class A shares, and includes fees and expenses that are not applicable to and are higher than those of the Investor Class.

 6 MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 Annual Fund Operating
Expenses
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                     0.27%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        0.65%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion;
    0.275% for the next $4 billion; 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                                             MONEY MARKET FUND 7

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/23/1986
INVESTOR CLASS
Ticker: SXFXX

INVESTMENT OBJECTIVE
The Municipal Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..  exclusively in high-quality, short-term money market instruments; and

.. at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT.
We may also invest:

..  any amount in securities whose income may be subject to the federal AMT.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. We invest principally in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Municipal Securities Risk
   .  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Municipal Money Market Fund was organized as the successor fund to the Strong Municipal Money Market Fund.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
3.60%      3.55%      3.33%      4.18%      2.91%      1.33%      0.85%      0.90%      1.89%

 BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Portfolio's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS/1/                 %            %             %

1 Investor Class shares incepted on October 23, 1986. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Municipal Money Market Fund.

                                                   MUNICIPAL MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 Annual Fund Operating
Expenses
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                     0.29%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        0.64%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion;
    0.275% for the next $4 billion; 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 10 MUNICIPAL MONEY MARKET FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.

COUNTER-PARTY RISK       When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                         Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                         Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK     Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                         Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.
FOREIGN INVESTMENT RISK
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK            Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 11

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
MONEY MARKET FUND RISK       Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                             Fund.
MUNICIPAL SECURITIES RISK    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                             Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
U.S. GOVERNMENT OBLIGATIONS
RISK

 12 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 13

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.
--------------------------------------------------------------------------------

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for the Municipal Money Market Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 14 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the Funds at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 15

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   . directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   . through a brokerage account with an approved selling agent; or

   . through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

 16 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS           INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
----------------------------- -------------------------------------------------- --------------------------------------
 Regular accounts               $2,500                                             $100
 Automatic Investment Plans     $50                                                $50
 IRAs, IRA rollovers, Roth      $1,000                                             $100
  IRAs
 UGMA/UTMA accounts             {MINIMUM INVESTMENT UGMA UTMA}                     $50
 Employer Sponsored             no minimum                                         no minimum
 Retirement Plans
 BUYING SHARES                 OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
----------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment       Contact your investment representative             Contact your investment representative
 Representative
----------------------------- -------------------------------------------------- --------------------------------------
By Mail
-----------------------------
                               . Complete and sign your account application.     . Enclose a voided check (for checking
                                                                                 accounts) or a deposit slip (savings
                               . Mail the application with your check made       accounts). Alternatively, include a note
                               payable to the Fund to Investor Services at:      with your name, the Fund name,
                                                REGULAR MAIL                     and your account number.
                              --------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                               P.O. Box 8266                     . Mail the deposit slip or note
                                           Boston, MA 02266-8266                 with your check made payable
                                                                                 to the Fund to the address on
                                               OVERNIGHT ONLY                    the left.
                              -------------------------------------------------- --------------------------------------

                                        WELLS FARGO ADVANTAGE FUNDS
                                        Attn: CCSU-Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
                              --------------------------------------------------
 By Telephone
-----------------------------
                              A new account may not be opened by                 To buy additional shares or to buy
                              telephone unless you have another Wells            shares of a new Fund call:
                              Fargo Advantage Fund account with your             . Investor Services at
                              bank information on file. If you do not              1-800-222-8222 or
                              currently have an account, refer to the section    . 1-800-368-7550 for the
                              on buying shares by mail or wire.                    automated phone system
----------------------------- -------------------------------------------------- --------------------------------------
 In Person                    Investors are welcome to visit the Investor        See instructions shown to the left.
                              Center in person to ask questions or conduct
                              any Fund transaction. The Investor Center is
                              located at 100 Heritage Reserve, Menomonee
                              Falls, Wisconsin 53051.
                              -------------------------------------------------- --------------------------------------

                                                            HOW TO BUY SHARES 17

 BUYING SHARES
----------------------------------------------------------------------------------------------------
                OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
 By Wire                                                      To buy additional shares, instruct
--------------
                . Complete, sign and mail your account
                                                             your bank or financial institution to
               application (refer to the section on buying
                                                             use the same wire instructions
               shares by mail)
                                                             shown to the left.
                                                             --------------------------------------
               . Provide the following instructions to your
               financial institution:
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account
               Number and any applicable
               share class)
               Account Name: Provide your
               name as registered on the
               Fund account
               ---------------------------------------------
 By Internet    You may open an account on-line and fund      . To buy additional shares or buy
--------------
               your account with an Electronic Funds         shares of a new Fund, visit our
               Transfer from your bank account, by Federal   Web site at
               Wire, or by sending us a check. Visit         www.wellsfargo.com/
               www.wellsfargo.com/advantagefunds.            advantagefunds.
               ---------------------------------------------
                                                             . Subsequent online purchases
                                                             have a minimum of $100 and a
                                                             maximum of $100,000.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   . INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

   . NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   . MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

 18 HOW TO BUY SHARES

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                  DIVIDENDS BEGIN TO ACCRUE:
  Municipal Money Market
  . By 12:00 p.m. (ET)       Same Business Day
  . After 12:00 p.m. (ET)    Next Business Day
--------------------------- -----------------------------
  Money Market
  . By 3:00 p.m. (ET)        Same Business Day
  . After 3:00 p.m. (ET)     Next Business Day

--------------------------- -----------------------------

                                                            HOW TO BUY SHARES 19

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES            TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Minimum Redemption        $100 (or remainder of account balance)
------------------------- ---------------------------------------------------------------------
 Through Your Investment   Contact your investment representative
------------------------- ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                  . Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                          dollar amount you wish to receive (or write "Full Redemption"
                          to redeem your remaining account balance) to the address
                          below.
                          . Make sure all account owners sign the request exactly as their names appear on the account application.
                          .  A medallion guarantee may be required under certain
                          circumstances (see "General Notes for Selling Shares").
                                                           REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ----------------------------------------------------------------------
 By Wire                  . To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------
                          . Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          . We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                          ----------------------------------------------------------------------
 By Internet               Visit our Web site at www.wellsfargo.com/advantagefunds.
-------------------------
                          Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000.
                          ----------------------------------------------------------------------
 In Person                 Investors are welcome to visit the Investor Center in person to ask
-------------------------
                          questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                          53051.
                          -----

 20 HOW TO SELL SHARES

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             . Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)
                            . Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.
                            . Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            . A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.
                            . Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.
                            . Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                            market funds, and next day for all other WELLS FARGO ADVANTAGE
                            FUNDS.
                            . Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   . FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for

                                                           HOW TO SELL SHARES 21
     investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   . MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                 PROCEEDS WIRED                 DIVIDENDS
---------                  ------------------------------ ------------------------------
 Municipal Money Market
 . By 12:00 p.m. (ET)       Same Business Day              Not earned on day of request
 . After 12:00 p.m. (ET)    Next Business Day              Earned on day of request
-------------------------- ------------------------------ ------------------------------
 Money Market
 . By 3:00 p.m. (ET)        Same Business Day              Not earned on day of request
 . After 3:00 p.m. (ET)     Next Business Day              Earned on day of request

-------------------------- ------------------------------ ------------------------------

 22 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..  In general, exchanges may be made between like share classes of any Wells
   Fargo Advantage Fund offered to the general public for investment. In addition, Investor Class shares may be exchanged for Class Z shares, as long as you meet the eligibility requirements for investment in Class Z shares. See the Class Z prospectus for details.

.. An exchange request will be processed on the same BUSINESS DAY, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following BUSINESS DAY.

.. You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

.. Every exchange involves selling Fund shares, which may produce a capital gain or loss for federal income tax purposes.

.. If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

                                                       HOW TO EXCHANGE SHARES 23

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

.. AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

.. AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

.. SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account.
   To participate in this plan, you:
   . must have a Fund account valued at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Automatic Investment Plan.

.. PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

CHECK WRITING
Check writing is offered on the Investor Class shares of the Money Market and Municipal Money Market Funds. Checks written on your account are subject to the terms and conditions found in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than ten days before the check is presented for payment. Checks may not be written to close an account.

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of {EXCESS TRANSACTION AMOUNT}. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

..  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

..  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s,
   Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually

 24 ACCOUNT POLICIES
and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 25

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

.. AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

.. CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

.. BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

.. DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

 26 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the Municipal Money Market Fund's net investment income from municipal obligations will not be subject to federal income tax, although a significant portion of such distributions could be subject to the federal AMT. Distributions of ordinary income from the Municipal Money Market Fund attributable to other sources, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

                                                                        TAXES 27

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.

MONEY MARKET FUND
INVESTOR CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                       FEB. 28,            FEB. 28,
 FOR THE PERIOD ENDED:                2007                2006
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                        $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                                        0.03
  (loss)
  Net realized and
unrealized gain
   (loss) on investments                                       0.00
                                                        -----------
  Total from investment
   operations                                                  0.03
                                                        -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                          (0.03)
  Distributions from net
realized
   gain                                                        0.00
                                                        -----------
  Total distributions                                         (0.03)
                                                        -----------
 NET ASSET VALUE, END OF                                      $1.00
                                                        ===========
  PERIOD
 TOTAL RETURN/1/                                               2.74%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                                $700,728
  (000s)
  Ratio of net investment
income
   (loss) to average net                                       3.02%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                               1.00%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                                     0.65%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 28 FINANCIAL HIGHLIGHTS

MUNICIPAL MONEY MARKET FUND
INVESTOR CLASS SHARES-COMMENCED ON OCTOBER 23, 1986
For a share outstanding throughout each period

                                  FEB. 28,       FEB. 28,        OCT. 31,        OCT. 31,          OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:              2007         2006/1/           2005            2004             2003              2002
 NET ASSET VALUE, BEGINNING                         $1.00           $1.00           $1.00             $1.00             $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                              0.01            0.02            0.01              0.01              0.01
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                    0.00           0.005            0.00              0.00              0.00
                                                   ------          ------          ------            ------            ------
  Total from investment                              0.01            0.02            0.01              0.01              0.01
                                                   ------          ------          ------            ------            ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                           (0.01)          (0.02)          (0.01)            (0.01)            (0.01)
  Distributions from net                             0.00            0.00            0.00              0.00              0.00
                                                   ------          ------          ------            ------            ------
  realized gain
  Total distributions                               (0.01)          (0.02)          (0.01)            (0.01)            (0.01)
                                                   ------          ------          ------            ------            ------
 NET ASSET VALUE, END OF                            $1.00           $1.00           $1.00             $1.00             $1.00
                                                   ======          ======          ======            ======            ======
  PERIOD
 TOTAL RETURN/2/                                     0.81%           1.69%           0.83%             0.92%             1.42%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $539,844        $597,924        $875,447        $1,563,333        $2,066,885
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                                2.45%           1.64%           0.81%             0.94%             1.42%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                     1.04%           0.86%           0.65%             0.61%             0.58%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                          0.64%           0.66%           0.63%             0.61%             0.58%
  Portfolio turnover rate

1 The Fund changed its fiscal year-end from October 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
3 Ratios shown for periods of less than one year are annualized.
4 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
5 Amount calculated is less than $0.005.

                                                         FINANCIAL HIGHLIGHTS 29

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                                    {ICA NUMBER}
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

                              Administrator Class

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET FUNDS

Cash Investment Money Market Fund

Government Money Market Fund

Heritage Money Market Fund

National Tax-Free Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information             3
Cash Investment Money Market     5
  Fund
Government Money Market Fund     8
Heritage Money Market Fund      11
National Tax-Free Money         14
  Market Fund
Description of Principal        17
  Investment Risks

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     20
  of the Funds
About Wells Fargo Funds Trust   20
The Investment Adviser          20
The Sub-Adviser                 21
Dormant Multi-Manager           21
  Arrangement

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Pricing Fund Shares       22
How to Buy Shares         24
How to Sell Shares        28
How to Exchange Shares    31
Account Policies          32

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   34
Taxes                           35
Financial Highlights            36
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money; and

.. what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of each Fund, except the National Tax-Free Money Market Fund, concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the National Tax-Free Money Market Fund concerning "80% of the Fund's assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:
   . Each Fund will seek to maintain a net asset value of $1.00 per share.
   . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   . The dollar-weighted average maturity of each Fund will be 90 days or less.
   . Each Fund will invest only in U.S. dollar-denominated securities.
   . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/14/1987
ADMINISTRATOR CLASS
Ticker: WFAXX

INVESTMENT OBJECTIVE
The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                             CASH INVESTMENT MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.36%      5.32%      4.92%      6.17%      4.03%      1.49%      0.84%      1.11%      2.95%

    BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was X.XX%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/            %            %             %

1 Administrator Class shares incepted on July 31, 2003. Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Administrator Class shares. The Fund's Service Class shares incepted on October 14, 1987.

 6 CASH INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 Annual Fund Operating
Expenses (expenses that ar  e
deducted from
Fund assets)
  Management Fees                         0.10%
  Distribution (12b-1) Fees               0.00%
  Other Expenses1                           x.xx%
  TOTAL ANNUAL FUND                     X.XX%
  OPERATING EXPENSES
  Fee Waivers                               x.xx%
  NET EXPENSES/2/                         0.35%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                             CASH INVESTMENT MONEY MARKET FUND 7

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
11/16/1987
ADMINISTRATOR CLASS
Ticker: WGAXX

INVESTMENT OBJECTIVE
The Government Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.16%      5.07%      4.72%      5.99%      3.80%      1.45%      0.79%      1.07%      2.92%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/            %            %             %

1 Administrator Class shares incepted on July 31, 2003. Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Administrator Class shares. The Fund's Service Class shares incepted on November 16, 1987.

                                                  GOVERNMENT MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.35%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year       $
   3 Years      $
   5 Years      $
   10 Years     $

 10 GOVERNMENT MONEY MARKET FUND

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
6/29/1995
ADMINISTRATOR CLASS
Ticker: SHMXX

INVESTMENT OBJECTIVE
The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                   HERITAGE MONEY MARKET FUND 11

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Heritage Money Market Fund was organized as the successor fund to the Strong Heritage Money Fund.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.61%      5.47%      4.96%      6.21%      3.99%      1.53%      0.85%      1.04%      2.89%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/            %            %             %

1 Administrator Class shares incepted on June 29, 1995. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Heritage Money
    Fund, which incepted on June 29, 1995.

 12 HERITAGE MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.35%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                                   HERITAGE MONEY MARKET FUND 13

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/7/1988
ADMINISTRATOR CLASS
Ticker: WNTXX

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..  exclusively in high-quality, short-term money market instruments; and

.. at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from federal income tax and federal AMT.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Municipal Securities Risk
   .  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 14 NATIONAL TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
3.40%      3.19%      2.91%      3.81%      2.54%      1.18%      0.66%      0.80%      2.00%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/            %            %             %

1 Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Administrator Class shares. The Fund's Service Class shares incepted on August 3, 1993.

                                          NATIONAL TAX-FREE MONEY MARKET FUND 15

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES2                          0.30%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 16 NATIONAL TAX-FREE MONEY MARKET FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.

COUNTER-PARTY RISK       When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                         Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                         Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK     Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                         Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.
FOREIGN INVESTMENT RISK  Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
                         ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 17

LEVERAGE RISK              Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
MONEY MARKET FUND RISK     Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                           Fund.
MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                           Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.
REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

 18 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 19

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 20 ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.
--------------------------------------------------------------------------------

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 21

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the Cash Investment Money Market Fund, Government Money Market Fund and Heritage Money Market Fund at 5:00 p.m. (ET), and of the National Tax-Free Money Market Fund at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

 22 PRICING FUND SHARES

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

                                                          PRICING FUND SHARES 23

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases shares on your behalf, you should understand the following:

   . MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

   . RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   . PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   . SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

   . U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   . EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

   . TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

 24 HOW TO BUY SHARES

HOW TO BUY SHARES DIRECTLY:
Administrator Class shares are also available for purchase directly from WELLS FARGO ADVANTAGE FUNDS. Please refer to the following section for details on how to directly purchase Administrator Class shares of the Funds.

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS           INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
----------------------------- -------------------------------------------------- --------------------------------------
 Regular accounts               $1,000,000                                         no minimum
 Automatic Investment Plans     $50                                                $50
 IRAs, IRA rollovers, Roth      {MINIMUM INVESTMENT RETIREMENT}                    $100
  IRAs
 UGMA/UTMA accounts             {MINIMUM INVESTMENT UGMA UTMA}                     $50
 Employer Sponsored             no minimum                                         no minimum
  Retirement Plans
 BUYING SHARES                 OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
----------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment       Contact your investment representative             Contact your investment representative
 Representative
----------------------------- -------------------------------------------------- --------------------------------------
 By Mail
-----------------------------
                              . Complete and sign your account application.      . Enclose a voided check (for checking
                                                                                 accounts) or a deposit slip (savings
                              . Mail the application with your check made        accounts). Alternatively, include a note
                              payable to the Fund to Investor Services at:       with your name, the Fund name,
                                                REGULAR MAIL                     and your account number.
                              --------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                               P.O. Box 8266                     . Mail the deposit slip or note
                                           Boston, MA 02266-8266                 with your check made payable
                                                                                 to the Fund to the address on
                                               OVERNIGHT ONLY                    the left.
                              -------------------------------------------------- --------------------------------------

                                        WELLS FARGO ADVANTAGE FUNDS
                                        Attn: CCSU-Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
-----------------------------
 By Telephone
                              A new account may not be opened by                 To buy additional shares or to buy
                              telephone unless you have another Wells            shares of a new Fund call:
                              Fargo Advantage Fund account with your             . Investor Services at
                              bank information on file. If you do not              1-800-222-8222 or
                              currently have an account, refer to the section    . 1-800-368-7550 for the
                              on buying shares by mail or wire.                    automated phone system
----------------------------- -------------------------------------------------- --------------------------------------
 In Person                    Investors are welcome to visit the Investor        See instructions shown to the left.
                              Center in person to ask questions or conduct
                              any Fund transaction. The Investor Center is
                              located at 100 Heritage Reserve, Menomonee
                              Falls, Wisconsin 53051.
                              -------------------------------------------------- --------------------------------------

                                                            HOW TO BUY SHARES 25

 BUYING SHARES
----------------------------------------------------------------------------------------------------
                OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
 By Wire                                                      To buy additional shares, instruct
--------------
                . Complete, sign and mail your account
                                                             your bank or financial institution to
               application (refer to the section on buying
                                                             use the same wire instructions
               shares by mail)
                                                             shown to the left.
                                                             --------------------------------------
               . Provide the following instructions to your
               financial institution:
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account
               Number)
               Account Name: Provide your
               name as registered on the
               Fund account
               ---------------------------------------------
 By Internet    A new account may not be opened by            . To buy additional shares or buy
--------------
               Internet unless you have another Wells Fargo  shares of a new Fund, visit our
               Advantage Fund account with your bank         Web site at
               information on file. If you do not currently  www.wellsfargo.com/
               have an account, refer to the section on      advantagefunds.
               buying shares by mail or wire.
               ---------------------------------------------
                                                             . Subsequent online purchases
                                                             have a minimum of $100 and a
                                                             maximum of $100,000.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   . INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

   . NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   . MINIMUM INITIAL INVESTMENT WAIVERS. We may waive or reduce the minimum initial investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

 26 HOW TO BUY SHARES

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                  DIVIDENDS BEGIN TO ACCRUE:
  National Tax-Free Money
  Market
  . By 12:00 p.m. (ET)       Same Business Day
  . After 12:00 p.m. (ET)    Next Business Day
--------------------------- -----------------------------
  Cash Investment Money
  Market
  Government Money Market
  Heritage Money Market
  . By 4:30 p.m. (ET)        Same Business Day
  . After 4:30 p.m. (ET)     Next Business Day

--------------------------- -----------------------------

                                                            HOW TO BUY SHARES 27

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES            TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Through Your Investment   Contact your investment representative
------------------------- ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                  . Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                          dollar amount you wish to receive (or write "Full Redemption"
                          to redeem your remaining account balance) to the address
                          below.
                          . Make sure all account owners sign the request exactly as their names appear on the account application.
                          .  A medallion guarantee may be required under certain
                          circumstances (see "General Notes for Selling Shares").
                                                           REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ----------------------------------------------------------------------
 By Wire                  . To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------
                          . Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          o We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                          ----------------------------------------------------------------------
 By Internet               Visit our Web site at www.wellsfargo.com/advantagefunds.
-------------------------
                          Redemptions requested on-line are limited to a maximum of
                          $500,000.
                          --------
 In Person                 Investors are welcome to visit the Investor Center in person to ask
-------------------------
                          questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                          53051.
                          --------

 28 HOW TO SELL SHARES

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             . Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)
                            . Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.
                            . Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            . A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.
                            . Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.
                            . Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                            market funds, and next day for all other WELLS FARGO ADVANTAGE
                            FUNDS.
                            . Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   . FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for

                                                           HOW TO SELL SHARES 29
     investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   . MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                    PROCEEDS WIRED                 DIVIDENDS
---------                     ------------------------------ ------------------------------
 National Tax-Free Money
  Market
 . By 12:00 p.m. (ET)          Same Business Day              Not earned on day of request
 . After 12:00 p.m. (ET)       Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 Cash Investment Money Market
 Government Money Market
 Heritage Money Market
 . By 4:30 p.m. (ET)           Same Business Day              Not earned on day of request
 . After 4:30 p.m. (ET)        Next Business Day              Earned on day of request

----------------------------- ------------------------------ ------------------------------

 30 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..  In general, exchanges may be made between like share classes of any Wells
   Fargo Advantage Fund offered to the general public for investment. Administrator Class shares of the Heritage Money Market Fund and National Tax-Free Money Market Fund may be exchanged for Investor Class shares of any money market or non-money market fund.

.. An exchange request will be processed on the same BUSINESS DAY, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following BUSINESS DAY.

.. You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

.. If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the PUBLIC OFFERING PRICE ("POP") of the new Fund unless you are otherwise eligible to buy shares at NAV.

.. Every exchange involves selling Fund shares, which may produce a capital gain or loss for federal income tax purposes.

.. If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

                                                       HOW TO EXCHANGE SHARES 31

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

..  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

..  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s,
   Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords

 32 ACCOUNT POLICIES
confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 33

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds accrue distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

.. AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

.. CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

.. BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

.. DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

 34 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the National Tax-Free Money Market Fund's net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

                                                                        TAXES 35

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.

CASH INVESTMENT MONEY MARKET FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON JULY 31, 2003
For a share outstanding throughout each period

                                   FEB. 28,          FEB. 28,         MARCH 31,         MARCH 31,
 FOR THE PERIOD ENDED:              2007            2006/4/             2005              2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                  $1.00             $1.00             $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.03              0.01              0.01
  (loss)
  Net realized and
unrealized gain
   (loss) on investments                                 0.00              0.00              0.00
                                                      -------          --------          --------
  Total from investment
   operations                                            0.03              0.01              0.01
                                                      -------          --------          --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    (0.03)            (0.01)            (0.01)
  Distributions from net
realized
   gain                                                  0.00              0.00              0.00
                                                      -------          --------          --------
  Total distributions                                   (0.03)            (0.01)            (0.01)
                                                      -------          --------          --------
 NET ASSET VALUE, END OF                                $1.00             $1.00             $1.00
                                                      =======          ========          ========
  PERIOD
 TOTAL RETURN/1/                                         3.06%             1.45%             0.53%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                        $1,150,617          $619,286          $281,124
  (000s)
  Ratio of net investment
income
   (loss) to average net                                 3.37%             1.57%             0.79%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                         0.37%             0.37%             0.39%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                               0.35%             0.35%             0.35%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 36 FINANCIAL HIGHLIGHTS

GOVERNMENT MONEY MARKET FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON JULY 31, 2003
For a share outstanding throughout each period

                                    FEB. 28,         FEB. 28,        MARCH 31,         MARCH 31,
 FOR THE PERIOD ENDED:               2007           2006/4/            2005              2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                 $1.00             $1.00             $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.03              0.01              0.01
  (loss)
  Net realized and
unrealized gain
   (loss) on investments                                0.00              0.00              0.00
                                                     -------          --------          --------
  Total from investment
   operations                                           0.03              0.01              0.01
                                                     -------          --------          --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                   (0.03)            (0.01)            (0.01)
  Distributions from net
realized
   gain                                                 0.00              0.00              0.00
                                                     -------          --------          --------
  Total distributions                                  (0.03)            (0.01)            (0.01)
                                                     -------          --------          --------
 NET ASSET VALUE, END OF                               $1.00             $1.00             $1.00
                                                     =======          ========          ========
  PERIOD
 TOTAL RETURN/1/                                        3.05%             1.41%             0.50%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                         $876,234          $596,740          $160,507
  (000s)
  Ratio of net investment
income
   (loss) to average net                                3.33%             1.59%             0.75%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                        0.38%             0.38%             0.37%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                              0.35%             0.35%             0.35%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 37

HERITAGE MONEY MARKET FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON JUNE 29, 1995
For a share outstanding throughout each period/1/

                                FEB. 28,     NOV. 1, 2005-       OCT.31,       OCT.31,       OCT.31,        OCT.31,
 FOR THE PERIOD ENDED:            2007     FEB. 28, 2006/1/       2005          2004          2003           2002
 NET ASSET VALUE, BEGINNING                        $1.00           $1.00         $1.00         $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.01            0.03          0.01          0.01            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                   0.00            0.00          0.00          0.00            0.00
                                                 -------          ------        ------        ------          ------
  Total from investment                             0.01            0.03          0.01          0.01            0.02
                                                 -------          ------        ------        ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                          (0.01)          (0.03)        (0.01)        (0.01)          (0.02)
  Distributions from net                            0.00            0.00          0.00          0.00            0.00
                                                 -------          ------        ------        ------          ------
  realized gain
  Total distributions                              (0.01)          (0.03)        (0.01)        (0.01)          (0.02)
                                                 -------          ------        ------        ------          ------
 NET ASSET VALUE, END OF                           $1.00           $1.00         $1.00         $1.00           $1.00
                                                 =======          ======        ======        ======          ======
  PERIOD (000)
 TOTAL RETURN/2/                                    1.29%           2.54%         0.88%         0.94%           1.69%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                     $288,971        $301,694      $452,770      $706,440      $1,034,437
  Ratio of net investment
income (loss) to
   average net assets                               3.91%           2.41%         0.86%         0.95%           1.69%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                    0.40%           0.56%         0.68%         0.62%           0.60%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                         0.38%           0.39%         0.40%         0.40%           0.40%
  Portfolio turnover rate

1 The Fund changed its Fiscal year-end from October 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
3 Ratios shown for periods of less than one year are annualized.
4 During each period, various fees and expenses were waived and/or reimbursed.
    The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 38 FINANCIAL HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                             APRIL 11, 2005-
 FOR THE PERIOD ENDED:                FEBRUARY 28, 2006
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                             $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.02
  (loss)
  Net realized and
unrealized gain
   (loss) on investments                            0.00
                                      ------------------
  Total from investment
   operations                                       0.02
                                      ------------------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                               (0.02)
  Distributions from net
realized
   gain                                             0.00
                                      ------------------
  Total distributions                              (0.02)
                                      ------------------
 NET ASSET VALUE, END OF                           $1.00
                                      ==================
  PERIOD
 TOTAL RETURN/1/                                    2.21%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                     $561,788
  (000s)
  Ratio of net investment
income
   (loss) to average net                            2.39%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                    0.39%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                          0.30%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed for periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                         FINANCIAL HIGHLIGHTS 39

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                                    {ICA NUMBER}
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET FUNDS

Liquidity Reserve Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUND
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information            3
Liquidity Reserve Money         5
  Market Fund
Description of Principal        8
  Investment Risks

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
FUND
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     10
  of the Fund
About Wells Fargo Funds Trust   10
The Investment Adviser          10
The Sub-Adviser                 11

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY AND SELL FUND
SHARES

Pricing Fund Shares    13
How to Buy Shares      14
How to Sell Shares     15
Account Policies       16

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   17
Taxes                           18
Financial Highlights            19
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about a Fund within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the Fund in this Prospectus is non-fundamental;
that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

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ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:
   . Each Fund will seek to maintain a net asset value of $1.00 per share.
   . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   . The dollar-weighted average maturity of each Fund will be 90 days or less.
   . Each Fund will invest only in U.S. dollar-denominated securities.
   . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
7/31/2002
Ticker: WFLXX

INVESTMENT OBJECTIVE
The Liquidity Reserve Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                           LIQUIDITY RESERVE MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

       CALENDAR YEAR RETURNS/1/
         AS OF 12/31 EACH YEAR
2003       2004       2005       2006
0.24%      0.44%      2.39%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/2006                    1 YEAR        LIFE OF FUND
 LIQUIDITY RESERVE MONEY            %              %
  MARKET FUND

           6 LIQUIDITY RESERVE MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                     0.29%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        0.76%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion;
    0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                           LIQUIDITY RESERVE MONEY MARKET FUND 7

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information and on the Fund's Web site at www.wellsfargo.com/advantagefunds.

COUNTER-PARTY RISK       When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                         Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                         Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK     Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                         Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.
FOREIGN INVESTMENT RISK  Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
                         ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

 8 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

LEVERAGE RISK                Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
MONEY MARKET FUND RISK       Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                             Fund.
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

                                     DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 9

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 10 ORGANIZATION AND MANAGEMENT OF THE FUND

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                      ORGANIZATION AND MANAGEMENT OF THE FUND 11

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the Fund at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 13

HOW TO BUY SHARES
--------------------------------------------------------------------------------

You can buy Fund shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund. Please contact your shareholder servicing agent for more information.

GENERAL NOTES FOR BUYING SHARES

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                 DIVIDENDS BEGIN TO ACCRUE:
  Liquidity Reserve Money
  Market
  . By 3:00 p.m. (ET)       Same Business Day
  . After 3:00 p.m. (ET)    Next Business Day

-------------------------- -----------------------------

 14 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance to the terms of your customer account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your customer account by your shareholder servicing agent. The Fund does not charge redemption fees.

GENERAL NOTES FOR SELLING SHARES:

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                PROCEEDS WIRED                 DIVIDENDS
---------                 ------------------------------ ------------------------------
 Liquidity Reserve Money
  Market
 . By 3:00 p.m. (ET)       Same Business Day              Not earned on day of request
 . After 3:00 p.m. (ET)    Next Business Day              Earned on day of request

------------------------- ------------------------------ ------------------------------

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Fund do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

                                                           HOW TO SELL SHARES 15

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 16 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund accrues distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

                                                                DISTRIBUTIONS 17

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

 18 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

LIQUIDITY RESERVE MONEY MARKET FUND
COMMENCED ON JULY 31, 2002
For a share outstanding throughout each period

                                   FEB. 28,         FEB. 28,           MARCH 31,          MARCH 31,          MARCH 31,
 FOR THE PERIOD ENDED:              2007            2006/4/             2005               2004               2003
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                  $1.00              $1.00              $1.00              $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                                  0.03               0.01               0.00               0.00
  (loss)
  Net realized gain (loss) on
   investments                                           0.00               0.00               0.00               0.00
                                                      -------            -------            -------            -------
  Total from investment
   operations                                            0.03               0.01               0.00               0.00
                                                      -------            -------            -------            -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    (0.03)             (0.01)              0.00               0.00
  Distributions from net
realized
   gain                                                  0.00               0.00               0.00               0.00
                                                      -------            -------            -------            -------
  Total distributions                                   (0.03)             (0.01)              0.00               0.00
                                                      -------            -------            -------            -------
 NET ASSET VALUE, END OF                                $1.00              $1.00              $1.00              $1.00
                                                      =======            =======            =======            =======
  PERIOD
 TOTAL RETURN/1/                                         2.61%              0.80%              0.17%              0.46%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                        $2,370,307         $1,955,506         $1,734,451         $1,054,549
  (000s)
  Ratio of net investment
income
   (loss) to average net                                 2.86%              0.81%              0.16%              0.64%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                         0.95%              1.12%              1.19%              1.07%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                               0.84%              1.00%              1.00%              0.92%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 19

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                                    {ICA NUMBER}
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET FUNDS

Overland Express Sweep Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUND
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information            3
Overland Express Sweep Fund     5
Description of Principal        8
  Investment Risks

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
FUND
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     10
  of the Fund
About Wells Fargo Funds Trust   10
The Investment Adviser          10
The Sub-Adviser                 11

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY AND SELL FUND
SHARES

Pricing Fund Shares    13
How to Buy Shares      14
How to Sell Shares     15
Account Policies       16

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   17
Taxes                           18
Financial Highlights            19
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about a Fund within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the Fund in this Prospectus is non-fundamental;
that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:
   . Each Fund will seek to maintain a net asset value of $1.00 per share.
   . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   . The dollar-weighted average maturity of each Fund will be 90 days or less.
   . Each Fund will invest only in U.S. dollar-denominated securities.
   . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

Fund Inception:10/01/1991
Ticker: N/A

INVESTMENT OBJECTIVE
The Overland Express Sweep Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                   OVERLAND EXPRESS SWEEP FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                        CALENDAR YEAR RETURNS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
4.47%      4.42%      4.09%      5.33%      3.26%      0.69%      0.12%      0.39%      2.21%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/2006                   1 YEAR       5 YEARS       10 YEARS
 OVERLAND EXPRESS SWEEP            %            %             %
  FUND/1/

1 The Fund incepted on October 1, 1991. Performance shown for periods prior to December 15, 1997, reflects the performance of the predecessor Overland Express Funds, Inc. portfolio

 6 OVERLAND EXPRESS SWEEP FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                     0.28%
  Distribution (12b-1) Fees              0.25%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        1.08%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion;
    0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                                   OVERLAND EXPRESS SWEEP FUND 7

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information and on the Fund's Web site at www.wellsfargo.com/advantagefunds.

COUNTER-PARTY RISK       When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                         Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                         Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK     Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                         Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.
FOREIGN INVESTMENT RISK  Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
                         ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

 8 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

LEVERAGE RISK                Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
MONEY MARKET FUND RISK       Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                             Fund.
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

                                     DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 9

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 10 ORGANIZATION AND MANAGEMENT OF THE FUND

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                      ORGANIZATION AND MANAGEMENT OF THE FUND 11

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the Fund at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 13

HOW TO BUY SHARES
--------------------------------------------------------------------------------

You can buy Fund shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund. Please contact your shareholder servicing agent for more information.

GENERAL NOTES FOR BUYING SHARES

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                 DIVIDENDS BEGIN TO ACCRUE:
  Overland Express Money
  Market
  . By 3:00 p.m. (ET)       Same Business Day
  . After 3:00 p.m. (ET)    Next Business Day

-------------------------- -----------------------------

 14 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance to the terms of your customer account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your customer account by your shareholder servicing agent. The Fund does not charge redemption fees.

GENERAL NOTES FOR SELLING SHARES:

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                PROCEEDS WIRED                 DIVIDENDS
---------                 ------------------------------ ------------------------------
 Overland Express Money
  Market
 . By 3:00 p.m. (ET)       Same Business Day              Not earned on day of request
 . After 3:00 p.m. (ET)    Next Business Day              Earned on day of request

------------------------- ------------------------------ ------------------------------

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Fund do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

                                                           HOW TO SELL SHARES 15

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 16 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund accrues distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

                                                                DISTRIBUTIONS 17

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

 18 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

OVERLAND EXPRESS SWEEP FUND
OVERLAND EXPRESS SWEEP FUND - COMMENCED ON OCTOBER 1, 1991
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/4/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.02            0.01            0.00            0.01            0.02
  (loss)
  Net realized gain (loss)                         0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  on investments
  Total from investment                            0.02            0.01            0.00            0.01            0.02
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.02)          (0.01)           0.00           (0.01)          (0.02)
  Distributions from net                           0.00            0.00            0.00            0.00           (0.00)
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.02)          (0.01)           0.00           (0.01)          (0.02)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   2.40%           0.72%           0.10%           0.52%           2.26%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $4,962,681      $4,232,638      $4,477,980      $5,084,538      $6,107,675
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              2.62%           0.72%           0.10%           0.52%           2.13%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                   1.08%           1.17%           1.35%           1.25%           1.25%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        1.08%           1.07%           1.07%           1.25%           1.25%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived/reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 19

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
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(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET TRUSTS

California Tax-Free Money Market Trust

Money Market Trust

National Tax-Free Money Market Trust

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
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THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information             3
California Tax-Free Money        5
  Market Trust
Money Market Trust               8
National Tax-Free Money         11
  Market Trust
Description of Principal        14
  Investment Risks

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ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     17
  of the Funds
About Wells Fargo Funds Trust   17
The Investment Adviser          17
The Sub-Adviser                 18

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YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Pricing Fund Shares    19
How to Buy Shares      21
How to Sell Shares     23
Account Policies       25

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OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   27
Taxes                           28
Financial Highlights            29
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
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This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money; and

.. what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the California Tax-Free Money Market Trust and National Tax-Free Money Market Trust concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

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PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

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ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:
   . Each Fund will seek to maintain a net asset value of $1.00 per share.
   . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   . The dollar-weighted average maturity of each Fund will be 90 days or less.
   . Each Fund will invest only in U.S. dollar-denominated securities.
   . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET TRUST
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INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
5/5/1997

INVESTMENT OBJECTIVE
The California Tax-Free Money Market Trust seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

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PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..  exclusively in high-quality, short-term money market instruments;

.. at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income taxes; and

.. at least 80% of the Fund's net assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax
   (AMT).
We may also invest:

.. up to 20% of the Fund's net assets in municipal obligations whose income may be subject to federal AMT.

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PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and California individual income tax. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

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PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  California Municipal Securities Risk
   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Municipal Securities Risk
   .  Non Diversification Risk
   .  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                        CALIFORNIA TAX-FREE MONEY MARKET TRUST 5

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PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                   CALENDAR YEAR RETURNS/1/
                                    AS OF 12/31 EACH YEAR
1998       1999       2000       2001       2002       2003       2004       2005       2006
3.03%      2.84%      3.46%      2.37%      1.27%      0.84%      1.03%      2.21%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/2006                   1 YEAR       5 YEARS       LIFE OF FUND
 CALIFORNIA TAX-FREE MONEY        %             %             %
  MARKET TRUST

 6 CALIFORNIA TAX-FREE MONEY MARKET TRUST

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FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.00%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.20%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                        CALIFORNIA TAX-FREE MONEY MARKET TRUST 7

MONEY MARKET TRUST
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INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
9/17/1990

INVESTMENT OBJECTIVE
The Money Market Trust seeks current income, while preserving capital and liquidity.

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PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

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PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

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PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 MONEY MARKET TRUST

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PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                        CALENDAR YEAR RETURNS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.57%      5.51%      5.17%      6.46%      4.27%      1.74%      1.07%      1.26%      3.12%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/2006                   1 YEAR       5 YEARS       10 YEARS
 MONEY MARKET TRUST                %            %             %

                                                            MONEY MARKET TRUST 9

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FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.00%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.20%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 10 MONEY MARKET TRUST

NATIONAL TAX-FREE MONEY MARKET TRUST
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INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
11/10/1997

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Trust seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..  exclusively in high-quality, short-term money market instruments; and

.. at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from federal income tax and federal AMT.

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PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

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PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Municipal Securities Risk
   .  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         NATIONAL TAX-FREE MONEY MARKET TRUST 11

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PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                   CALENDAR YEAR RETURNS/1/
                                    AS OF 12/31 EACH YEAR
1998       1999       2000       2001       2002       2003       2004       2005       2006
3.29%      3.09%      4.07%      2.73%      1.40%      0.92%      1.03%      2.24%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/2006                   1 YEAR       5 YEARS       LIFE OF FUND
 NATIONAL TAX-FREE MONEY          %             %             %
  MARKET TRUST

 12 NATIONAL TAX-FREE MONEY MARKET TRUST

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FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.00%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.20%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                         NATIONAL TAX-FREE MONEY MARKET TRUST 13

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
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Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.

CALIFORNIA MUNICIPAL  Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK       Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.
COUNTER-PARTY RISK    When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                      Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                      Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                      Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

 14 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

FOREIGN INVESTMENT RISK  Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
                         ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK            Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK              The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 15

MONEY MARKET FUND RISK       Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                             Fund.
MUNICIPAL SECURITIES RISK    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                             Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.
NON DIVERSIFICATION RISK     Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                             "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                             of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

 16 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 17

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

 18 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the California Tax-Free Money Market Trust and National Tax-Free Money Market Trust at 4:00 p.m. (ET) and the Money Market Trust at 5:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Trust's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 19

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

 20 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Typically, shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases shares on your behalf, you should understand the following:

   . MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

   . RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   . PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   . SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

   . U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   . EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

    TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

GENERAL NOTES FOR BUYING SHARES

   . MINIMUM INVESTMENTS. These shares have no minimum initial or subsequent investment requirement, but can only be purchased within certain trust or investment advisory accounts.

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

                                                            HOW TO BUY SHARES 21

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                   DIVIDENDS BEGIN TO ACCRUE:
  National Tax-Free Money
  Market Trust
  California Tax-Free Money
  Market Trust
  . By 12:00 p.m. (ET)        Same Business Day
  . After 12:00 p.m. (ET)     Next Business Day
---------------------------- -----------------------------
  Money Market Trust
  . By 3:00 p.m. (ET)         Same Business Day
  . After 3:00 p.m. (ET)      Next Business Day

---------------------------- -----------------------------

 22 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

These shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 INSTITUTIONS SELLING SHARES   TO SELL SOME OR ALL OF YOUR SHARES
----------------------------- ---------------------------------------------------------------------
  DIRECTLY
-----------------------------
 Through Your Investment       Contact your investment representative
----------------------------- ---------------------------------------------------------------------
  Representative
-----------------------------
 By Telephone /               . To speak with an investor services representative call 1-800-
 Electronic Funds Transfer    222-8222 or use the automated phone system at 1-800-368-
-----------------------------
(EFT)
-------------------------  --
                              7550.
                              . Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                              market funds, and next day for all other WELLS FARGO ADVANTAGE
                              FUNDS.
                              . Transfers made to a Wells Fargo Bank Account are made
                              available sooner than transfers to an unaffiliated institution.
                              . Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.
                              -----
 By Wire                      . To arrange for a Federal Funds wire, call 1-800-222-8222.
-----------------------------
                              . Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system. We
                              reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that they may asses for an incoming wire transfer.
                              -----
 By Internet                   Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------------------- ---------------------------------------------------------------------
 In Person                     Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                              53051.

----------------------------- -----

GENERAL NOTES FOR SELLING SHARES:

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts

                                                           HOW TO SELL SHARES 23
     with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                  PROCEEDS WIRED                 DIVIDENDS
---------                   ------------------------------ ------------------------------
 National Tax-Free Money
  Market Trust
 California Tax-Free Money
  Market Trust
 . By 12:00 p.m. (ET)        Same Business Day              Not earned on day of request
 . After 12:00 p.m. (ET)     Next Business Day              Earned on day of request
 Money Market Trust
 . By 3:00 p.m. (ET)         Same Business Day              Not earned on day of request
 . After 3:00 p.m. (ET)      Next Business Day              Earned on day of request

--------------------------- ------------------------------ ------------------------------

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

 24 HOW TO SELL SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

..  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

..  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s,
   Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords

                                                             ACCOUNT POLICIES 25
confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 26 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund accrues distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

                                                                DISTRIBUTIONS 27

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income and California individual income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the California Tax-Free Money Market Trust's and National Tax-Free Money Market Trust's net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Distributions of ordinary income from these Funds attributable to other sources and of ordinary income from the Money Market Trust attributable to all sources generally will be taxable to you as ordinary income.

Distributions of the California Tax-Free Money Market Trust's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the federal income tax status of your distributions for the year.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

 28 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.

CALIFORNIA TAX-FREE MONEY MARKET TRUST
COMMENCED ON MAY 5, 1997
For a share outstanding throughout each period

                                  FEB. 28,       FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:              2007         2006/4/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                         $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                              0.02            0.01            0.01            0.01            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                    0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  Total from investment                              0.02            0.01            0.01            0.01            0.02
                                                   ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                           (0.02)          (0.01)          (0.01)          (0.01)          (0.02)
  Distributions from net                             0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  realized gain
  Total distributions                               (0.02)          (0.01)          (0.01)          (0.01)          (0.02)
                                                   ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                            $1.00           $1.00           $1.00           $1.00           $1.00
                                                   ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                     2.26%           1.24%           0.82%           1.18%           2.01%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $485,164        $556,885        $501,853        $830,713        $852,775
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                                2.43%           1.24%           0.81%           1.16%           1.92%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                     0.21%           0.21%           0.21%           0.24%           0.25%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                          0.20%           0.20%           0.20%           0.20%           0.20%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 29

MONEY MARKET TRUST
COMMENCED ON SEPTEMBER 17, 1990
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED             2007        2006/4/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.03            0.02            0.01            0.02            0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.03            0.02            0.01            0.02            0.03
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)          (0.02)          (0.01)          (0.02)          (0.03)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.03)          (0.02)          (0.01)          (0.02)          (0.03)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   3.23%           1.61%           1.00%           1.58%           3.27%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $2,599,058      $2,070,151      $1,448,899      $1,823,970      $1,776,435
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              3.53%           1.59%           0.98%           1.56%           3.02%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                   0.20%           0.20%           0.21%           0.23%           0.22%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.20%           0.20%           0.20%           0.20%           0.20%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 30 FINANCIAL HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET TRUST
COMMENCED ON NOVEMBER 10, 1997
For a share outstanding throughout each period

                                  FEB. 28,       FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:              2007         2006/4/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                         $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                              0.02            0.01            0.01            0.01            0.02
  (loss)
  Net realized gain (loss)                           0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  on investments
  Total from investment                              0.02            0.01            0.01            0.01            0.02
                                                   ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                           (0.02)          (0.01)          (0.01)          (0.01)          (0.02)
  Distributions from net                             0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  realized gain
  Total distributions                               (0.02)          (0.01)          (0.01)          (0.01)          (0.02)
                                                   ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                            $1.00           $1.00           $1.00           $1.00           $1.00
                                                   ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                     2.30%           1.25%           0.86%           1.30%           2.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $599,064        $293,653        $563,985        $507,048        $627,773
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                                2.49%           1.18%           0.86%           1.28%           2.08%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                     0.21%           0.22%           0.21%           0.22%           0.24%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                          0.20%           0.20%           0.20%           0.20%           0.20%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed for periods shown. Total returns for periods less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 31

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                                    {ICA NUMBER}
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

                                 Service Class

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET FUNDS

California Tax-Free Money Market Fund

Cash Investment Money Market Fund

Government Money Market Fund

National Tax-Free Money Market Fund

Prime Investment Money Market Fund

Treasury Plus Money Market Fund

100% Treasury Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information             3
California Tax-Free Money        5
  Market Fund
Cash Investment Money Market     8
  Fund
Government Money Market Fund    11
National Tax-Free Money         14
  Market Fund
Prime Investment Money Market
  Fund                          17
Treasury Plus Money Market      20
  Fund
100% Treasury Money Market      23
  Fund
Description of Principal        26
  Investment Risks

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     29
  of the Funds
About Wells Fargo Funds Trust   29
The Investment Adviser          29
The Sub-Adviser                 30
--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Pricing Fund Shares       32
How to Open an Account    33
How to Buy Shares         34
How to Sell Shares        37
How to Exchange Shares    40
Account Policies          41

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   43
Taxes                           44
Financial Highlights            45
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money; and

.. what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of each Fund, except the California Tax-Free Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:
   . Each Fund will seek to maintain a net asset value of $1.00 per share.
   . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   . The dollar-weighted average maturity of each Fund will be 90 days or less.
   . Each Fund will invest only in U.S. dollar-denominated securities.
   . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/1/1992
SERVICE CLASS
Ticker: WFCXX

INVESTMENT OBJECTIVE
The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..  exclusively in high-quality, short-term money market instruments;

.. at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income taxes; and

.. at least 80% of the Fund's net assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax
   (AMT).
We may also invest:

.. up to 20% of the Fund's net assets in municipal obligations whose income may be subject to federal AMT.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and California individual income tax. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  California Municipal Securities Risk
   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Municipal Securities Risk
   .  Non Diversification Risk
   .  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                             CALENDAR YEAR RETURNS FOR THE SERVICE CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
2.92%      2.61%      2.44%      3.26%      2.11%      1.02%      0.59%      0.78%      1.96%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was
                             x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS/1/                  %            %             %

1 Service Class shares incepted on November 8, 1999. Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and includes fees and expenses that are not applicable to and are higher than those of the Service Class shares. The Fund's Class A shares incepted on January 1, 1992.

 6 CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                     0.28%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        0.45%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion;
    0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 7

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/14/1987
SERVICE CLASS
Ticker: NWIXX

INVESTMENT OBJECTIVE
The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 CASH INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                             CALENDAR YEAR RETURNS FOR THE SERVICE CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.36%      5.32%      4.92%      6.17%      4.03%      1.49%      0.78%      0.95%      2.80%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                     %            %             %

                                             CASH INVESTMENT MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.50%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 10 CASH INVESTMENT MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
11/16/1987
SERVICE CLASS
Ticker: NWGXX

INVESTMENT OBJECTIVE
The Government Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                 GOVERNMENT MONEY MARKET FUND 11

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                             CALENDAR YEAR RETURNS FOR THE SERVICE CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.16%      5.07%      4.72%      5.99%      3.80%      1.45%      0.72%      0.91%      2.77%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                     %            %             %

 12 GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.50%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                                 GOVERNMENT MONEY MARKET FUND 13

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/7/1988
SERVICE CLASS
Ticker: MMIXX

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..  exclusively in high-quality, short-term money market instruments; and

.. at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from federal income tax and federal AMT.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Municipal Securities Risk
   .  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 14 NATIONAL TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                             CALENDAR YEAR RETURNS FOR THE SERVICE CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
3.40%      3.19%      2.91%      3.81%      2.54%      1.18%      0.66%      0.80%      2.00%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                     %            %             %

                                          NATIONAL TAX-FREE MONEY MARKET FUND 15

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.45%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 16 NATIONAL TAX-FREE MONEY MARKET FUND

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
9/2/1998
SERVICE CLASS
Ticker: NWRXX

INVESTMENT OBJECTIVE
The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                           PRIME INVESTMENT MONEY MARKET FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                  CALENDAR YEAR RETURNS FOR THE SERVICE CLASS/1/
                               AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006
4.85%      6.08%      3.77%      1.30%      0.66%      0.87%      2.76%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       LIFE OF FUND
 SERVICE CLASS                    %             %             %

 18 PRIME INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.55%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                           PRIME INVESTMENT MONEY MARKET FUND 19

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/1/1985
SERVICE CLASS
Ticker: PRVXX

INVESTMENT OBJECTIVE
The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations. It is our intention, under normal market conditions, to invest substantially all of the Fund's assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund's net assets in securities other than those described above.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 20 TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                             CALENDAR YEAR RETURNS FOR THE SERVICE CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.14%      5.02%      4.57%      5.82%      3.66%      1.35%      0.68%      0.83%      2.64%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                     %            %             %

                                              TREASURY PLUS MONEY MARKET FUND 21

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.50%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 22 TREASURY PLUS MONEY MARKET FUND

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
12/3/1990
SERVICE CLASS
Ticker: NWTXX

INVESTMENT OBJECTIVE
The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                              100% TREASURY MONEY MARKET FUND 23

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                             CALENDAR YEAR RETURNS FOR THE SERVICE CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
4.95%      4.80%      4.43%      5.62%      3.59%      1.30%      0.61%      0.77%      2.50%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                     %            %             %

 24 100% TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                     0.28%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        0.50%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion;
    0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                              100% TREASURY MONEY MARKET FUND 25

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds policies and procedures with respect to disclosure of the Funds portfolio holdings is available in the Funds Statement of Additional Information and on the Funds Web site at www.wellsfargo.com/advantagefunds.

CALIFORNIA MUNICIPAL  Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK       Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.
COUNTER-PARTY RISK    When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                      Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                      Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                      Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

 26 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

FOREIGN INVESTMENT RISK  Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
                         ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK            Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK              The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 27

MONEY MARKET FUND RISK       Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                             Fund.
MUNICIPAL SECURITIES RISK    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                             Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.
NON DIVERSIFICATION RISK     Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                             "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                             of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

 28 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 29

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

 30 ORGANIZATION AND MANAGEMENT OF THE FUNDS

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the Cash Investment Money Market Fund, Government Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund at 5:00 p.m. (ET), and of the 100% Treasury Money Market Fund, California Tax-Free Money Market Fund and National Tax-Free Money Market Fund at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

 32 PRICING FUND SHARES

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   . directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   . through a brokerage account with an approved selling agent; or

   . through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).

                                                       HOW TO OPEN AN ACCOUNT 33

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS        INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
-------------------------- -------------------------------------------------- -------------------------------------
 Regular accounts            $100,000                                           no minimum
 BUYING SHARES              OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
-------------------------- -------------------------------------------------- -------------------------------------
 Through Your Investment    Contact your investment representative             Contact your investment representative
 Representative
-------------------------- -------------------------------------------------- -------------------------------------
By Mail
--------------------------
                           . Complete and sign your account application.       . Enclose a voided check (for checking
                                                                               accounts) or a deposit slip (savings
                           . Mail the application with your check made         accounts). Alternatively, include a note
                           payable to the Fund to Investor Services at:        with your name, the Fund name,
                                             REGULAR MAIL                      and your account number.
                           --------------------------------------------------
                                     WELLS FARGO ADVANTAGE FUNDS
                                            P.O. Box 8266                     . Mail the deposit slip or note
                                        Boston, MA 02266-8266                 with your check made payable
                                                                              to the Fund to the address on
                                            OVERNIGHT ONLY                    the left.
                           -------------------------------------------------- -------------------------------------

                                     WELLS FARGO ADVANTAGE FUNDS
                                     Attn: CCSU-Boston Financial
                                             30 Dan Road
                                        Canton, MA 02021-2809
                           --------------------------------------------------
--------------------------
 By Telephone
                           A new account may not be opened by                 To buy additional shares or to buy
                           telephone unless you have another Wells            shares of a new Fund call:
                           Fargo Advantage Fund account with your             o Investor Services at
                           bank information on file. If you do not            1-800-222-8222 or
                           currently have an account, refer to the section    o 1-800-368-7550 for the
                           on buying shares by mail or wire.                  automated phone system
-------------------------- -------------------------------------------------- -------------------------------------
 In Person                 Investors are welcome to visit the Investor        See instructions shown to the left.
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve, Menomonee
                           Falls, Wisconsin 53051.
                           -------------------------------------------------- -------------------------------------

 34 HOW TO BUY SHARES

 BUYING SHARES
----------------------------------------------------------------------------------------------------
                OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
 By Wire                                                      To buy additional shares, instruct
--------------
                . Complete, sign and mail your account
                                                             your bank or financial institution to
               application (refer to the section on buying
                                                             use the same wire instructions
               shares by mail)
                                                             shown to the left.
                                                             --------------------------------------
               . Provide the following instructions to your
               financial institution:
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account
               Number and any applicable
               share class)
               Account Name: Provide your
               name as registered on the
               Fund account
               ---------------------------------------------
 By Internet    A new account may not be opened by           . To buy additional shares or buy
--------------
               Internet unless you have another Wells Fargo  shares of a new Fund, visit our
               Advantage Fund account with your bank         Web site at
               information on file. If you do not currently  www.wellsfargo.com/
               have an account, refer to the section on      advantagefunds.
               buying shares by mail or wire.
               ---------------------------------------------
                                                             . Subsequent online purchases
                                                             have a maximum of $100,000.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   . INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

   . NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   . MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

                                                            HOW TO BUY SHARES 35

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  National Tax-Free Money
  Market
  California Tax-Free Money
  Market
  . By 12:00 p.m. (ET)         Same Business Day
  . After 12:00 p.m. (ET)      Next Business Day
----------------------------- -----------------------------
  100% Treasury Money Market
  . By 1:00 p.m. (ET)          Same Business Day
  . After 1:00 p.m. (ET)       Next Business Day
----------------------------- -----------------------------
  Cash Investment Money
  Market
  Government Money Market
  Prime Investment Money
  Market
  Treasury Plus Money Market
  . By 4:30p.m. (ET)           Same Business Day
  . After 4:30 p.m. (ET)       Next Business Day

----------------------------- -----------------------------

 36 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES            TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Through Your Investment   Contact your investment representative
------------------------- ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                  . Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                          dollar amount you wish to receive (or write "Full Redemption"
                          to redeem your remaining account balance) to the address
                          below.
                          . Make sure all account owners sign the request exactly as their names appear on the account application.
                          .  A medallion guarantee may be required under certain
                          circumstances (see "General Notes for Selling Shares").
                                                           REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ----------------------------------------------------------------------
 By Wire                  . To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------
                          . Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          . We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                          ----------------------------------------------------------------------
 By Internet               Visit our Web site at www.wellsfargo.com/advantagefunds.
-------------------------
                          Redemptions requested on-line are limited to a maximum of
                          $500,000.
                          --------
 In Person                 Investors are welcome to visit the Investor Center in person to ask
-------------------------
                          questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                          53051.
                          --------

                                                           HOW TO SELL SHARES 37

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             . Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)
                            . Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.
                            . Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            . A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.
                            . Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.
                            . Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                            market funds, and next day for all other WELLS FARGO ADVANTAGE
                            FUNDS.
                            . Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   . FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for

 38 HOW TO SELL SHARES
     investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   . MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                    PROCEEDS WIRED                 DIVIDENDS
---------                     ------------------------------ ------------------------------
 National Tax-Free Money
  Market
 California Tax-Free Money
  Market
 . By 12:00 p.m. (ET)          Same Business Day              Not earned on day of request
 . After 12:00 p.m. (ET)       Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 100% Treasury Money Market
 . By 1:00 p.m. (ET)           Same Business Day              Not earned on day of request
 . After 1:00 p.m. (ET)        Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 Cash Investment Money Market
 Government Money Market
 Prime Investment Money
  Market
 Treasury Plus Money Market
 . By 4:30p.m. (ET)            Same Business Day              Not earned on day of request
 . After 4:30 p.m. (ET)        Next Business Day              Earned on day of request

----------------------------- ------------------------------ ------------------------------

                                                           HOW TO SELL SHARES 39

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..  In general, exchanges may be made between like share classes of any Wells
   Fargo Advantage Fund offered to the general public for investment. Service Class shares may be exchanged for other Service Class shares, or for any non-money market Class A shares.

.. An exchange request will be processed on the same BUSINESS DAY, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following BUSINESS DAY.

.. You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

.. If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the PUBLIC OFFERING PRICE ("POP") of the new Fund unless you are otherwise eligible to buy shares at NAV.

.. If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

 40 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

.. AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

.. AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

.. SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account.
   To participate in this plan, you:
   . must have a Fund account valued at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Automatic Investment Plan.

.. PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

..  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

..  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s,
   Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                             ACCOUNT POLICIES 41

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 42 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

.. AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

.. CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

.. BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

.. DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                DISTRIBUTIONS 43

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income and California individual income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the California Tax-Free Money Market Fund's and National Tax-Free Money Market Fund's net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Distributions of ordinary income from the California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund attributable from other sources, if any, and of ordinary income from other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

It is intended that distributions of the California Tax-Free Money Market Fund's net interest from California state and municipal obligations will not be subject to California individual income tax.

Distributions of net investment income from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

 44 TAXES

FINANCIAL HIGHLIGHTS
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The following tables are intended to help you understand the Funds financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds financial statements, is also contained in the Funds annual report, a copy of which is available upon request.

CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period

                                  FEB. 28,       FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:              2007         2006/4/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                         $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                              0.02            0.01            0.01            0.01            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                    0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  Total from investment                              0.02            0.01            0.01            0.01            0.02
                                                   ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                           (0.02)          (0.01)          (0.01)          (0.01)          (0.02)
  Distributions from net                             0.00            0.00            0.00            0.00            0.00
                                                   ------          ------          ------          ------          ------
  realized gain
  Total distributions                               (0.02)          (0.01)          (0.01)          (0.01)          (0.02)
                                                   ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                            $1.00           $1.00           $1.00           $1.00           $1.00
                                                   ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                     2.04%           0.99%           0.56%           0.93%           1.75%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $416,048        $356,093        $367,216        $304,422        $262,866
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                                2.18%           1.00%           0.56%           0.90%           1.62%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                     0.74%           0.66%           0.50%           0.50%           0.49%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                          0.45%           0.45%           0.45%           0.45%           0.45%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 45

CASH INVESTMENT MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON OCTOBER 14, 1987
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,        MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/4/           2005            2004            2003             2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00            $1.00            $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.03            0.01            0.01             0.01             0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00             0.00             0.00
                                                 ------          ------          ------           ------           ------
  Total from investment                            0.03            0.01            0.01             0.01             0.03
                                                 ------          ------          ------           ------           ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)          (0.01)          (0.01)           (0.01)           (0.03)
  Distributions from net                           0.00            0.00            0.00             0.00             0.00
                                                 ------          ------          ------           ------           ------
  realized gain
  Total distributions                             (0.03)          (0.01)          (0.01)           (0.01)           (0.03)
                                                 ------          ------          ------           ------           ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00            $1.00            $1.00
                                                 ======          ======          ======           ======           ======
  PERIOD
 TOTAL RETURN/1/                                   2.92%           1.30%           0.70%            1.31%            3.05%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $5,793,762      $6,879,632      $8,472,548      $10,590,565      $13,345,951
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              3.12%           1.26%           0.70%            1.31%            2.91%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                   0.54%           0.55%           0.55%            0.54%            0.54%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.50%           0.50%           0.49%            0.48%            0.48%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 46 FINANCIAL HIGHLIGHTS

GOVERNMENT MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON NOVEMBER 16, 1987
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/4/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.03            0.01            0.01            0.01            0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.03            0.01            0.01            0.01            0.03
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)          (0.01)          (0.01)          (0.01)          (0.03)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.03)          (0.01)          (0.01)          (0.01)          (0.03)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   2.91%           1.26%           0.65%           1.27%           2.86%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $5,350,480      $5,230,613      $4,767,774      $4,837,603      $5,752,411
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              3.13%           1.26%           0.65%           1.24%           2.67%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                   0.55%           0.55%           0.55%           0.54%           0.52%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.50%           0.50%           0.50%           0.50%           0.50%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 47

NATIONAL TAX-FREE MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON AUGUST 3, 1993
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/4/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.02            0.01            0.01            0.01            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.02            0.01            0.01            0.01            0.02
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.02)          (0.01)          (0.01)          (0.01)          (0.02)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.02)          (0.01)          (0.01)          (0.01)          (0.02)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   2.08%           1.02%           0.62%           1.07%           2.05%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $1,160,594      $1,195,511      $1,262,512      $1,401,583      $1,433,976
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              2.23%           1.01%           0.62%           1.06%           1.96%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                   0.56%           0.55%           0.55%           0.55%           0.54%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.45%           0.45%           0.45%           0.45%           0.45%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 48 FINANCIAL HIGHLIGHTS

PRIME INVESTMENT MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON SEPTEMBER 2, 1998
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,       MARCH 31,      MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/4/          2005           2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00         $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.03          0.01            0.01            0.01            0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00          0.00            0.00            0.00            0.00
                                                 ------        ------          ------          ------          ------
  Total from investment                            0.03          0.01            0.01            0.01            0.03
                                                 ------        ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)        (0.01)          (0.01)          (0.01)          (0.03)
  Distributions from net                           0.00          0.00            0.00            0.00            0.00
                                                 ------        ------          ------          ------          ------
  realized gain
  Total distributions                             (0.03)        (0.01)          (0.01)          (0.01)          (0.03)
                                                 ------        ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00         $1.00           $1.00           $1.00           $1.00
                                                 ======        ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   2.90%         1.22%           0.60%           1.14%           2.80%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $1,332,129      $816,105      $1,466,176      $1,818,364      $2,006,493
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              3.18%         1.20%           0.59%           1.14%           2.64%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                   0.55%         0.55%           0.55%           0.55%           0.55%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.55%         0.55%           0.54%           0.55%           0.55%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 49

TREASURY PLUS MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON OCTOBER 1, 1985
For a share outstanding throughout each period

                                FEB. 28,     FEB. 28,       MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007       2006/4/          2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                     $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.03            0.01            0.01            0.01            0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                0.00            0.00            0.00            0.00            0.00
                                               ------          ------          ------          ------          ------
  Total from investment                          0.03            0.01            0.01            0.01            0.03
                                               ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.03)          (0.01)          (0.01)          (0.01)          (0.03)
  Distributions from net                         0.00            0.00            0.00            0.00            0.00
                                               ------          ------          ------          ------          ------
  realized gain
  Total distributions                           (0.03)          (0.01)          (0.01)          (0.01)          (0.03)
                                               ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                        $1.00           $1.00           $1.00           $1.00           $1.00
                                               ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                 2.78%           1.17%           0.60%           1.20%           2.73%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $940,104      $1,205,795      $1,324,943      $1,207,609      $1,158,202
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                            2.99%           1.12%           0.60%           1.18%           2.54%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                 0.55%           0.56%           0.55%           0.55%           0.53%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                      0.50%           0.50%           0.49%           0.46%           0.46%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 50 FINANCIAL HIGHLIGHTS

100% TREASURY MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON DECEMBER 3, 1990
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/4/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.03            0.01            0.01            0.01            0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.03            0.01            0.01            0.01            0.03
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)          (0.01)          (0.01)          (0.01)          (0.03)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.03)          (0.01)          (0.01)          (0.01)          (0.03)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   2.64%           1.11%           0.53%           1.15%           2.68%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $3,581,797      $3,031,989      $2,978,019      $2,725,643      $2,501,888
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              2.89%           1.12%           0.52%           1.12%           2.53%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2,3/                                   0.73%           0.68%           0.55%           0.55%           0.55%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.50%           0.50%           0.49%           0.46%           0.46%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 51

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                                    {ICA NUMBER}
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

SUBJECT TO COMPLETION

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

                                  Select Class

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET FUNDS

Cash Investment Money Market Fund

Heritage Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information             3
Cash Investment Money Market     5
  Fund
Heritage Money Market Fund       8
Description of Principal        11
  Investment Risks

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ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     14
  of the Funds
About Wells Fargo Funds Trust   14
The Investment Adviser          14
The Sub-Adviser                 15
Dormant Multi-Manager           15
  Arrangement

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YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Pricing Fund Shares       16
How to Buy Shares         18
How to Sell Shares        20
How to Exchange Shares    22
Account Policies          23

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OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   25
Taxes                           26
Financial Highlights            27
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money; and

.. what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

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ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:
   . Each Fund will seek to maintain a net asset value of $1.00 per share.
   . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   . The dollar-weighted average maturity of each Fund will be 90 days or less.
   . Each Fund will invest only in U.S. dollar-denominated securities.
   . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/14/1987
SERVICE CLASS
Ticker: NWIXX

INVESTMENT OBJECTIVE
The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                             CASH INVESTMENT MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.36%      5.32%      4.95%      6.41%      4.27%      1.72%      1.04%      1.26%      3.10%

    BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            %            %             %

1 Select Class shares incepted on June __, 2007. Performance shown reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Service Class shares. The Service Class shares' returns are substantially similar to what the Select Class returns would be because the shares are invested in the same portfolio and their returns differ only to the extent that the Classes do not have the same fees and expenses.The Fund's Service Class shares incepted on October 14, 1987.

 6 CASH INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.13%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                             CASH INVESTMENT MONEY MARKET FUND 7

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
6/29/1995
SELECT CLASS
Ticker:

INVESTMENT OBJECTIVE
The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Foreign Investment Risk
   .  Issuer Risk
   .  Leverage Risk

   .  Management Risk
   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 HERITAGE MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Heritage Money Market Fund was organized as the successor fund to the Strong Heritage Money Fund.

[GRAPHIC APPEARS HERE]

                          CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                         AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
5.61%      5.47%      4.96%      6.39%      4.22%      1.75%      1.07%      1.27%      3.10%

    BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            %            %             %

1 Select Class shares incepted on June __, 2007. Performance shown reflects the performance of the to the in Class shares reflects the performance of the Institutional Class shares of the Strong Heritage Money Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the Strong Heritage Money
    Fund, which incepted on June 29, 1995.

                                                    HERITAGE MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1/                    x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                          x.xx%
  NET EXPENSES/2/                     0.XX%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 10 HERITAGE MONEY MARKET FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.

COUNTER-PARTY RISK       When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                         Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                         Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK     Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                         Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.
FOREIGN INVESTMENT RISK  Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
                         ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 11

LEVERAGE RISK              Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
MONEY MARKET FUND RISK     Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                           Fund.
MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                           Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.
REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

 12 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 13

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 14 ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.
--------------------------------------------------------------------------------

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 15

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the Funds at 5:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

 16 PRICING FUND SHARES

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

                                                          PRICING FUND SHARES 17

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Typically, shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases shares on your behalf, you should understand the following:

   . MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

   . RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   . PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   . SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

   . U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   . EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

   . TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

HOW TO BUY SHARES DIRECTLY:
Select Class investors who are interested in purchasing shares directly from a Fund should contact Investor Services at 1-800-260-5969.

GENERAL NOTES FOR BUYING SHARES

   . MINIMUM INVESTMENTS. Institutions and other investors are required to make a minimum initial investment of $50,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived or reduced in certain situations. Please see the Statement of Additional Information for details on minimum initial investment waivers.

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

 18 HOW TO BUY SHARES

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                 DIVIDENDS BEGIN TO ACCRUE:
  Cash Investment Money
  Market
  Heritage Money Market
  . By 4:30p.m. (ET)        Same Business Day
  . After 4:30 p.m. (ET)    Next Business Day

-------------------------- -----------------------------

                                                            HOW TO BUY SHARES 19

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Select shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 INSTITUTIONS SELLING SHARES   TO SELL SOME OR ALL OF YOUR SHARES
----------------------------- ---------------------------------------------------------------------
  DIRECTLY
-----------------------------
 Through Your Investment       Contact your investment representative
----------------------------- ---------------------------------------------------------------------
  Representative
-----------------------------
 By Telephone /               . To speak with an investor services representative call 1-800-
 Electronic Funds Transfer    222-8222 or use the automated phone system at 1-800-368-
-----------------------------
(EFT)
-------------------------  --
                              7550.
                              . Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                              market funds, and next day for all other WELLS FARGO ADVANTAGE
                              FUNDS.
                              . Transfers made to a Wells Fargo Bank Account are made
                              available sooner than transfers to an unaffiliated institution.
                              . Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.
                              -----
 By Wire                      . To arrange for a Federal Funds wire, call 1-800-222-8222.
-----------------------------
                              . Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system. We
                              reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that they may asses for an incoming wire transfer.
                              -----
 By Internet                   Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------------------- ---------------------------------------------------------------------
 In Person                     Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                              53051.

----------------------------- -----

GENERAL NOTES FOR SELLING SHARES:

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

   . CDSC FEES. Your redemptions are net of any redemption fee.

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts

 20 HOW TO SELL SHARES
     with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                    PROCEEDS WIRED                 DIVIDENDS
---------                     ------------------------------ ------------------------------
 Cash Investment Money Market
 Heritage Money Market
 . By 4:30p.m. (ET)            Same Business Day              Not earned on day of request
 . After 4:30 p.m. (ET)        Next Business Day              Earned on day of request

----------------------------- ------------------------------ ------------------------------

                                                           HOW TO SELL SHARES 21

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..  In general, exchanges may be made between like share classes of any Wells
   Fargo Advantage Fund offered to the general public for investment.

.. An exchange request will be processed on the same BUSINESS DAY, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following BUSINESS DAY.

.. You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

.. Every exchange involves selling Fund shares, which may produce a capital gain or loss for federal income tax purposes.

.. If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

 22 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

..  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

..  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s,
   Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords

                                                             ACCOUNT POLICIES 23
confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 24 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

                                                                DISTRIBUTIONS 25

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

 26 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.

CASH INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MAR. 31,        MAR. 31,        MAR. 31,
 FOR THE PERIOD ENDED:            2007        2006/1/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.03            0.02            0.01            0.02            0.03
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.03            0.02            0.01            0.02            0.03
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.03)          (0.02)          (0.01)          (0.02)          (0.03)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.03)          (0.02)          (0.01)          (0.02)          (0.03)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/2/                                   3.21%           1.60%           0.98%           1.54%           3.28%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $6,497,267      $5,998,383      $5,839,329      $5,175,328      $5,478,005
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              3.50%           1.61%           0.97%           1.52%           3.14%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                   0.25%           0.26%           0.26%           0.28%           0.28%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.20%           0.20%           0.22%           0.25%           0.25%
  Portfolio turnover rate

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during periods shown. Total returns for periods of less than one year are not annualized.
3 Ratios shown for periods of less than one year are annualized.
4 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                         FINANCIAL HIGHLIGHTS 27

HERITAGE MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON MARCH 31, 2000
For a share outstanding throughout each period

                                  FEB. 28,       FEB. 28,        OCT. 31,        OCT. 31,        OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:              2007         2006/4/           2005            2004            2003             2002
 NET ASSET VALUE, BEGINNING                         $1.00           $1.00           $1.00           $1.00             $1.00
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.01            0.03            0.01            0.01              0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                    0.00            0.00            0.00            0.00              0.00
                                                   ------          ------          ------          ------            ------
  Total from investment                              0.01            0.03            0.01            0.01              0.02
                                                   ------          ------          ------          ------            ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                           (0.01)          (0.03)          (0.01)          (0.01)            (0.02)
  Distributions from net                             0.00            0.00            0.00            0.00              0.00
                                                   ------          ------          ------          ------            ------
  realized gain
  Total distributions                               (0.01)          (0.03)          (0.01)          (0.01)            (0.02)
                                                   ------          ------          ------          ------            ------
 NET ASSET VALUE, END OF                            $1.00           $1.00           $1.00           $1.00             $1.00
                                                   ======          ======          ======          ======            ======
  PERIOD
 TOTAL RETURN/1/                                     1.36%           2.75%           1.10%           1.16%             1.91%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $419,084        $338,723        $162,280        $263,513        $1,079,326
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                                4.13%           2.97%           1.07%           1.25%             1.86%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/2, 3/                                    0.28%           0.28%           0.26%           0.22%             0.21%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                          0.18%           0.18%           0.18%           0.18%             0.18%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and expenses were waived and/or reimbursed.
    The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from October 31 to February 28.

 28 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                                    {ICA NUMBER}
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

                                    Class A

WELLS FARGO ADVANTAGE FUNDS/SM/ - MONEY MARKET FUNDS

California Tax-Free Money Market Fund

National Tax-Free Money Market Fund

Treasury Plus Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information             3
California Tax-Free Money        5
  Market Fund
National Tax-Free Money          8
  Market Fund
Treasury Plus Money Market      11
  Fund
Description of Principal        14
  Investment Risks

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     17
  of the Funds
About Wells Fargo Funds Trust   17
The Investment Adviser          17
The Sub-Adviser                 18

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES

Pricing Fund Shares       19
How to Open an Account    21
How to Buy Shares         22
How to Sell Shares        25
How to Exchange Shares    28
Account Policies          29

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   31
Taxes                           32
Financial Highlights            33
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
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This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money; and

.. what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Treasury Plus Money Market Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Tax-Free Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's assets" may only be changed with shareholder approval.

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PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

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ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, asset-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provide that:
   . Each Fund will seek to maintain a net asset value of $1.00 per share.
   . Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   . The dollar-weighted average maturity of each Fund will be 90 days or less.
   . Each Fund will invest only in U.S. dollar-denominated securities.
   . Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality. A Government security is considered a First Tier security.

 4 KEY FUND INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET FUND
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INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/1/1992
CLASS A
Ticker: SGCXX

INVESTMENT OBJECTIVE
The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

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PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..  exclusively in high-quality, short-term money market instruments;

.. at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income taxes; and

.. at least 80% of the Fund's net assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax
   (AMT).
We may also invest:

.. up to 20% of the Fund's net assets in municipal obligations whose income may be subject to federal AMT.

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PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and California individual income tax. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

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PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  California Municipal Securities Risk
   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Municipal Securities Risk
   .  Non Diversification Risk
   .  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 5

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PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
2.92%      2.61%      2.42%      3.05%      1.90%      0.81%      0.39%      0.58%      1.75%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                        %            %             %

1 Class A shares incepted on January 1, 1992.

 6 CALIFORNIA TAX-FREE MONEY MARKET FUND

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FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                     0.28%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        0.65%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion;
    0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios shown. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 7

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/7/1988
CLASS A
Ticker: NWMXX

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

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PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

..  exclusively in high-quality, short-term money market instruments; and

.. at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from federal income tax and federal AMT.

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PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Municipal Securities Risk
   .  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 NATIONAL TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
3.20%      2.99%      2.70%      3.61%      2.34%      0.98%      0.46%      0.60%      1.80%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                        %            %             %

1 Class A shares incepted on July 28, 2003. Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class's fees and expenses. The Fund's Service Class shares incepted on August 3, 1993.

                                           NATIONAL TAX-FREE MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.65%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 10 NATIONAL TAX-FREE MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/1/1985
CLASS A
Ticker: PIVXX

INVESTMENT OBJECTIVE
The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

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PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations. It is our intention, under normal market conditions, to invest substantially all of the Fund's assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund's net assets in securities other than those described above.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   .  Counter-Party Risk
   .  Debt Securities Risk
   .  Issuer Risk
   .  Leverage Risk
   .  Management Risk

   .  Market Risk
   .  Money Market Fund Risk
   .  Regulatory Risk
   .  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                              TREASURY PLUS MONEY MARKET FUND 11

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1997       1998       1999       2000       2001       2002       2003       2004       2005       2006
4.99%      4.87%      4.41%      5.66%      3.51%      1.20%      0.53%      0.68%      2.49%

      BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Fund's year-to-date performance through March 31, 2007 was x.xx%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                        %            %             %

1 Class A shares incepted on July 28, 2003. Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Fund's Service Class shares incepted on October 1, 1985.

 12 TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  TOTAL ANNUAL FUND                    X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/2/                        0.65%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   . You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                              TREASURY PLUS MONEY MARKET FUND 13

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.

CALIFORNIA MUNICIPAL  Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK       Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.
COUNTER-PARTY RISK    When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                      Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                      Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DEBT SECURITIES RISK  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                      Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.
ISSUER RISK           The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK         Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
MANAGEMENT RISK       We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

 14 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
MONEY MARKET FUND RISK     Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the
                           Fund.
MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                           Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.
NON DIVERSIFICATION RISK   Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                           "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                           of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 15

U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

 16 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal half-year ended February 28, 2007.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 17

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

 18 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. We determine the NAV of the Treasury Plus Money Market Fund at 5:00 p.m. (ET), and of the California Tax-Free Money Market Fund and National Tax-Free Money Market Fund at 4:00 p.m.
(ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 19

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

 20 PRICING FUND SHARES

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   . directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   . through a brokerage account with an approved selling agent; or

   . through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).

                                                       HOW TO OPEN AN ACCOUNT 21

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS           INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
----------------------------- -------------------------------------------------- --------------------------------------
 Regular accounts               $1,000                                             $100
 Automatic Investment Plans     $50                                                $50
 IRAs, IRA rollovers, Roth      $250                                               $100
  IRAs
 UGMA/UTMA accounts             {MINIMUM INVESTMENT UGMA UTMA}                     $50
 Employer Sponsored             no minimum                                         no minimum
  Retirement Plans
 BUYING SHARES                 OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
----------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment       Contact your investment representative             Contact your investment representative
 Representative
----------------------------- -------------------------------------------------- --------------------------------------
 By Mail
-----------------------------
                              . Complete and sign your account application.      . Enclose a voided check (for checking
                                                                                 accounts) or a deposit slip (savings
                              . Mail the application with your check made        accounts). Alternatively, include a note
                              payable to the Fund to Investor Services at:       with your name, the Fund name,
                                                REGULAR MAIL                     and your account number.
                              --------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                               P.O. Box 8266                     . Mail the deposit slip or note
                                           Boston, MA 02266-8266                 with your check made payable
                                                                                 to the Fund to the address on
                                               OVERNIGHT ONLY                    the left.
                              -------------------------------------------------- --------------------------------------

                                        WELLS FARGO ADVANTAGE FUNDS
                                        Attn: CCSU-Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
                              --------------------------------------------------
-----------------------------
 By Telephone
                              A new account may not be opened by                 To buy additional shares or to buy
                              telephone unless you have another Wells            shares of a new Fund call:
                              Fargo Advantage Fund account with your             . Investor Services at
                              bank information on file. If you do not              1-800-222-8222 or
                              currently have an account, refer to the section    . 1-800-368-7550 for the
                              on buying shares by mail or wire.                    automated phone system
----------------------------- -------------------------------------------------- --------------------------------------
 In Person                    Investors are welcome to visit the Investor        See instructions shown to the left.
                              Center in person to ask questions or conduct
                              any Fund transaction. The Investor Center is
                              located at 100 Heritage Reserve, Menomonee
                              Falls, Wisconsin 53051.
                              -------------------------------------------------- --------------------------------------

 22 HOW TO BUY SHARES

 BUYING SHARES
----------------------------------------------------------------------------------------------------
                OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
 By Wire                                                      To buy additional shares, instruct
--------------
                . Complete, sign and mail your account
                                                             your bank or financial institution to
               application (refer to the section on buying
                                                             use the same wire instructions
               shares by mail)
                                                             shown to the left.
                                                             --------------------------------------
               . Provide the following instructions to your
               financial institution:
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account
               Number and any applicable
               share class)
               Account Name: Provide your
               name as registered on the
               Fund account
               ---------------------------------------------
 By Internet    A new account may not be opened by           . To buy additional shares or buy
--------------
               Internet unless you have another Wells Fargo  shares of a new Fund, visit our
               Advantage Fund account with your bank         Web site at
               information on file. If you do not currently  www.wellsfargo.com/
               have an account, refer to the section on      advantagefunds.
               buying shares by mail or wire.
               ---------------------------------------------
                                                             . Subsequent online purchases
                                                             have a minimum of $100 and a
                                                             maximum of $100,000.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   . PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   . U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   . INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

   . NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   . MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

                                                            HOW TO BUY SHARES 23

   . EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  National Tax-Free Money
  Market
  California Tax-Free Money
  Market
  . By 12:00 p.m. (ET)         Same Business Day
  . After 12:00 p.m. (ET)      Next Business Day
----------------------------- -----------------------------
  Treasury Plus Money Market
  . By 4:30p.m. (ET)           Same Business Day
  . After 4:30 p.m. (ET)       Next Business Day

----------------------------- -----------------------------

 24 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES            TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Minimum Redemption        $100 (or remainder of account balance)
------------------------- ---------------------------------------------------------------------
 Through Your Investment   Contact your investment representative
------------------------- ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                  . Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                          dollar amount you wish to receive (or write "Full Redemption"
                          to redeem your remaining account balance) to the address
                          below.
                          . Make sure all account owners sign the request exactly as their names appear on the account application.
                          .  A medallion guarantee may be required under certain
                          circumstances (see "General Notes for Selling Shares").
                                                           REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ----------------------------------------------------------------------
 By Wire                  . To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------
                          . Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          . We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                          ----------------------------------------------------------------------
 By Internet               Visit our Web site at www.wellsfargo.com/advantagefunds.
-------------------------
                          Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000.
                          ----------------------------------------------------------------------
 In Person                 Investors are welcome to visit the Investor Center in person to ask
-------------------------
                          questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                          53051.
                          -----

                                                           HOW TO SELL SHARES 25

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             . Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)
                            . Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.
                            . Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            . A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.
                            . Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.
                            . Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                            market funds, and next day for all other WELLS FARGO ADVANTAGE
                            FUNDS.
                            . Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   . FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for

 26 HOW TO SELL SHARES
     investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   . MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

   . PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

 IF A PROPER ORDER IS
  RECEIVED:                    PROCEEDS WIRED                 DIVIDENDS
---------                     ------------------------------ ------------------------------
 National Tax-Free Money
  Market
 California Tax-Free Money
  Market
 . By 12:00 p.m. (ET)          Same Business Day              Not earned on day of request
 . After 12:00 p.m. (ET)       Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 Treasury Plus Money Market
 . By 4:30p.m. (ET)            Same Business Day              Not earned on day of request
 . After 4:30 p.m. (ET)        Next Business Day              Earned on day of request

----------------------------- ------------------------------ ------------------------------

                                                           HOW TO SELL SHARES 27

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..  In general, exchanges may be made between like share classes of any Wells
   Fargo Advantage Fund offered to the general public for investment.

.. An exchange request will be processed on the same BUSINESS DAY, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following BUSINESS DAY.

.. You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

.. If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the PUBLIC OFFERING PRICE ("POP") of the new Fund unless you are otherwise eligible to buy shares at NAV.

.. Every exchange involves selling Fund shares, which may produce a capital gain or loss for federal income tax purposes.

.. If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

 28 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

.. AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

.. AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

.. SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account.
   To participate in this plan, you:
   . must have a Fund account valued at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Automatic Investment Plan.

.. PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of {EXCESS TRANSACTION AMOUNT}. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

..  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

..  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s,
   Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

                                                             ACCOUNT POLICIES 29

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 30 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income daily, and make such distributions monthly, and any realized net capital gains annually. Your DISTRIBUTIONS will be automatically reinvested in additional shares, unless your INSTITUTION directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another WELLS FARGO ADVANTAGE FUND, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the DISTRIBUTIONS at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of DISTRIBUTIONS, please contact your INSTITUTION.

Remember, DISTRIBUTIONS have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

.. AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

.. CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

.. BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

.. DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                DISTRIBUTIONS 31

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the California Tax-Free Money Market Fund's and National Tax-Free Money Market Fund's net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal obligations will not be subject to California individual income tax. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your fund shares.

 32 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.

CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JANUARY 1, 1992
For a share outstanding throughout each period

                                FEB. 28,      FEB. 28,        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:            2007        2006/2/           2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING                       $1.00           $1.00           $1.00           $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.02            0.01            0.00            0.01            0.02
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                  0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  Total from investment                            0.02            0.01            0.00            0.01            0.02
                                                 ------          ------          ------          ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                         (0.02)          (0.01)           0.00           (0.01)          (0.02)
  Distributions from net                           0.00            0.00            0.00            0.00            0.00
                                                 ------          ------          ------          ------          ------
  realized gain
  Total distributions                             (0.02)          (0.01)           0.00           (0.01)          (0.02)
                                                 ------          ------          ------          ------          ------
 NET ASSET VALUE, END OF                          $1.00           $1.00           $1.00           $1.00           $1.00
                                                 ======          ======          ======          ======          ======
  PERIOD
 TOTAL RETURN/1/                                   1.85%           0.79%           0.36%           0.73%           1.54%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $2,552,430      $2,423,170      $2,262,957      $2,357,684      $2,448,719
  (000s)
  Ratio of net investment
income (loss) to
   average net assets                              2.01%           0.78%           0.36%           0.72%           1.52%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3,4/                                   0.84%           0.84%           0.85%           0.77%           0.77%
  Waived fees and reimbursed
  expenses
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses                                        0.65%           0.65%           0.65%           0.65%           0.65%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 The Fund changed its fiscal year-end from March 31 to February 28.
3 Ratios shown for periods of less than one year are annualized.
4 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                         FINANCIAL HIGHLIGHTS 33

NATIONAL TAX-FREE MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period

                                   FEB. 28,          FEB. 28,         MARCH 31,         MARCH 31,
 FOR THE PERIOD ENDED:              2007            2006/4/             2005              2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                  $1.00             $1.00             $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                                  0.02              0.01              0.00
  (loss)
  Net realized and
unrealized gain
   (loss)on investments                                  0.00              0.00              0.00
                                                      -------          --------          --------
  Total from investment
   operations                                            0.02              0.01              0.00
                                                      -------          --------          --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    (0.02)            (0.01)             0.00
  Distributions from net
realized
   gain                                                  0.00              0.00              0.00
                                                      -------          --------          --------
  Total distributions                                   (0.02)            (0.01)             0.00
                                                      -------          --------          --------
 NET ASSET VALUE, END OF                                $1.00             $1.00             $1.00
                                                      =======          ========          ========
  PERIOD
 TOTAL RETURN/1/                                         1.89%             0.82%             0.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                        $1,001,084          $712,405          $621,663
  (000s)
  Ratio of net investment
income
   (loss) to average net                                 2.07%             0.80%             0.37%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                         0.66%             0.65%             0.65%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                               0.65%             0.65%             0.65%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and expenses were waived and reimbursed, as indicated. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

 34 FINANCIAL HIGHLIGHTS

TREASURY PLUS MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period

                                   FEB. 28,          FEB. 28,          MARCH 31,          MARCH 31,
 FOR THE PERIOD ENDED:              2007            2006/4/             2005               2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                                  $1.00              $1.00              $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                                  0.03               0.01               0.00
  (loss)
  Net realized and
unrealized gain
   (loss) on investments                                 0.00               0.00               0.00
                                                      -------            -------            -------
  Total from investment
   operations                                            0.03               0.01               0.00
                                                      -------            -------            -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    (0.03)             (0.01)              0.00
  Distributions from net
realized
   gain                                                  0.00               0.00               0.00
                                                      -------            -------            -------
  Total distributions                                   (0.03)             (0.01)              0.00
                                                      -------            -------            -------
 NET ASSET VALUE, END OF                                $1.00              $1.00              $1.00
                                                      =======            =======            =======
  PERIOD
 TOTAL RETURN/1/                                         2.64%              1.02%              0.26%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                        $2,773,558         $2,496,955         $2,457,864
  (000s)
  Ratio of net investment
income
   (loss) to average net                                 2.87%              1.02%              0.39%
  assets
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2,3/                                         0.65%              0.66%              0.66%
  Waived fees and reimbursed
   expenses
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses                               0.65%              0.65%              0.65%
  Portfolio turnover rate

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
2 Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 The Fund changed its fiscal year-end from March 31 to February 28.

                                                         FINANCIAL HIGHLIGHTS 35

 36 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                                    {ICA NUMBER}
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved.
                                www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                  JULY 1, 2007

                                   Prospectus

                                 Investor Class

WELLS FARGO ADVANTAGE FUNDS/SM/ - LIFE STAGE PORTFOLIOS

Conservative Portfolio

Moderate Portfolio

Aggressive Portfolio

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. PORTFOLIO SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE PORTFOLIOS
INFORMATION ABOUT EACH PORTFOLIO YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Portfolio Information        3
Conservative Portfolio           4
Moderate Portfolio               8
Aggressive Portfolio            12
The Underlying Funds            16
Description of Principal        17
  Investment Risks

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
PORTFOLIOS
INFORMATION ABOUT THE PORTFOLIOS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     21
  of the Portfolios
About Wells Fargo Funds Trust   21
The Investment Adviser and      21
  Portfolio Managers
Dormant Multi-Manager           22
  Arrangement

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW PORTFOLIO SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE PORTFOLIO SHARES

Pricing Portfolio Shares    23
How to Open an Account      24
How to Buy Shares           25
How to Sell Shares          27
How to Exchange Shares      30
Account Policies            32

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   34
Taxes                           35
Financial Highlights            36
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

Throughout this prospectus, the WELLS FARGO ADVANTAGE LIFE STAGE-CONSERVATIVE PORTFOLIO/SM/ is referred to as the Conservative Portfolio; the WELLS FARGO ADVANTAGE LIFE STAGE-MODERATE PORTFOLIO/SM/ is referred to as the Moderate Portfolio; and the WELLS FARGO ADVANTAGE LIFE STAGE-AGGRESSIVE PORTFOLIO/SM/ is referred to as the Aggressive Portfolio.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Portfolio shares to any registration requirement within such jurisdiction or country.

KEY PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Portfolios within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Portfolios' other service providers. "You" refers to the shareholder or potential investor.

ABOUT WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS/SM/
The Life Stage Portfolios are funds-of-funds that invest in various affiliated mutual funds (Underlying Funds) to pursue their investment objectives. Each Portfolio allocates its assets across both stock and bond investment styles through investment in a number of Underlying Funds. In turn, each Underlying Fund invests its assets according to its own investment objective and investment style.

Each Portfolio holds an investment portfolio of stock funds, for growth potential, and an investment portfolio of bond funds, for income production, decreased volatility and increased price stability. The Portfolios' investment adviser may select from a wide range of proprietary mutual funds based upon changing markets and risk/return characteristics of the asset classes. Each Portfolio provides a different level of risk exposure by allocating its investments in different proportions among various equity and bond investment styles. In addition to its own expenses, each Portfolio bears a pro rata portion of the expenses of the Underlying Funds in which it invests.
Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the mutual funds in which the Portfolio invests. The Portfolios are diversified series of the Trust, an open-end, management investment company.
--------------------------------------------------------------------------------
ASSET ALLOCATION STRATEGY

We allocate each Portfolio's investments in accordance with the Portfolio's investment objective among Underlying Funds that represent a broad spectrum of investment options. As a result of target allocation changes, appreciation or depreciation or other circumstances, the percentages of a Portfolio's assets invested in various Underlying Funds will vary over time. When the Portfolio's actual allocations deviate by a specified percentage from the target allocations, we rebalance a Portfolio primarily through the use of daily cash flows.
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of each Portfolio in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Portfolio tells you:
..  what the Portfolio is trying to achieve;
.. how we intend to invest your money; and .. what makes the Portfolio different from the other Portfolios offered in this
   Prospectus.

This section also provides a summary of each Portfolio's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

This section lists the principal risk factors for each Portfolio and indirectly, the principal risks associated for the Underlying Funds in which each Portfolio invests. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Portfolio.
--------------------------------------------------------------------------------
PORTFOLIO ASSET ALLOCATION

This section provides a percentage breakdown of a Portfolio's assets across different Underlying Fund investment styles.

                                                     KEY PORTFOLIO INFORMATION 3

CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christain L. Chan, CFA
Andrew Owen, CFA

PORTFOLIO INCEPTION:
12/31/1998
INVESTOR CLASS
Ticker: SCONX

INVESTMENT OBJECTIVE
The Conservative Portfolio seeks total return, consisting of current income and capital appreciation.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:
   . 60% of total assets in bond funds; and . 40% of total assets in stock funds.

The percentage of the Portfolio's assets invested in stock or bond funds may temporarily deviate from the percentages indicated above due to changes in market values. The adviser rebalances the Portfolio when the Portfolio's assets deviate by a specified percentage from these percentages primarily through the use of daily cash flows.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We seek to achieve the Portfolio's investment objective by allocating 60% of its assets to affiliated bond funds and 40% of its assets to affiliated stock funds (the "Underlying Funds"). Stock funds offer greater long-term capital appreciation potential, while bond funds help to moderate portfolio risk and provide income.

By investing in several Underlying Funds, the Portfolio achieves greater diversification. Stock fund holdings are diversified across market capitalization (large- and mid-size companies), investment styles ("growth" and "value"), in both domestic and foreign markets. Bond fund holdings are also diversified across a range of short- to intermediate-term income-producing securities, which may include, but are not limited to, U.S. government obligations and corporate debt securities.

 4 CONSERVATIVE PORTFOLIO

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Portfolio is primarily subject to the risks mentioned below.

   . Counter-Party Risk
   . Debt Securities Risk
   . Derivatives Risk
   . Foreign Investment Risk
   . Growth Style Investment Risk
   . High Yield Securities Risk
   . Issuer Risk
   . Leverage Risk
   . Liquidity Risk

   . Management Risk
   . Market Risk
   . Mortgage- and Asset-Backed Securities Risk
   . Regulatory Risk
   . Small Company Securities Risk
   . Underlying Funds Risk
   . U.S. Government Obligations Risk
   . Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Portfolio and could adversely affect the Portfolio's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.
--------------------------------------------------------------------------------
PORTFOLIO ASSET ALLOCATION

Under normal circumstances, the allocations for the Portfolio are generally as follows:

 INVESTMENT STYLE                   ALLOCATION
 Large Cap                               26%
 Mid Cap                                 11%
 International                            5%
 Money Market                             1%
 Ultra Short-Term and                    43%
  Short-Term Bond
 Intermediate Bond                       14%
 TOTAL                                  100%

                                                        CONSERVATIVE PORTFOLIO 5

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Portfolio has performed and illustrates the variability of the Portfolio's returns over time. The Portfolio's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Conservative Portfolio was organized as the successor portfolio to the Strong Life Stage Series - Conservative Portfolio.

[GRAPHIC APPEARS HERE]

             Calendar Year Total Returns for the Investor Class/1/
                             as of 12/31 each year
 1999       2000        2001        2002        2003       2004        2005
20.27%      0.66%       -5.13%      -8.53%     13.99%      5.99%      3.68%

 BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Portfolio's year-to-date performance through March 31, 2007 was x.xx%.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006           1 YEAR      5 YEARS      LIFE OF PORTFOLIO/1/
 INVESTOR CLASS/1///
  Returns Before Taxes            %           %              %
  Returns After Taxes on          %           %              %
  Distributions/2/
  Returns After Taxes on          %           %              %
Distributions and Sale of
  Portfolio Shares/2/
 S&P 500 INDEX/3,4/               %           %              %
  (reflects no deduction for
  expenses or taxes)
 MSCI EAFE INDEX/5/               %           %              %
  (reflects no deduction for
  expenses or taxes)
 LEHMAN BROTHERS U.S.             %           %              %
  AGGREGATE BOND INDEX/6/
  (reflects no deduction for
  expenses or taxes)

1 Investor Class shares incepted on December 31, 1998. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class of the Strong Life Stage Series-Conservative Portfolio. Returns for the Investor Class shares and Indexes shown in the Life of Portfolio column are as of the Portfolio inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.
4 Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Portfolio.
5 The Morgan Stanley Capital International Europe, Australasia and Far East
    ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.
6 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman
    Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

 6 CONSERVATIVE PORTFOLIO

--------------------------------------------------------------------------------
FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Portfolio. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Portfolio shares. A broker-dealer or financial institution maintaining an account through which you hold Portfolio shares may charge separate account, service or transaction fees on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL PORTFOLIO OPERATING
EXPENSES
(expenses that are deducted
  from Portfolio assets)
  Management Fees                        0.00%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  Acquired Fund Fees and                   x.xx%
Expenses (Underlying
  Funds)/2/
  TOTAL ANNUAL PORTFOLIO               X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        1.25%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Reflects the pro-rata portion of the net operating expenses of the Underlying
    Funds in which the Portfolio invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses. Several factors may affect the Acquired Portfolio
    Fees and Expenses, including the following: 1) changes in the Underlying Funds' expense ratios, 2) changes in the Underlying Funds, and 3) changes in the target allocations of the Underlying Funds.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds and includes expenses allocated from the Underlying Funds in which the Portfolio invests. It assumes:
   . You invest $10,000 in the Portfolio for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Portfolio's operating expenses remain the same.

The fee waivers shown in the Annual Portfolio Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                                        CONSERVATIVE PORTFOLIO 7

MODERATE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christain L. Chan, CFA
Andrew Owen, CFA

PORTFOLIO INCEPTION:
12/31/1998
INVESTOR CLASS
Ticker: SMDPX

INVESTMENT OBJECTIVE
The Moderate Portfolio seeks total return, consisting of capital appreciation and current income.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:
   . 60% of total assets in stock funds; and . 40% of total assets in bond funds.

The percentage of the Portfolio's assets invested in stock or bond funds may temporarily deviate from the percentages indicated above due to changes in market values. The adviser rebalances the Portfolio when the Portfolio's assets deviate by a specified percentage from these percentages primarily through the use of daily cash flows.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We seek to achieve the Portfolio's investment objective by allocating 60% of its assets to affiliated stock funds and 40% of its assets to affiliated bond funds (the "Underlying Funds"). Stock funds offer greater long-term capital appreciation potential, while bond funds help to moderate portfolio risk and provide income.

By investing in several Underlying Funds, the Portfolio achieves greater diversification. Stock fund holdings are diversified across market capitalization (large- and mid-size companies), investment styles ("growth" and "value"), in both domestic and foreign markets. Bond fund holdings are also diversified across a range of short- to intermediate-term income-producing securities, which may include, but are not limited to, U.S. government obligations and corporate debt securities.

 8 MODERATE PORTFOLIO

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Portfolio is primarily subject to the risks mentioned below.

   . Counter-Party Risk
   . Debt Securities Risk
   . Derivatives Risk
   . Foreign Investment Risk
   . Growth Style Investment Risk
   . High Yield Securities Risk
   . Issuer Risk
   . Leverage Risk
   . Liquidity Risk

   . Management Risk
   . Market Risk
   . Mortgage- and Asset-Backed Securities Risk
   . Regulatory Risk
   . Small Company Securities Risk
   . Underlying Funds Risk
   . U.S. Government Obligations Risk
   . Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Portfolio and could adversely affect the Portfolio's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

--------------------------------------------------------------------------------
PORTFOLIO ASSET ALLOCATION
Under normal circumstances, the allocations for the Portfolio are generally as follows:

 INVESTMENT STYLE                   ALLOCATION
 Large Cap                               36%
 Mid Cap                                 21%
 International                            5%
 Money Market                             1%
 Ultra Short-Term and                    28%
  Short-Term Bond
 Intermediate Bond                        9%
 TOTAL                                  100%

                                                            MODERATE PORTFOLIO 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Portfolio has performed and illustrates the variability of the Portfolio's returns over time. The Portfolio's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Moderate Portfolio was organized as the successor portfolio to the Strong Life Stage Series - Moderate Portfolio.

[GRAPHIC APPEARS HERE]

               Calendar Year Total Returns for the Investor Class/1/
                               as of 12/31 each year
 1999        2000         2001         2002        2003       2004       2005
26.65%       -1.75%      -10.20%      -13.27%     20.18%      7.71%      4.62%

 BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Portfolio's year-to-date performance through March 31, 2007 was x.xx%.

 AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2006           1 YEAR      5 YEARS      LIFE OF PORTFOLIO/1/
 INVESTOR CLASS/1/
 Returns Before Taxes             %           %              %
 Returns After Taxes on           %           %              %
  Distributions/2/
 Returns After Taxes on           %           %              %
Distributions and Sale of
  Portfolio Shares/2/
 S&P 500 INDEX/3/                 %           %              %
  (reflects no deduction for
  expenses or taxes)
 MSCI EAFE INDEX/4/               %           %              %
  (reflects no deduction for
  expenses or taxes)
 LEHMAN BROTHERS U.S.             %           %              %
  AGGREGATE BOND INDEX/5/
  (reflects no deduction for
  expenses or taxes)

1 Investor Class shares incepted on December 31, 1998. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Life Stage Series-Moderate Portfolio. Returns for the Investor Class shares and Indexes shown in the Life of Portfolio column are as of the Portfolio inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.
4 The Morgan Stanley Capital International Europe, Australasia and Far East
    ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.
5 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman
    Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

 10 MODERATE PORTFOLIO

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Portfolio. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Portfolio shares. A broker-dealer or financial institution maintaining an account through which you hold Portfolio shares may charge separate account, service or transaction fees on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL PORTFOLIO OPERATING
EXPENSES
(expenses that are deducted
  from Portfolio assets)
  Management Fees                        0.00%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  Acquired Fund Fees and                   x.xx%
Expenses (Underlying
  Funds)/2/
  TOTAL ANNUAL PORTFOLIO               X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        1.35%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Reflects the pro-rata portion of the net operating expenses of the Underlying
    Funds in which the Portfolio invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses. Several factors may affect the Acquired Portfolio
    Fees and Expenses, including the following: 1) changes in the Underlying Funds' expense ratios, 2) changes in the Underlying Funds, and 3) changes in the target allocations of the Underlying Funds.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds and includes expenses allocated from the Underlying Funds in which the Portfolio invests. It assumes:
   . You invest $10,000 in the Portfolio for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Portfolio's operating expenses remain the same.

The fee waivers shown in the Annual Portfolio Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                                           MODERATE PORTFOLIO 11

AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christain L. Chan, CFA
Andrew Owen, CFA

PORTFOLIO INCEPTION:
12/31/1998
INVESTOR CLASS
Ticker: SAGGX

INVESTMENT OBJECTIVE
The Aggressive Portfolio seeks total return, consisting primarily of capital appreciation with a secondary emphasis on current income.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:
   . 80% of total assets in stock funds; and . 20% of total assets in bond funds.

The percentage of the Portfolio's assets invested in stock or bond funds may temporarily deviate from the percentages indicated above due to changes in market values. The adviser rebalances the Portfolio when the Portfolio's assets deviate by a specified percentage from these percentages primarily through the use of daily cash flows.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We seek to achieve the Portfolio's investment objective by allocating 80% of its assets to affiliated stock funds and 20% of its assets to affiliated bond funds (the "Underlying Funds"). Stock funds offer greater long-term capital appreciation potential, while bond funds help to decrease risk while providing income.

By investing in several Underlying Funds, the Portfolio achieves greater diversification. Stock fund holdings are diversified across market capitalization (large- and mid-size companies), investment styles ("growth" and "value"), in both domestic and foreign markets. Bond fund holdings are also diversified across a range of short- to intermediate-term income-producing securities, which may include, but are not limited to, U.S. government obligations and corporate debt securities.

 12 AGGRESSIVE PORTFOLIO

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Portfolio is primarily subject to the risks mentioned below.

   . Counter-Party Risk
   . Debt Securities Risk
   . Derivatives Risk
   . Foreign Investment Risk
   . Growth Style Investment Risk
   . High Yield Securities Risk
   . Issuer Risk
   . Leverage Risk
   . Liquidity Risk

   . Management Risk
   . Market Risk
   . Mortgage- and Asset-Backed Securities Risk
   . Regulatory Risk
   . Small Company Securities Risk
   . Underlying Funds Risk
   . U.S. Government Obligations Risk
   . Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Portfolio and could adversely affect the Portfolio's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

--------------------------------------------------------------------------------
PORTFOLIO ASSET ALLOCATION
Under normal circumstances, the allocations for the Portfolio are generally as follows:

 INVESTMENT STYLE                   ALLOCATION
 Large Cap                               45%
 Mid Cap                                 25%
 International                           10%
 Money Market                             1%
 Ultra Short-Term and                    14%
  Short-Term Bond
 Intermediate Bond                        5%
 TOTAL                                  100%

                                                         AGGRESSIVE PORTFOLIO 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Portfolio has performed and illustrates the variability of the Portfolio's returns over time. The Portfolio's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Aggressive Portfolio was organized as the successor portfolio to the Strong Life Stage Series - Aggressive Portfolio.

[GRAPHIC APPEARS HERE]

             Calendar Year Total Returns for the Investor Class/1/
                             as of 12/31 each year
 1999        2000         2001         2002        2003       2004       2005
37.77%       -5.26%      -15.38%      -18.54%     26.10%      9.60%      5.40%


 BEST AND WORST QUARTER
  Best Quarter:
  Worst Quarter:

          The Portfolio's year-to-date performance through March 31, 2007 was x.xx%.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006           1 YEAR      5 YEARS      LIFE OF PORTFOLIO/1/
 INVESTOR CLASS/1/
  Returns Before Taxes            %           %              %
  Returns After Taxes on          %           %              %
  Distributions/2/
  Returns After Taxes on          %           %              %
Distributions and Sale of
  Portfolio Shares/2/
 S&P 500 INDEX/3/                 %           %              %
  (reflects no deduction for
  expenses or taxes)
 MSCI EAFE INDEX/4/               %           %              %
  (reflects no deduction for
  expenses or taxes)
 LEHMAN BROTHERS U.S.             %           %              %
  AGGREGATE BOND INDEX/5/
  (reflects no deduction for
  expenses or taxes)

1 Investor Class shares incepted on December 31, 1998. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Life Stage Series-Aggressive Portfolio. Returns for the Investor Class shares and Indexes shown in the Life of Portfolio column are as of the Portfolio inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.
4 The Morgan Stanley Capital International Europe, Australasia and Far East
    ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.
5 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman
    Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

 14 AGGRESSIVE PORTFOLIO

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Portfolio. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Portfolio shares. A broker-dealer or financial institution maintaining an account through which you hold Portfolio shares may charge separate account, service or transaction fees on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)

 ANNUAL PORTFOLIO OPERATING
EXPENSES
(expenses that are deducted
  from Portfolio assets)
  Management Fees                        0.00%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1/                        x.xx%
  Acquired Fund Fees and                   x.xx%
Expenses (Underlying
  Funds)/2/
  TOTAL ANNUAL PORTFOLIO               X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                        1.45%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Reflects the pro-rata portion of the net operating expenses of the Underlying
    Funds in which the Portfolio invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses. Several factors may affect the Acquired Portfolio
    Fees and Expenses, including the following: 1) changes in the Underlying Funds' expense ratios, 2) changes in the Underlying Funds, and 3) changes in the target allocations of the Underlying Funds.
3 The adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds and includes expenses allocated from the Underlying Funds in which the Portfolio invests. It assumes:
   . You invest $10,000 in the Portfolio for the time periods indicated below and then redeem all of your shares at the end of these periods;
   . Your investment has a 5% return each year;
   . You reinvest all distributions; and
   . The Portfolio's operating expenses remain the same.

The fee waivers shown in the Annual Portfolio Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

                                                         AGGRESSIVE PORTFOLIO 15

THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

The Portfolios invest in affiliated open-end management investment companies with the investment styles listed below. All of these investments are referred to as the Underlying Funds.

     (1) STOCK FUNDS. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks, and international stocks.

     (2) BOND FUNDS. Bond funds invest primarily in debt securities issued by companies, governments, or government agencies. The issuer of a bond is required to pay the bond holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE UNDERLYING FUNDS
The Portfolios' shareholders will bear indirectly a pro-rata portion of the expenses of the Underlying Funds. In addition, Funds Management, Wells Capital Management and their affiliates, including the Portfolios' distributor, may receive fees from the Underlying Funds for providing various services to the Underlying Funds. For example, Funds Management may receive advisory fees and Wells Capital Management may receive sub-advisory fees from the Underlying
Funds and Wells Fargo Bank, N.A., may receive fees for providing custody services to certain Underlying Funds. These fees are separate from and in addition to fees received by Funds Management and its affiliates for providing services to the Portfolios. These fees may differ among the Underlying Funds. Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the Underlying Funds.

 16 THE UNDERLYING FUNDS

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Portfolio as a whole are called "principal risks." The principal risks for each Portfolio and indirectly, the principal risk factors for the Underlying Funds in which each Portfolio invests, are identified on the individual Portfolio page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Portfolios' policies and procedures with respect to disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information and on the Portfolios' Web site at www.wellsfargo.com/advantagefunds.

COUNTER-PARTY RISK    When a Portfolio enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                      Portfolio is exposed to the risk that the other party will not fulfill its contract obligation.
                      Similarly, the Portfolio is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Portfolio agrees to repurchase them at a later date.
DEBT SECURITIES RISK  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                      Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.
DERIVATIVES RISK      The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                      For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 17

FOREIGN INVESTMENT RISK       Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
                              ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                              ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
GROWTH STYLE INVESTMENT RISK  Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.
HIGH YIELD SECURITIES RISK    High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-
                              grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.
ISSUER RISK                   The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

 18 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

LEVERAGE RISK               Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to increase a Portfolio's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK              A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK             We cannot guarantee that a Portfolio will meet its investment objective. We do not guarantee the performance of a Portfolio, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK                 The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Different parts of the market and different types of equity securities can react differently to these risks. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks.
MORTGAGE- AND ASSET-BACKED  Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other
SECURITIES RISK             assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price.
                            Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.
REGULATORY RISK             Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 19

SMALL COMPANY SECURITIES     Securities of small companies tend to be more volatile and less liquid than larger company
RISK                         stocks. Small companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
UNDERLYING FUNDS RISK        The risks associated with each Portfolio include the risks related to each Underlying Fund in which the Portfolio invests. We seek to reduce the risk of your investment by diversifying among mutual funds that invest in stocks and, in some cases, bonds and among different fund managers. You still have, however, the risks of investing in various asset classes, such as market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Underlying Fund, such as risks related to the particular investment management style and that the Underlying Fund may underperform other similarly managed funds. To the extent that an Underlying Fund actively trades its securities, a Portfolio will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains. Investments in a Portfolio result in your incurring greater expenses than if you were to invest directly in the Underlying Funds in which the
                             Portfolio invests. There can be no assurance that any mutual fund will achieve its investment objective.
U.S. GOVERNMENT OBLIGATIONS  Securities issued by U.S. Government agencies or government-sponsored entities may not
RISK                         be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA),
                             a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the
                             Federal Housing Administration or the Department of Veterans Affairs. U.S. Government
                             agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the
                             U.S. Government) include the Federal National Mortgage Association (FNMA) and the
                             Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Portfolio that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.
VALUE STYLE INVESTMENT RISK  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

 20 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Portfolio's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Portfolios and approves the selection of various companies hired to manage the Portfolios' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Portfolios. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Portfolios and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Portfolios. For providing these services, Funds Management is entitled to receive fees as described in each Portfolio's table of Annual Portfolio Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Portfolio is available in the Portfolios' semi-annual report for the fiscal half-year ended August 31, 2006.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Portfolio and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Portfolio. Funds Management applies various policies to address these situations, but a Portfolio may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Portfolio shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Portfolio. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                ORGANIZATION AND MANAGEMENT OF THE PORTFOLIOS 21

The following portfolio managers are responsible for determining the asset allocation of the Portfolio's investments in various Underlying Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.


THOMAS C. BIWER, CFA     Mr. Biwer is jointly responsible for managing each Portfolio, which he has managed
Conservative Portfolio   since 2005 . Mr. Biwer joined Funds Management in 2005 as a portfolio manager and a
Moderate Portfolio       member of the Asset Allocation Team. He participates in determining the asset
Aggressive Portfolio     allocations of the Portfolio's investments in various Underlying Funds or styles. Prior to joining Funds Management, Mr. Biwer served as an investment manager and portfolio strategist for the Strong Advisor service since 1999. Education: B.S. and M.B.A.,
                         University of Illinois.
CHRISTIAN L. CHAN, CFA   Mr. Chan is jointly responsible for managing each Portfolio, which he has managed
Conservative Portfolio   since 2005 . Mr. Chan joined Funds Management in 2002 as a member of the Asset
Moderate Portfolio       Allocation Team and Investment Team. He participates in determining the asset
Aggressive Portfolio     allocations of the Portfolios' investments in various Underlying Funds or styles. Prior to joining Funds Management, Mr. Chan served as a director in the Investments
                         Department at mPower Advisors, LLC from 1999 to 2001. Education: B.A., American
                         Studies, University of California at Los Angeles.
ANDREW OWEN, CFA         Mr. Owen is jointly responsible for managing each Portfolio, which he has managed
Conservative Portfolio   since 2005. Mr. Owen joined Funds Management in 1996 as a member of the Asset
Moderate Portfolio       Allocation Team and head of the Investments Team. He participates in determining the
Aggressive Portfolio     asset allocations of the Portfolios' investments in various Underlying Funds or styles.
                         Education: B.A., University of Pennsylvania; M.B.A., University of Michigan.

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Portfolio. Under this arrangement, a Portfolio and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Portfolio's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Portfolio: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Portfolio to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Portfolio will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Portfolio's sub-advisory arrangements without obtaining shareholder approval. The Portfolio will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 22 ORGANIZATION AND MANAGEMENT OF THE PORTFOLIOS

PRICING PORTFOLIO SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Portfolio is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Portfolio's NAV, the Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of NAV after the order is placed. The Portfolio does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Portfolio's assets that are invested in other mutual funds, the Portfolio's NAV is calculated based upon the net asset values of the other mutual funds in which the Portfolio invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Portfolio's assets invested directly in securities, each Portfolio's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Portfolio calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Portfolio calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Portfolio could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Portfolio shares.

                                                     PRICING PORTFOLIO SHARES 23

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   . directly with the Portfolio. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Portfolio name when completing the application;

   . through a brokerage account with an approved selling agent; or

   . through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).

SHAREHOLDER SERVICING PLAN
The Portfolios have a shareholder servicing plan. Under this plan, each Portfolio has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Portfolio pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Portfolio shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Portfolio for distribution and shareholder servicing, the Portfolio's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Portfolio, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Portfolio or for services to the Portfolio and its shareholders.

In return for these payments, the Portfolio may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Portfolio on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Portfolio and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Portfolio's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Portfolio's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Portfolio's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Portfolio shares. The costs associated with such visits may be paid for by the Portfolio's adviser, distributor, or their affiliates, subject to applicable NASD regulations.

More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.

 24 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Portfolio shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS           INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
----------------------------- -------------------------------------------------- --------------------------------------
 Regular accounts               $2,500                                             $100
 Automatic Investment Plans     $50                                                $50
 IRAs, IRA rollovers, Roth      $1,000                                             $100
  IRAs
 UGMA/UTMA accounts             $1,000                                              $50
 Employer Sponsored             no minimum                                         no minimum
 Retirement Plans
 BUYING SHARES                 OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
----------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment       Contact your investment representative             Contact your investment representative
 Representative
----------------------------- -------------------------------------------------- --------------------------------------
 By Mail
-----------------------------
                              . Complete and sign your account application.      . Enclose a voided check (for checking
                                                                                 accounts) or a deposit slip (savings
                              . Mail the application with your check made        accounts). Alternatively, include a note
                              payable to the Portfolio to Investor               with your name, the Portfolio
                              Services at:                                       name, and your account number.
                                                REGULAR MAIL
                              --------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                               P.O. Box 8266                     . Mail the deposit slip or note
                                           Boston, MA 02266-8266                 with your check made payable
                                                                                 to the Portfolio to the address
                                               OVERNIGHT ONLY                    on the left.
                              -------------------------------------------------- --------------------------------------

                                        WELLS FARGO ADVANTAGE FUNDS
                                        Attn: CCSU-Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
                              --------------------------------------------------
-----------------------------
 By Telephone                 A new account may not be opened by                 To buy additional shares or to buy
                              telephone unless you have another Wells            shares of a new Portfolio call:
                              Fargo Advantage Fund account with your             . Investor Services at
                              bank information on file. If you do not              1-800-222-8222 or
                              currently have an account, refer to the section    . 1-800-368-7550 for the
                              on buying shares by mail or wire.                    automated phone system
----------------------------- -------------------------------------------------- --------------------------------------
 In Person                    Investors are welcome to visit the Investor        See instructions shown to the left.
                              Center in person to ask questions or conduct
                              any Portfolio transaction. The Investor Center
                              is located at 100 Heritage Reserve,
                              Menomonee Falls, Wisconsin 53051.
                              -------------------------------------------------- --------------------------------------

                                                            HOW TO BUY SHARES 25

 BUYING SHARES
----------------------------------------------------------------------------------------------------
                OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
 By Wire                                                      To buy additional shares, instruct
--------------
                . Complete, sign and mail your account
                                                             your bank or financial institution to
               application (refer to the section on buying
                                                             use the same wire instructions
               shares by mail)
                                                             shown to the left.
                                                             --------------------------------------
               . Provide the following instructions to your
               financial institution:
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Portfolio, Account
               Number)
               Account Name: Provide your
               name as registered on the
               Portfolio account
               ---------------------------------------------
 By Internet    You may open an account on-line and fund     . To buy additional shares or buy
--------------
               your account with an Electronic Funds         shares of a new Portfolio, visit
               Transfer from your bank account, by Federal   our Web site at
               Wire, or by sending us a check. Visit         www.wellsfargo.com/
               www.wellsfargo.com/advantagefunds.            advantagefunds.
               ---------------------------------------------
                                                             . Subsequent online purchases
                                                             have a minimum of $100 and a
                                                             maximum of $100,000.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   . PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

   . U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

   . INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

   . NO PORTFOLIO NAMED. When all or a portion of a payment is received for investment without a clear Portfolio designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   . RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Portfolio and its shareholders.

   . MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

 26 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Portfolio shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES            TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Minimum Redemption        $100 (or remainder of account balance)
------------------------- ----------------------------------------------------------------------
 Through Your Investment   Contact your investment representative
------------------------- ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                  . Send a Letter of Instruction providing your name, account number, the Portfolio from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption"
                          to redeem your remaining account balance) to the address
                          below.
                          . Make sure all account owners sign the request exactly as their names appear on the account application.
                          .  A medallion guarantee may be required under certain
                          circumstances (see "General Notes for Selling Shares").
                                                           REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ----------------------------------------------------------------------
 By Wire                   . To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------
                          . Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          . Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                          . There is a $10 fee for each request.
                          ----------------------------------------------------------------------
 By Internet               Visit our Web site at www.wellsfargo.com/advantagefunds.
-------------------------
                          Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000.
                          ----------------------------------------------------------------------
 In Person                 Investors are welcome to visit the Investor Center in person to ask
-------------------------
                          questions or conduct any Portfolio transaction. The Investor
                          Center is located at 100 Heritage Reserve, Menomonee Falls,
                          Wisconsin 53051.
                          ----------------------------------------------------------------------

                                                           HOW TO SELL SHARES 27

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             . Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)
                            . Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.
                            . Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            . A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.
                            . Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.
                            . Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                            market funds, and next day for all other WELLS FARGO ADVANTAGE
                            FUNDS.
                            . Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   . PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   . FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   . WIRE FEES. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

   . TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

 28 HOW TO SELL SHARES

   . RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   . RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   . MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

                                                           HOW TO SELL SHARES 29

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Portfolio; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..  In general, exchanges may be made between like share classes of any Wells
   Fargo Advantage Fund offered to the general public for investment. Investor Class shares may be exchanged for Class Z shares, as long as you meet the eligibility requirements for investment in Class Z shares. See the applicable Class Z prospectus for details.

.. You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

.. Every exchange involves selling Portfolio shares, which may produce a capital gain or loss for federal income tax purposes.

.. If you are making an initial investment into a Portfolio through an exchange, you must exchange at least the minimum initial purchase amount for the new Portfolio, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
Excessive trading by Portfolio shareholders can negatively impact a Portfolio and its long-term shareholders in several ways, including disrupting Portfolio investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Portfolio shares can negatively impact a Portfolio's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Portfolios may be more susceptible than others to these negative effects. For example, Portfolios that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Portfolios to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Portfolios that have a greater percentage of their investments in small company securities may be more susceptible than other Portfolios to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Portfolios also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Portfolios actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Portfolio shareholders. The Board has approved the Portfolios' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Portfolio by increasing expenses or lowering returns. In this regard, the Portfolios take steps to avoid accommodating frequent purchases and redemptions of shares by Portfolio shareholders. Funds Management monitors available shareholder trading information across all Portfolios on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.

In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Portfolio. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Portfolio, and the type of Portfolio involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Portfolios' policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

 30 HOW TO EXCHANGE SHARES

Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Portfolios' policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

A financial intermediary through whom you may purchase shares of the Portfolio may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Portfolio shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Portfolio shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

                                                       HOW TO EXCHANGE SHARES 31

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

.. AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

.. AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

.. SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account.
   To participate in this plan, you:
   . must have a Portfolio account valued at $10,000 or more;
   . must have your distributions reinvested; and may not simultaneously participate in the Automatic Investment Plan.

.. PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Portfolio of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

HOUSEHOLDING
To help keep Portfolio expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

..  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

..  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s,
   Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

 32 ACCOUNT POLICIES

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Portfolio shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 33

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Conservative Portfolio makes distributions of any net investment income at least quarterly and any realized net capital gains at least annually. The Aggressive and Moderate Portfolios make such distributions at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

.. AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the Portfolio that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

.. CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

.. BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

.. DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Portfolio and account the distributions are coming from, and the Portfolio and account to which the distributions are being directed. You must meet any required minimum purchases in both Portfolios prior to establishing this option.

 34 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Portfolios and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Portfolio's shareholders substantially all of the Portfolio's net investment income and realized net capital gains, if any. Distributions from a Portfolio's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Portfolio's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Portfolio shareholder, the portion of your distributions attributable to dividends received by your Portfolio from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.

Distributions from a Portfolio normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Portfolio shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Portfolio shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Portfolio when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Portfolio sells the appreciated securities and distributes the gain. The Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Portfolio shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Portfolio shares may be disallowed.

In certain circumstances, Portfolio shareholders may be subject to back-up withholding taxes.

                                                                        TAXES 35

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Portfolios' financial performance for the past 5 years (or for the life of a Portfolio, if shorter). Certain information reflects financial results for a single Portfolio share. Total returns represent the rate you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Portfolios' financial statements, is also contained in the Portfolios' annual report, a copy of which is available upon request.

 36 FINANCIAL HIGHLIGHTS

CONSERVATIVE PORTFOLIO
INVESTOR CLASS SHARES - CCOMMENCED DECEMBER 31, 1998
For a share outstanding throughout each period

                                   FEB. 28,        FEB. 28,        DEC. 31,        DEC. 31,        DEC. 31,         DEC. 31,
 FOR THE PERIOD ENDED:              2007          2006/1/           2005            2004            2003             2002
 NET ASSET VALUE, BEGINNING
OF PERIOD                              $            $9.92           $9.86           $9.54           $8.59             $9.69
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                                            0.04            0.30            0.21            0.19              0.24
  Net realized and
   unrealized gain (loss)
   on investments                                    0.10            0.06            0.36            1.00             (1.06)
                                    --------      -------         -------         -------         -------           -------
  Total from investment
   operations                                        0.14            0.36            0.57            1.19             (0.82)
                                    --------      -------         -------         -------         -------           -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                 0.00           (0.30)          (0.25)          (0.24)            (0.28)
  Distributions from net
   realized gain                                     0.00            0.00            0.00            0.00              0.00
                                    --------      -------         -------         -------         -------           -------
  Total distributions                                0.00           (0.30)          (0.25)          (0.24)            (0.28)
                                    --------      -------         -------         -------         -------           -------
 NET ASSET VALUE, END OF
PERIOD                                             $10.06           $9.92           $9.86           $9.54             $8.59
                                    ========     ========         =======         =======         =======           =======
 TOTAL RETURN/2/                         %           1.41%           3.68%           5.99%          13.99%            (8.53)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                              $           $13,754         $14,760         $18,227         $33,915          $27,939
  Ratio of net investment
   income (loss) to
   average net assets                    %           2.54%           2.83%           1.98%           2.03%             0.25%
  Ratio of expenses to
   average net assets prior
   to waived fees and
   reimbursed
   expenses/3,4,5/                       %           1.01%           0.97%           0.60%           0.46%             2.71%
  Waived fees and
   reimbursed expenses                   %                %               %               %               %                 %
  Ratio of expenses to
   average net assets/5/
   after waived fees and
   reimbursed expenses                   %           0.60%           0.40%           0.12%           0.21%               64%
  Portfolio turnover rate/6/             %              2%             42%             70%             47%             0.40%

1 In 2006, the Portfolio changed its fiscal year-end from December 31 to
    February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
3 Ratios shown for periods of less than one year are annualized.
4 During each period, various fees and expenses were waived and/or reimbursed.
    The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
5 Expense ratios do not include the expenses of the Underlying Funds.
6 Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 37

MODERATE PORTFOLIO
INVESTOR CLASS SHARES - COMMENCED DECEMBER 31, 1998
For a share outstanding throughout each period

                                   FEB. 28,        FEB. 28,         DEC. 31,        DEC. 31,        DEC. 31,         DEC. 31,
 FOR THE PERIOD ENDED:              2007           2006/1/           2005            2004            2003             2002
 NET ASSET VALUE, BEGINNING
OF PERIOD                              $             $10.40         $10.19           $9.69           $8.19             $9.64
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                                              0.03           0.26            0.18            0.12              0.16
  Net realized and
   unrealized gain (loss)
   on investments                                      0.17           0.21            0.57            1.53             (1.44)
                                    --------       --------       --------         -------         -------           -------
  Total from investment
   operations                                          0.20           0.47            0.75            1.65             (1.28)
                                    --------       --------       --------         -------         -------           -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                0.00/2/          (0.26)          (0.25)          (0.15)            (0.17)
  Distributions from net
   realized gain                                       0.00           0.00            0.00            0.00              0.00
                                    --------      ---------       --------         -------         -------           -------
  Total distributions                                 0.002          (0.26)          (0.25)          (0.15)            (0.17)
                                    --------      ---------       --------         -------         -------           -------
 NET ASSET VALUE, END OF
PERIOD                                               $10.60         $10.40          $10.19           $9.69             $8.19
                                    ========      =========       ========        ========         =======           =======
 TOTAL RETURN/3/                         %             1.93%          4.62%           7.71%          20.18%           (13.27)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                              $            $36,014         $36,783         $49,742         $72,629          $57,046
  Ratio of net investment
   income (loss) to
   average net assets                    %             1.60%          2.28%           1.44%           1.41%             0.25%
  Ratio of expenses to
   average net assets prior
   to waived fees and
   reimbursed
   expenses/4,5,6/                       %             1.21%          0.82%           0.45%           0.40%             1.85%
  Waived fees and
   reimbursed expenses                   %                  %              %               %               %                 %
  Ratio of expenses to
   average net assets/6/
   after waived fees and
   reimbursed expenses                   %             0.59%          0.38%           0.10%           0.22%               63%
  Portfolio turnover rate/7/             %                3%            38%             58%             20%             0.37%

1 In 2006, the Portfolio changed its fiscal year-end from December 31 to
    February 28.
2 Amount calculated is less than $0.005.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
4 Ratios shown for periods of less than one year are annualized.
5 During each period, various fees and expenses were waived and/or reimbursed.
    The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
6 Expense ratios do not include the expenses of the Underlying Funds.
7 Portfolio turnover rates presented for periods of less than one year are not annualized.

 38 FINANCIAL HIGHLIGHTS

AGGRESSIVE PORTFOLIO
INVESTOR CLASS SHARES - COMMENCED DECEMBER 31, 1998
For a share outstanding throughout each period

                                   FEB. 28,        FEB. 28,        DEC. 31,        DEC. 31,        DEC. 31,         DEC. 31,
 FOR THE PERIOD ENDED:              2007          2006/1/           2005            2004            2003             2002
 NET ASSET VALUE, BEGINNING
OF PERIOD                              $           $10.70          $10.33           $9.61           $7.69             $9.50
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                                            0.01            0.20            0.11            0.07              0.08
  Net realized and
   unrealized gain (loss)
   on investments                                    0.25            0.36            0.81            1.94             (1.84)
                                    --------     --------        --------         -------         -------           -------
  Total from investment
   operations                                        0.26            0.56            0.92            2.01             (1.76)
                                    --------     --------        --------         -------         -------           -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                (0.01)          (0.19)          (0.20)          (0.09)            (0.05)
  Distributions from net
   realized gain                                     0.00            0.00            0.00            0.00              0.00
                                    --------     --------        --------         -------         -------           -------
  Total distributions                               (0.01)          (0.19)          (0.20)          (0.09)            (0.05)
                                    --------     --------        --------         -------         -------           -------
 NET ASSET VALUE, END OF
PERIOD                                             $10.95          $10.70          $10.33           $9.61             $7.69
                                    ========     ========        ========        ========         =======           =======
 TOTAL RETURN/2/                         %           2.44%           5.40%           9.60%          26.10%           (18.54)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                              $           $25,309         $26,215         $26,514         $35,394          $26,997
  Ratio of net investment
   income (loss) to
   average net assets                    %           0.41%           1.90%           0.91%           0.84%             0.25%
  Ratio of expenses to
   average net assets prior
   to waived fees and
   reimbursed
   expenses/3,4,5/                       %           0.88%           0.86%           0.51%           0.55%             1.06%
  Waived fees and
   reimbursed expenses                   %                %               %               %               %                 %
  Ratio of expenses to
   average net assets/5/
   after waived fees and
   reimbursed expenses                   %           0.59%           0.35%           0.09%           0.23%               78%
  Portfolio turnover rate/6/             %              1%             42%             61%             30%             0.56%

1 In 2006, the Portfolio changed its fiscal year-end from December 31 to
    February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
3 Ratios shown for periods of less than one year are annualized.
4 During each period, various fees and expenses were waived and/or reimbursed.
    The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
5 Expense ratios do not include the expenses of the Underlying Funds.
6 Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 39

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Portfolio is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Portfolio performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                   {RHEO P CODE}
                                                                    {PIECE CODE}
                                                          ICA Reg. No. 811-09253
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2007

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

           WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND
          WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST
             WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND
               WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
               WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM
            WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
                WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
                     WELLS FARGO ADVANTAGE MONEY MARKET FUND
                    WELLS FARGO ADVANTAGE MONEY MARKET TRUST
                WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
            WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
           WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST
               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM
            WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND
              WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
              WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

  CLASS A, CLASS B, ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, INVESTOR CLASS,
                  SELECT CLASS, SERVICE CLASS AND SINGLE CLASS

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about sixteen series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund, except the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares.

                                           CLASS   CLASS   ADMINISTRATOR   INSTITUTIONAL   INVESTOR   SERVICE   SELECT   SINGLE
FUNDS                                        A       B         CLASS           CLASS         CLASS     CLASS     CLASS   CLASS
 California Tax-Free Money Market Fund       o                                                           o
 California Tax-Free Money Market Trust                                                                                    o
 Cash Investment Money Market Fund                               o               o                       o         o
 Government Money Market Fund                o                   o               o                       o
 Heritage Money Market Fund                                      o               o                                 o
 Liquidity Reserve Money Market Fund                                                                                       o
 Minnesota Money Market Fund                 o
 Money Market Fund                           o       o                                         o
 Money Market Trust                                                                                                        o
 Municipal Money Market Fund                                                                   o
 National Tax-Free Money Market Fund         o                   o               o                       o
 National Tax-Free Money Market Trust                                                                                      o
 Overland Express Sweep Fund                                                                                               o
 Prime Investment Money Market Fund                                              o                       o
 Treasury Plus Money Market Fund             o                                   o                       o
 100% Treasury Money Market Fund             o                                                           o

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated July 1, 2007. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended February 28, 2007, are hereby incorporated by reference to the Funds' Annual Reports. The Prospectuses and Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS, P.O. Box 8266, Boston, MA 02266-8266.

     {SAI - FILENET AND PIECE CODE}

                              TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
HISTORICAL FUND INFORMATION                                              1
 Fundamental Investment Policies                                         2
 Non-Fundamental Investment Policies                                     3
PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS                     4
SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS       10
SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS        16
MANAGEMENT                                                              17
 Trustees and Officers                                                  17
 Investment Adviser                                                     20
 Investment Sub-Adviser                                                 23
 Administrator                                                          25
 Distributor                                                            27
 Custodian                                                              29
 Fund Accountant                                                        29
 Transfer and Distribution Disbursing Agent                             30
 Underwriting Commissions                                               30
 Code of Ethics                                                         30
DETERMINATION OF NET ASSET VALUE                                        30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          31
PORTFOLIO TRANSACTIONS                                                  33
FUND EXPENSES                                                           35
FEDERAL INCOME TAXES                                                    36
PROXY VOTING POLICIES AND PROCEDURES                                    44
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS       45
CAPITAL STOCK                                                           47
OTHER INFORMATION                                                       50
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           50
FINANCIAL INFORMATION                                                   50
APPENDIX                                                               A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

     In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

     The Funds described in this SAI, except the Liquidity Reserve Money Market and Minnesota Money Market Funds, were created as part of either the reorganization of the Stagecoach family of funds that were advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or the "Custodian"), and the Norwest Advantage family of funds that were advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex, or the reorganization of Strong, advised by Strong Capital Management, Inc. ("SCM"), and the WELLS FARGO ADVANTAGE FUNDS/SM/, advised by Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser") into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies. The reorganization between Strong and the WELLS FARGO ADVANTAGE FUNDS followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.

     The chart below indicates the predecessor Stagecoach, Norwest and Strong Funds that are the accounting survivors of the WELLS FARGO ADVANTAGE FUNDS, as applicable.

WELLS FARGO ADVANTAGE FUNDS              PREDECESSOR FUNDS
---------------------------------------- ------------------------------------------------------------
California Tax-Free Money Market Fund    Stagecoach California Tax-Free Money Market Fund
California Tax-Free Money Market Trust   Stagecoach California Tax-Free Money Market Trust
Cash Investment Money Market Fund        Norwest Cash Investment Fund
Government Money Market Fund             Norwest U.S. Government Fund
Heritage Money Market Fund               Strong Heritage Money Market Fund
Money Market Fund                        Stagecoach Money Market Fund
Money Market Trust                       Stagecoach Money Market Trust
Municipal Money Market Fund              Strong Municipal Money Market Fund
National Tax-Free Money Market Fund      Norwest Municipal Money Market Fund
National Tax-Free Money Market Trust     Stagecoach National Tax-Free Money Market Trust
Overland Express Sweep Fund              Stagecoach Overland Express Sweep Fund
Prime Investment Money Market Fund       Norwest Ready Cash Investment Fund (Public Entities Shares)
Treasury Plus Money Market Fund          Stagecoach Treasury Plus Money Market Fund
100% Treasury Money Market Fund          Norwest Treasury Fund

     The CALIFORNIA TAX-FREE MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on January 1, 1992.

     The CALIFORNIA TAX-FREE MONEY MARKET TRUST commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on May 5, 1997.

     The CASH INVESTMENT MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Prime Money Market Fund of Stagecoach and the Service Class shares of the Cash Investment Fund of Norwest. (The Administrative Class shares were merged into the Service Class at this time.) The predecessor Norwest Cash Investment Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 14, 1987.

     The GOVERNMENT MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987.

     The HERITAGE MONEY MARKET FUND commenced operations on April 11, 2005, as successor to the Strong Heritage Money Market Fund. The predecessor Strong Heritage Money Market Fund commenced operations on June 29, 1995.

     The LIQUIDITY RESERVE MONEY MARKET FUND commenced operations on July 31, 2002.

     The MINNESOTA MONEY MARKET FUND commenced operations on August 14, 2000.

     The MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.

     The MONEY MARKET TRUST commenced operations on November 8, 1999 as successor to the Money Market Trust of Stagecoach. The Stagecoach Money Market Trust commenced operations on September 6, 1996 as successor to the Money Market Trust of Pacifica Funds Trust ("Pacifica"). The Pacifica portfolio commenced operations on October 1, 1995 as the successor to the Money Market Fund of Westcore Trust, which originally commenced operations on September 17, 1990.

     The MUNICIPAL MONEY MARKET FUND commenced operations on April 11, 2005, as successor to the Strong Municipal Money Market Fund. The predecessor Strong Municipal Money Market Fund commenced operations on October 23, 1986.

     The NATIONAL TAX-FREE MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.

     The NATIONAL TAX-FREE MONEY MARKET TRUST commenced operations on November 8, 1999 as successor to the National Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Trust was originally organized as a fund of Stagecoach and commenced operations on November 10, 1997.

     The OVERLAND EXPRESS SWEEP FUND commenced operations on November 8, 1999 as successor to an investment portfolio originally organized on October 1, 1991 as the Overland Sweep Fund (the "predecessor portfolio") of Overland Express Funds, Inc. ("Overland"), an open-end management investment company formerly advised by Wells Fargo Bank. Effective December 15, 1997, the Overland predecessor portfolio was reorganized as the predecessor Overland Express Sweep Fund of Stagecoach.

     The PRIME INVESTMENT MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Ready Cash Investment Fund of Norwest. The predecessor Norwest Ready Cash Investment Fund was originally organized as a fund of Norwest and commenced operations on September 2, 1998.

     The TREASURY PLUS MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985. The Fund changed its name from the Treasury Plus Institutional Money Market Fund to the Treasury Plus Money Market Fund effective July 28, 2003.

     The 100% TREASURY MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

Fundamental Investment Policies
--------------------------------

     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

     THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC")) or its staff); and provided further that each of the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) except for the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

     (9) with respect to the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the National Tax-Free Money Market Fund, and the National Tax-Free Money Market Trust, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax), and (ii) for the state-specific Funds, in investments the income from which is also exempt from such state's income tax; nor

     (10) with respect to the Minnesota Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from Minnesota individual income taxes.

Non-Fundamental Investment Policies
-----------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (7) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

             PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the accompanying prospectus. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or a Fund's prospectus apply at the time of purchase of a security. Additionally, unless different percentage limitations are otherwise stated in the prospectuses or this SAI, a Fund, under normal circumstances will not invest more than 15% of its assets in a security type described in this SAI. To the extent a security type is described in the prospectuses or SAI, it also includes any subset thereof.

DEBT SECURITIES
----------------

Asset-Backed Securities
-----------------------

     Asset-backed securities may be secured by consumer loans or receivables, home equity loans, automobile loans or leases, or other types of receivables or assets. Payments of principal and interest on some asset-backed securities may be "passed through" on a monthly or other periodic basis to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and a Fund should expect no recourse from the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

     Asset-backed securities in which a Fund may invest may be commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases, it may be provided by a third party through a letter of credit, an agreement to repurchase assets, or an insurance guarantee.

     Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

     Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

Bank Obligations
-----------------

     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper
----------------

     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligation" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Dollar Roll Transactions
------------------------

     Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations
---------------------------------------

     Certain Funds may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus ccrued interest upon a specified number of days' notice to the holders of such obligations.

          The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Loan Participations
-------------------

     Loan participations (sometimes called "bank loans") are purchases in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A loan participation gives a Fund an undivided proportionate interest in a loan or instrument. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments
------------------------

     Investments in the following types of high-quality money market instruments that have remaining maturities not exceeding one year are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1-" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     LETTERS OF CREDIT. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Mortgage-Related Securities
---------------------------

     Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as uch as other fixed-income securities.

          Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Municipal Bonds
---------------

     The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities.

     Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Municipal Notes
----------------

     Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the NAV per share of the Fund.

Unrated and Downgraded Investments
----------------------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by the Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

U.S. Government Obligations
---------------------------

     Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS
--------------------------------------------

Foreign Government Securities
-----------------------------

     Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Fund's investment objective.

Foreign Obligations and Securities
-----------------------------------

     Investments in foreign obligations and securities include high-quality, short-term (thirteen months or less) debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

OTHER INVESTMENTS AND TECHNIQUES
---------------------------------

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Diversification
---------------

     The California Tax-Free Money Market Fund, California Tax-Fee Money Market Trust and the Minnesota Money Market Fund are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), as discussed further below under "Federal Income Taxes."

Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Funding Agreements
------------------

     Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

Illiquid Securities
-------------------

     Securities not registered under the Securities Act of 1933, as amended (the "1933 Act"), and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 10% of its net assets in illiquid securities.

Other Investment Companies
--------------------------

     A Fund may invest in shares of other open-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Fund's non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Fund's total assets with respect to any one investment company; and (iii) 10% of such Fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

Repurchase Agreements
---------------------

     Repurchase agreements are agreements wherein the seller of a security to a Fund Portfolio agrees to repurchase that security from a Fund Portfolio at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund Portfolio. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund Possessive disposition of the security may be delayed or limited.

          A Fund Portfolio may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund Possessive net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund Portfolio will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds Portfolios may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

          Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

Restricted Securities
----------------------

     Certain Funds may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and commercial paper issued in reliance on Section 4(2) of the 1933 Act ("4(2) Paper"). Rule 144A Securities and 4(2) Paper ("Restricted Securities") are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 10% of net assets in illiquid securities. The investment adviser, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security;
(2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the adviser to determine that 4(2) Paper is liquid, the adviser must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(2) Paper must be rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO rates the 4(2) Paper, by that NRSRO; or if the 4(2) Paper is unrated, the Board must have determined that the security is of equivalent quality.

Variable Rate and Amount Master Notes
-------------------------------------

     Certain Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and the Funds whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
----------------------------------------------------

     These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that typically do not pay interest for a specified period of time and then, after the initial period, pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. Because these securities do not pay current cash income, the market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

       SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS

     In addition to the general financial condition of the State, certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. This summary does not purport to be a comprehensive description of all relevant facts. Although the Trust has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by us. Rather, this information has been culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California, available as of the date of this Statement of Additional Information. Further, these estimates and projections should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved.

General Economic Factors
-------------------------

          The economy of the State of California is the largest among the 50 States and is one of the largest in the world, with prominence in the high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services sectors. The State's General Fund depends heavily on revenue sources that are cyclical, notably personal income and sales taxes. During the boom in the mid to late 1990s, record revenues flowed into the General Fund. The Legislature absorbed the unanticipated revenues by enacting new spending mandates and significant tax cuts took effect. Beginning in 2001, California's economy slid into recession, and as thousands of jobs were lost and capital gains taxes on stock transfers dropped, General Fund revenues sharply declined. For fiscal years ending June 2002, 2003 and 2004, revenue projections repeatedly proved too optimistic and shortfalls resulted. The State's economy began to improve in 2004 and has continued to grow at a solid pace through 2006 to date, resulting in General Fund revenues that have exceeded 2005-06 and, to date, 2006-07 Budget forecasts.

          Fluctuations in General Fund revenues are more pronounced than the volatility in California's overall economy and more substantial than the revenue fluctuations in other states, according to a January 2005 study by the Legislative Analyst's Office ("LAO"), a nonpartisan agency. The LAO notes that most of the recent revenue growth is coming from volatile sources such as business earnings and investment income, which would fall off quickly in an economic slowdown. The budgetary stresses resulting from dependence on cyclical revenue sources have been compounded by an underlying budget imbalance in which anticipated revenues fall short of spending commitments, some of which increase annually by law regardless of revenue. While the LAO estimates that the 2006-07 fiscal year will end with a meaningful reserve, it expects that operating shortfalls will continue in subsequent years, in the range of $4.5 billion to $5 billion in 2007-08 and 2008-09.

          The California economy strengthened and generally outperformed expectations in 2005, growing 4.4 percent. State personal income gained 6.3 percent in 2005. In early 2006, the Governor's office predicted that moderate economic growth will continue in 2006 and 2007, although at a more subdued pace than in 2005. The State's economic growth slowed in the first half of 2006 due to rising energy costs, increased interest rates and a cooling housing market. Over the 12 months from August 2005 to August 2006, California non-farm payroll employment grew 1.3 percent. The job growth was broad-based, as ten of California's eleven major industry sectors gained jobs. Information was the only declining sector in this period. The State's unemployment rate dropped from an average of 5.2 percent in August 2005 to 4.9 percent in August 2006. The average national unemployment rate was 4.7 percent in August 2006.

          After several years of record sales and soaring prices, home sales began to show signs of softening in the final quarter of 2005, a trend that continued through July 2006, the fourth consecutive month of falling home sales. The median price for existing home sales more than doubled between April 2001 and June 2005, from $262,420 to $542,720, but between June 2005 and July 2006, appreciation slowed and the median price fluctuated in the range of $540,000-$570,000. Other indicators pointing to a housing slowdown include fewer loan applications, rising inventories of homes on the market and a slower pace of new building permit activity.

Bond Ratings
------------

     Three major credit rating agencies, Moody's, S&P and Fitch, assign ratings to California long-term general obligation bonds. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

     In May 2006, Moody's upgraded the credit rating of the State's general obligation bonds from A2 to A1, because of a strong economy and growing tax revenue. Also in May 2006, S&P upgraded its rating from A to A+, citing California's "strong economic growth in almost all sectors," and its recent revenue surge, which led to a higher than expected general fund balance and reduced the State's structural deficit. In June 2006, Fitch upgraded the rating of the same bonds from A to A+, citing the State's continuing economic recovery, strong revenue performance, and continued progress in reducing fiscal imbalances. It is not possible to determine whether or the extent to which Moody's, S&P or Fitch will change such ratings in the future.

     Notwithstanding the upgrades by the rating services, California's general obligation bonds currently have lower ratings than most other rated states. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Downgrades may negatively impact the marketability and price of securities in the Fund's portfolio.

     STATE FINANCES. The monies of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State's Treasury that are not otherwise required by law to be credited to another fund, as well as earnings from State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. Monies in the General Fund are appropriated pursuant to constitutional mandates or by legislation.

     The unreserved fund balance of the General Fund is known as the Special Fund for Economic Uncertainties ("SFEU"). The SFEU consists of the residual of total resources after total expenditures and all legal reserves. The State draws on the SFEU to fund general activities when revenues decline or expenditures unexpectedly increase. Any appropriation from the SFEU is an appropriation from the General Fund for budgeting and accounting purposes.

     A new Special Reserve Fund was created in 2004 with the successful passage of Proposition 58. The State is required to contribute to the Special Reserve Fund 1 percent of revenues in 2006-07, 2 percent in 2007-08, and 3 percent in subsequent years, subject to a cap. Part of the Special Reserve Fund is dedicated to repayment of $11 billion of economic recovery bonds (ERBs) issued by the State in 2004; the fund will also be used to cushion future economic downturns or remediate natural disasters.

     FISCAL YEAR 2005-06 BUDGET. California's fiscal year runs from July 1 to the following June 30. The January before the existing budget expires, the Governor proposes a new budget. The Governor's proposal is based on assumptions about the budget act then in effect, is updated in May, and is subject to negotiation with the Legislature before enactment in the summer. Pursuant to Proposition 58, which was adopted by voters in March 2004, the Legislature is required to enact a budget in which General Fund expenditures do not exceed estimated General Fund revenues and fund balances at the time of passage. Previously, governors were required to propose balanced budgets, but the Legislature could enact a deficit budget. The balanced budget determination for Proposition 58 is made by subtracting expenditures from all previous revenue sources, including prior year balances. Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. To pass a budget act requires a two-thirds vote in the

Legislature. The Governor may reduce or eliminate specific line items in the budget act without vetoing the entire act; these line-item vetoes are subject to override by a two-thirds vote in each house of the Legislature.

     The 2005-06 Budget Act, enacted on July 11, 2005 (the "2005-06 Budget"), projected an increase in General Fund revenues of 5.7 percent, from $79.9 billion in 2004-05 to $84.5 billion in 2005-06. The revenue projections assumed continued but moderating growth in California's economy. The 2005-06 Budget contained an increase in General Fund appropriations of 9.2 percent, from $81.7 billion in 2004-05 to $90.0 billion in 2005-06. The difference between revenues and expenditures at the time the 2005-06 Budget was enacted was to be funded by using a part of the $7.5 billion reserve balance at June 30, 2005, leaving the current year reserve at $1.3 billion at the end of fiscal year 2005-06. The 2005-06 Budget provided for early repayment of $1.3 billion to local governments pursuant a compact approved by voters in November 2004 that permitted the State to keep property tax revenues otherwise owed to local governments for each of fiscal years 2004-05 and 2005-06. The 2005-06 Budget also deferred $3.8 billion in Proposition 98 guaranteed minimum education spending. The 2005-06 Budget contained no new taxes.

     Some of the revenue and cost-saving assumptions reflected in the 2005-06 Budget were uncertain at the time of enactment. For example, the 2005-06 Budget included a plan to issue bonds to pay for a portion of the State's pension obligation for that fiscal year. A legal challenge blocked the issuance of any bonds in time to pay pension contributions in 2005-06. A court ruled in November 2005 that the bonds would not be valid, and although an appeal has been filed, no pension bonds are included in the Fiscal Year 2006-07 Budget.

     On June 27, 2006, the Legislature enacted the 2006-07 Budget Act (the "2006-07 Budget"), which was signed by Governor Schwarzenegger on June 30, 2006. The 2006-07 Budget assumes that the State General Fund will end fiscal year 2005-06 with a positive reserve of $9 billion. The 2006-07 Budget calls for total expenditures of $101.3 billion from the General Fund with expected revenues of $93.9 billion. The resulting shortfall is expected to draw down the current year reserve to $2.1 billion at the end of fiscal year 2006-07. Fiscal year 2007-08 is expected to begin with spending commitments exceeding expected revenues for the coming fiscal year, in amounts estimated in the 2006-07 Budget at $3.3 billion and by the LAO in the range of $4.5 billion to $5.0 billion.

     As signed by the Governor, the 2006-07 Budget reflects a 9.5 percent increase in expenditures over fiscal year 2005-06, while revenues are expected to rise only 1.7 percent. The spending growth reflects significant spending increases for a variety of state programs and repayments and/or prepayments of $2.8 billion on obligations incurred in prior years. Education received the largest funding increase, with the minimum guaranteed amount for 2006-07 fully paid, and $2.9 billion allocated to restore guaranteed amounts that were withheld to save money in 2004-05 and 2005-06. The 2006-07 Budget pays the Transportation Improvement Fund the full $1.4 billion of annual gasoline tax revenue owed under Proposition 42, and repays $1.4 billion of borrowing and transfers withheld pursuant to cost avoidance mechanisms implemented in the 2003-04 and 2004-05 Budgets. The 2006-07 Budget does not include any significant tax changes.

     Some of the revenue and cost-saving assumptions reflected in the 2006-07 Budget were uncertain at the time of enactment. The 2006-07 Budget assumes that bond proceeds will be derived from certain tribal gaming revenues to repay borrowing from certain transportation funds. Several lawsuits challenging the revenue-generating tribal gaming compacts have prevented the bonds from being sold, and if the bonds cannot be issued in 2006-07, the transportation fund loans will be repaid only partially with cash already received from gaming compacts. In addition, the repayment amount of transportation fund loans represents two-thirds of the amount owing under Proposition 42 for past years; in November 2006, voters are being asked to approve deferral of repayment of the remaining third until 2016. Taking into account the debt prepayments and repayments of the 2006-07 Budget, the LAO estimates that the General Fund will have roughly $22 billion in budgetary debt outstanding at the end of the fiscal year. The LAO also estimates that the State will face repayments on budget-related debt of about $4 billion annually over the period 2006-07 through 2008-09.

     To address the ongoing structural imbalance, Governor Schwarzenegger called a special State-wide election on November 8, 2005 for voting on a number of initiatives, including a proposed constitutional amendment called "California Live Within Our Means Act," or Proposition 76. Proposition 76 would have imposed complex spending limits and changed the budget process. Voters rejected Proposition 76 by a wide margin.

     FUTURE BUDGETS. We cannot predict what actions will be taken in the future by the State Legislature, the Governor and voters to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

     STATE INDEBTEDNESS. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. In the 2005 Debt Affordability Report released in October 2005, the Treasurer reported that over the last three years, the State has accumulated $25.5 billion in debt to close ongoing budget gaps, obtaining $16 billion from the financial markets, $3.9 billion from other levels of government, and $5.2 billion from special funds, such as the Proposition 42 Transportation and Investment Fund. A significant component of the debt consists of $11 billion principal amount of economic recovery bonds (ERBs), which were authorized and sold in fiscal year 2003-04 to finance the negative General Fund reserve balance as of June

30, 2004. California's ratio of debt service to General Fund revenues was projected to be 4.65 percent for fiscal year 2005-06, based on $3.9 billion in debt service payments versus $84.4 billion in General Fund revenues. This projected ratio does not include the ERBs, which are repaid from a dedicated quarter-cent sales tax. When the ERB debt service and dedicated revenue stream are included in the ratio, the resulting ratio of debt service to General Fund revenues increases to 5.45 percent in 2005-06. California's debt levels are consistent with those of other large states; however, the Treasurer observes that a substantial share of California's debt is for deficit borrowing, not investment in capital projects.While the State may issue the remaining $4 billion authorized ERBs at any time, the 2006-07 Budget assumes that no ERBs will be issued.

     GENERAL OBLIGATION BONDS. California's capacity to issue general obligation bonds is described in the State Constitution. General obligation indebtedness of the State may not be created without the approval of a majority of voters. Debt service on general obligation bonds is the second charge to the General Fund after the support of the public school system and public institutions of higher education. General obligation bond authorizing acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds be paid from the General Fund. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of July 1, 2006, the State had outstanding approximately $48.8 billion aggregate principal amount of voter-authorized general obligation bonds (including the $10.9 billion of ERBs). As of July 1, 2006, there were unused voter authorizations for the future issuance of approximately $31 billion long-term general obligation bonds.

     COMMERCIAL PAPER. Voter-approved general obligation indebtedness may be issued as commercial paper notes for some bond issues. Pursuant to the terms of the bank credit agreement supporting the general obligation commercial paper program, not more than $1.5 billion in general obligation commercial paper notes may be outstanding at any time. As of July 1, 2006, the State had $330.6 million aggregate principal amount of general obligation commercial paper notes outstanding.

     LEASE-REVENUE BONDS. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-revenue bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-revenue bonds. The State had approximately $7.8 billion General Fund-supported lease-revenue debt outstanding at July 1, 2006.

     NON-RECOURSE DEBT. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had outstanding about $48.3 billion in aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund as of June 30, 2006.

     CASH FLOW BORROWINGS. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State plans to issue $1.5 billion of revenue anticipation notes in October 2006, which must be repaid by the end of fiscal year 2006-07, in order to maintain adequate reserves to manage the State's cash flow requirements during the fiscal year. This would be the smallest annual revenue anticipation note borrowing since fiscal year 2000-01.

     INTER-FUND BORROWING. Inter-fund borrowing permits the General Fund to transfer money from special funds when the General Fund is or will be exhausted. All transfers must be restored to the transferor special fund as soon as there is sufficient money in the General Fund to do so, and no transfer may be made if it would interfere with the objective for which such special fund was created. As of August 31, 2006, there were $495 million of outstanding loans from the SFEU or other inter-fund sources to the General Fund.

     CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS. California voters have approved a series of tax-limiting initiatives, which have increased the difficulty in raising taxes, restricted the use of revenues, or otherwise limited the discretion of the Legislature and Governor in enacting budgets, adding complexity to the revenue-raising process of the State and local entities. California also has a rule of taxpayer standing (Cal. C.C.P. 526a) that permits any citizen or corporation liable to pay a tax to challenge the assessment in court to prevent illegal expenditure, waste, or injury, provided that no bonds for public improvements or public utilities may be enjoined. With this relatively low bar to taxpayer lawsuits, the California judiciary has interpreted many of the tax-related initiatives, sometimes with results unexpected by taxing authorities. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. It is also possible that California entities have not successfully complied with the complex legislative framework, and may in the future be required to return revenues previously collected.

     The initiatives began in 1978 with Proposition 13 (Cal. Const. Art. XIIIA), which, as amended, generally caps the maximum real property tax that may be imposed at one percent, caps annual increases in assessed property values at two percent, permits reassessment to market value only on sale (subject to certain exemptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Proposition 13 also gave the State legislature responsibility for allocating the remaining proceeds of the property tax. Proposition 13 was intended to stop local governments from relying on open-ended voter approval to incur governmental expenses deemed desirable from year to year, and from levying taxes accordingly. Proposition 13 is believed to have altered local land development policies by encouraging localities to approve development of retail facilities over housing: typically, cities and counties obtain the highest net revenues from retail developments, and housing and manufacturing developments often yield more costs than tax revenues. Furthermore, because the basic one percent ad valorum tax is based on the value of the property as of the owner's acquisition, the amount of tax on comparable properties varies widely.

     Proposition 4 or the "Gann Initiative" (Cal. Const. Art. XIIIB) was adopted in 1979 and restricts State and local spending of revenues derived from taxes, regulatory licenses, user charges or other fees. The spending limits are adjusted annually to reflect changes in the cost of living and population growth. If revenues exceed limits, local governments must return excess revenues to taxpayers in the form of rate reductions; the State is obligated to refund half of the excess to taxpayers, and to transfer the remaining half to schools and community colleges.

     Both Propositions 13 and 4 have been amended several times, but both continue to constrain State and local spending. After the passage of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the lost property tax revenues, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the State curtailed post-Proposition 13 aid to local government entities other than school districts by requiring cities and counties to transfer some of their allocated property tax revenues to school districts. Notwithstanding the cutbacks, local governments have continued to rely on the State to support basic local functions, including local law enforcement, juvenile justice and crime prevention programs. The State withheld these allocations in part in 2003-04 and 2004-05 to deal with the State's financial challenges. These witheld allocations were repaid in August, 2005.

     In 1986, California voters approved Proposition 62, a statute that requires super-majority approvals of local government taxes. Two-thirds of the local entity's legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds vote of the electorate must approve any special tax for specific purposes.

     In 1996, California voters approved Proposition 218 (Cal. Const. Arts. XIIIC and XIIID), an initiative with a purpose of "limiting local government revenue and enhancing taxpayer consent." Proposition 218 requires a majority of a local entity's electorate to approve any imposition or increase in a general tax, and two-thirds of the local entity's electorate to approve any imposition or increase in a specific tax. Proposition 218 also precludes special districts, including school districts, from levying general taxes; accordingly, special districts are required to obtain two-thirds approval for any increases. Proposition 218 has a retroactive effect, in that it enables voters to use initiatives to repeal previously authorized taxes, assessments, fees and charges.

     Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some California cities and counties experienced lowered credit ratings, and other local governments may be reduced in the future. In recent lawsuits, the California Court of Appeal has applied the anti-tax intent of Proposition 218 broadly to find city and county taxes and charges invalid. Other litigation and initiatives complicate the State's ability to spend tax revenue.

     In 1988, voters passed Proposition 98, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by a two-thirds vote in both houses and with the Governor's concurrence, to suspend the minimum funding formula for a one-year period. The 2004-05 Budget suspended the level of Proposition 98 spending by setting a statutory funding target approximately $2 billion lower than the constitutional guarantee. However, subsequent growth in General Fund revenues increased the 2004-05 Proposition 98 amount by an additional $1.6 billion, bringing the total value of the legislative suspension to $3.6 billion. Because the Proposition 98 minimum guarantee is calculated based on prior-year funding, the 2005-06 funding level was also affected by the increased revenues and was $1.3 billion less than the statutory target levels. This suspended amount is added to the existing maintenance factor, or the difference between Proposition 98 guarantees and actual appropriations. After estimated and proposed payments in 2005-06 and 2006-07, the total estimated maintenance factor balance will be $1.3 billion at the end of fiscal year 2006-07. This maintenance factor balance is required to be restored in future years as economic conditions improve.

     With a ballot initiative in November 2004, voters approved a surcharge of one percent on incomes over $1 million to pay for county mental health services. The LAO cites this enactment as a potential obstacle to efforts to reduce the volatility of state revenues, because it may impede adjustments to the progressive structure of the State's individual income tax.

     The full impact of these propositions and initiatives on existing and future California security obligations remains to be seen. Further, it is unknown whether additional legislation bearing on State and local government revenue will be enacted in the future and, if enacted, whether such legislation will provide California issuers enough revenue to pay their obligations. Other initiatives with potentially significant fiscal consequences have qualified for the November 2006 ballot.

     LITIGATION. The State is involved in certain legal proceedings (described in the State's recent financial statements). Some of these have been recently decided against the State, including a judgment requiring the State Controller to transfer $500 million from the General Fund to the State teachers' retirement board and a judgment in favor of Orange and San Diego Counties for reimbursement of state mandated costs, which, if applied to all of California's 58 counties, could result in costs of over $1.5 billion. These decisions are under appeal. In May 2006, the State settled a claim that the Proposition 98 minimum funding guarantee was unlawfully avoided in fiscal years 2004-05, by an amount of $1.6 billion, and 2005-06, by an amount of $1.3 billion, by agreeing to pay the $2.9 billion outstanding balance over a period of seven years.

     Additional pending suits may cause the State to incur judgment costs in the future or inhibit the State from raising revenues. For example, a series of tax cases challenging the State's methods of calculating corporate taxes could, if decided in favor of the taxpayers, result in refunds and annual tax revenue losses of hundreds of millions of dollars.

     Penalties against the State for failure to comply with the conditions of federal funding may require the State to make significant future payments. For example, federal law links welfare eligibility to work participation, and the State must achieve considerable improvement in work participation rates to avoid federal penalties which, although not assessable in 2006-07, could be assessed in future years in amounts exceeding $2 billion over a five-year period.

     RECENT DEVELOPMENTS REGARDING ENERGY. The stability of California's power grid and its transmission capacity remains of concern. In its 2006 Summer Assessment, California's Independent Service Operator predicted adequate capacity to meet anticipated summer 2006 demands. Record heat waves in the summer of 2006 resulted in transmission emergencies, which prompted cuts to certain volunteer customers but avoided rotating blackouts. In 2000 and 2001, at the height of California's energy crisis, the State experienced rolling blackouts, or cuts of power to entire blocks of the power grid. Since 2001, California's supply of electric energy has been augmented by net new capacity, transmission lines have been upgraded, and new technology is being implemented to improve supply management.

     Natural gas prices in California are not regulated, and therefore, may fluctuate. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

     There can be no assurance that there will not be continued and future disruptions in energy supplies or related developments that could adversely affect the State's and local governments' economies, and that could in turn affect State and local revenues.

     SEISMIC ACTIVITY. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damage. Neither event has had any long-term negative economic impact. Seismic retrofitting is an ongoing expense for State infrastructure. In the event of an earthquake, California municipal obligations could be affected by revenue interruptions resulting from damage to productive assets, income tax deductions for casualty losses, or reduced property tax assessments.

     FIRE. Due to hot summers, low humidity and dry winds, California is subject to certain risks with regard to wildfires. The State bears responsibility for fire control in 31 million acres of wildland, mostly privately owned. In 2005, fires have burned in Los Angeles, Riverside and San Bernardino counties. In October 2003, large wildfires engulfed over 746,000 acres and hundreds of homes in Los Angeles, Riverside, San Bernardino, San Diego and Ventura Counties. Losses have been estimated in the range of $1.5 to $2.5 billion. Southern California has experienced a drought that increases its vulnerability to wildfire. Fire protection costs have increased over the last 10 years due to increased population in wildland areas, labor costs and unhealthy forest conditions, where trees are dry due to infestation and drought.

     WATER SUPPLY AND FLOODING. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. California has intermittently experienced droughts and floods. During prior droughts, some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured severe deprivations. Heavy rainfall may result in floods and landslides, particularly in areas damaged by wildfire.

     Northern California relies on a system of levees to channel waterways around agricultural and populated land, and Southern California relies on these levees to transfer water supplies. Levee infrastructure is known to be deteriorating, and there is concern that an earthquake or major storm could cause levees to fail. The California Department of Water Resources estimates that billions of dollars of improvements may be necessary to bring state levees up to basic standards, with additional hundreds of millions needed annually for maintenance. Court decisions have clarified State liability for flood damage. On February 27, 2006, the Governor declared a State of Emergency to permit immediate work on repair of levees and waterways in the Sacramento-San Joaquin Flood Control System. These emergency repairs are expected to cost approximately $200 million, some or all of which may be reimbursed by the federal government or from bond funds. As with the potential risks associated with seismic activity, any California municipal obligation could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

        SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

     CONSTITUTIONAL STATE REVENUE LIMITATIONS. Minnesota's constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The state's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session, the Governor is empowered to convene a special legislative session.

     EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. There are no constitutional or statutory provisions that would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     POPULATION TRENDS IN THE STATE. Minnesota resident population grew from 4,390,000 in 1990 to 4,934,000 in 2000 or, at an average annual compound rate of 1.2 percent, the same as the national average. From 2000 to 2005, Minnesota's resident population grew at an annual compound rate of 0.8 percent compared to the annual rate for the U.S. as a whole of 1.0 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.8 percent through 2030 compared to 0.9 percent nationally.

     STRUCTURE OF THE STATE'S ECONOMY. Diversity and a significant natural resource base are two important characteristics of the state's economy.

     At an aggregate level of detail, the structure of the state's economy parallels the structure of the United States economy as a whole. For 2005, state employment in 14 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total state employment was within two percentage points of national employment share.


     Some unique characteristics of the state's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the state's employment was highly concentrated in the fabricated metals, machinery and computers and electronics categories. Of particular importance is the computers and electronics category in which 24.3 percent of the state's durable goods employment was concentrated in 2004, as compared to 14.7 percent for the United States as a whole.

     The importance of the state's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2005, 35.7 percent of the state's non-durable goods employment was concentrated in food manufacturing. This compares to 27.9 percent in the national economy. Over half of the state's acreage is devoted to agricultural purposes. Printing and related activities are also relatively more important in the state than in the U.S.

     Mining is currently a less significant factor in the state economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 6.1 thousand in 1990 to 3.5 thousand in 2004.

     EMPLOYMENT GROWTH IN THE STATE. Between 1990 and 2000, Minnesota's employment grew 23.9 percent compared with 19.9 percent nationwide. For the 2000 to 2003 period, Minnesota's non-farm employment declined 0.9 percent compared to a decline of 1.4 percent nationally. In the period from 2003 to 2005, however, Minnesota's non-farm employment grew 1.8 percent compared with
2.7 percent nationally.

     PERFORMANCE OF THE STATE'S ECONOMY. Since 1990, state per capita personal income has been within ten percentage points of national per capita personal income. The state's per capita income has generally remained above the national average. In 2005, Minnesota per capita personal income was 108.1 percent of the national average.

     During 2004 and 2005, the state's monthly unemployment rate was generally less than the national unemployment rate, averaging 4.6 percent in 2004, as compared to the national average of 5.6 percent. In 2005, Minnesota's unemployment rate averaged 4.0 percent, as compared to the national average of
5.1 percent.

     LOCAL OBLIGATIONS. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of 144 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustee. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

                             POSITION HELD                                                                        OTHER PUBLIC
                                  WITH                                                                             COMPANY OR
                              REGISTRANT/                                                                          INVESTMENT
                               LENGTH OF                           PRINCIPAL OCCUPATION(S)                           COMPANY
NAME AND AGE                   SERVICE/1/                            DURING PAST 5 YEARS                          DIRECTORSHIPS
-----------------------    -----------------    -------------------------------------------------------------    --------------
  INDEPENDENT TRUSTEES
Thomas S. Goho, 64         Trustee,             Wake Forest University, Calloway School of Business and                N/A
                           since 1987           Accountancy, the Thomas Goho Chair of Finance since
                                                January 2006. Associate Professor of Finance from
                                                 1999-2005.
Peter G. Gordon, 64        Trustee, since       Chairman, CEO and Co-Founder of Crystal Geyser Water                   N/A
                           1998, Chairman,      Company and President of Crystal Geyser Roxane Water
                           since 2005           Company.
                           (Lead Trustee
                           since 2001).
Richard M. Leach, 73       Trustee, since       Retired. Prior thereto, President of Richard M. Leach                  N/A
                           1987                 Associates (a financial consulting firm).
Olivia Mitchell, 54        Trustee, since       Professor of Insurance and Risk Management, Wharton                    N/A
                           2006                 School, University of Pennsylvania. Director of the Boettner
                                                Center on Pensions and Retirement Research. Research
                                                Associate and Board member, Penn Aging Research Center.
                                                Research Associate, National Bureau of Economic Research.
Timothy J. Penny, 55       Trustee, since       Senior Counselor to the public relations firm of                       N/A
                           1996                 Himle-Horner and Senior Fellow at the Humphrey Institute,
                                                Minneapolis, Minnesota (a public policy organization).
Donald C. Willeke, 66      Trustee, since       Principal of the law firm of Willeke & Daniels.                        N/A
                           1996

                             POSITION HELD                                                                     OTHER PUBLIC
                                 WITH                                                                           COMPANY OR
                              REGISTRANT/                                                                       INVESTMENT
                               LENGTH OF                          PRINCIPAL OCCUPATION(S)                         COMPANY
NAME AND AGE                  SERVICE/1/                            DURING PAST 5 YEARS                        DIRECTORSHIPS
----------------------    ------------------    ----------------------------------------------------------    --------------
                                                      INTERESTED/2/ TRUSTEE
J. Tucker Morse, 62       Trustee, since        Private Investor/Real Estate Developer. Prior thereto,              N/A
                          1987                  Chairman of Whitepoint Capital, LLC until 2004.
                                                             OFFICERS
Karla M. Rabusch, 48      President, since      Executive Vice President of Wells Fargo Bank, N.A. and              N/A
                          2003                  President of Wells Fargo Funds Management, LLC since
                                                2003. Senior Vice President and Chief Administrative
                                                Officer of Wells Fargo Funds Management, LLC from 2001
                                                to 2003.
A. Erdem Cimen, 33        Treasurer, since      Vice President of Financial Operations for Wells Fargo              N/A
                          2006                  Funds Management, LLC since 2006. From 2001 to 2006,
                                                Vice President of Wells Fargo Bank, N.A. and Vice
                                                President of Wells Fargo Bank, N.A. Auto Finance Group.
                                                Vice President of Portfolio Risk Management for Wells
                                                Fargo Bank, N.A. Auto Finance Group from 2004 to 2006.
C. David Messman, 46      Secretary, since      Senior Vice President and Secretary of Wells Fargo Funds            N/A
                          2000; Chief           Management, LLC since 2001. Vice President and Managing
                          Legal Counsel,        Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                          since 2003
Dorothy Peters, 45        Chief                 Chief Compliance Officer of Wells Fargo Funds                       N/A
                          Compliance            Management, LLC since 2004. Chief Compliance Officer for
                          Officer, since        Wells Fargo Funds Management, LLC from 1997 to 2002. In
                          2004                  2002, Ms. Peters left Wells Fargo Funds Management, LLC
                                                to pursue personal goals.

------
1   Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2   BASIS OF INTERESTEDNESS. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.

     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Nominees by shareholders are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary and met three times during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.

     COMPENSATION. Prior to January 1, 2007, each Trustee received an annual retainer (payable quarterly) of $102,000 from the Fund Complex. Each Trustee also received a combined fee of $12,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson (formerly referred to as the Lead Trustee) of the Fund Complex Board received an additional $34,000 annual retainer and the Chairperson of the Audit Committee received an additional $12,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     Effective January 1, 2007, each Trustee receives an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended February 28, 2007, the Trustees received the following compensation:

                               COMPENSATION TABLE
                      FISCAL YEAR ENDED FEBRUARY 28, 2007

                               INTERESTED TRUSTEES                           INDEPENDENT TRUSTEES
                                    J. TUCKER        THOMAS S.   PETER G.   RICHARD M.   OLIVIA S.   TIMOTHY J.   DONALD C.
PORTFOLIO NAME                        MORSE             GOHO      GORDON       LEACH      MITCHELL      PENNY      WILLEKE
California Tax-Free Money     $                     $           $          $            $           $            $
Market Fund
California Tax-Free Money     $                     $           $          $            $           $            $
Market Trust
Cash Investment Money         $                     $           $          $            $           $            $
Market Fund
Government Money Market       $                     $           $          $            $           $            $
Fund
Heritage Money Market         $                     $           $          $            $           $            $
Fund
Liquidity Reserve Money       $                     $           $          $            $           $            $
Market Fund
Minnesota Money Market        $                     $           $          $            $           $            $
Fund
Money Market Fund             $                     $           $          $            $           $            $
Money Market Trust            $                     $           $          $            $           $            $
Municipal Money Market        $                     $           $          $            $           $            $
Fund
National Tax-Free Money       $                     $           $          $            $           $            $
Market Fund
National Tax-Free Money       $                     $           $          $            $           $            $
Market Trust
Overland Express Sweep        $                     $           $          $            $           $            $
Fund
Prime Investment Money        $                     $           $          $            $           $            $
Market Fund
Treasury Plus Money Market    $                     $           $          $            $           $            $
Fund
100% Treasury Money           $                     $           $          $            $           $            $
Market Fund
Total Compensation from the   $                     $           $          $            $           $            $
Fund Complex/1/

------
/1/   Includes Trustee compensation received by other funds within the entire
       Fund Complex (consisting of 144 funds) as of the Portfolios' fiscal year end.

     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2006, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000.

           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                     CALENDAR YEAR ENDED DECEMBER 31, 2006

                             INTERESTED
                             TRUSTEE                                      INDEPENDENT TRUSTEES
                             J. TUCKER      THOMAS S.      PETER G.       RICHARD M.     OLIVIA S.      TIMOTHY J.     DONALD C.
FUND                         MORSE          GOHO           GORDON         LEACH          MITCHELL       PENNY          WILLEKE
California Tax-Free Money
Market Fund                  $              $              $              $              $              $              $
California Tax-Free Money
Market Trust                 $              $              $              $              $              $              $
Cash Investment Money
Market Fund                  $              $              $              $              $              $              $
Government Money Market
Fund                         $              $              $              $              $              $              $
Heritage Money Market Fund   $              $              $              $              $              $              $
Liquidity Reserve Money
Market Fund                  $              $              $              $              $              $              $
Minnesota Money Market
Fund                         $              $              $              $              $              $              $
Money Market Fund            $              $              $              $              $              $              $
Money Market Trust           $              $              $              $              $              $              $
Municipal Money Market
Fund                         $              $              $              $              $              $              $
National Tax-Free Money
Market Fund                  $              $              $              $              $              $              $
National Tax-Free Money
Market Trust                 $              $              $              $              $              $              $
Overland Express Sweep Fund  $              $              $              $              $              $              $
Prime Investment Money
Market Fund                  $              $              $              $              $              $              $
Treasury Plus Money Market
Fund                         $              $              $              $              $              $              $
100% Treasury Money Market
Fund                         $              $              $              $              $              $              $
Aggregate Dollar Range of
Equity Securities Of Fund
Complex/1/                   over $100,000  over $100,000  over $100,000  over $100,000  over $100,000  over $100,000  over $100,000

------
/1/   Includes Trustee ownership in shares of other funds within the entire
       Fund Complex (consisting of 142 funds) as of the calendar year end.

     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2006, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser
------------------

     Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:

FUND                                            PRIOR TO 8/1/04            EFFECTIVE 8/1/04
 California Tax-Free Money Market Fund         0.30%                  First $1B            0.30%
                                                                       Next $4B           0.275%
                                                                       Over $5B            0.25%
 California Tax-Free Money Market Trust        0.00%                  All asset            0.00%
                                                                        levels
 Cash Investment Money Market Fund             0.10%                  All asset            0.10%
                                                                        levels
 Government Money Market Fund                  0.10%                  All asset            0.10%
                                                                        levels
 Liquidity Reserve Money Market Fund           0.35%                  First $1B            0.30%
                                                                       Next $4B           0.275%
                                                                       Over $5B            0.25%
 Minnesota Money Market Fund                   0.30%                  First $1B            0.30%
                                                                       Next $4B           0.275%
                                                                       Over $5B            0.25%
 Money Market Fund                             0.40%                  First $1B            0.30%
                                                                       Next $4B           0.275%
                                                                       Over $5B            0.25%
 Money Market Trust                            0.00%                  All asset            0.00%
                                                                        levels
 National Tax-Free Money Market Fund           0.10%                  All asset            0.10%
                                                                        levels
 National Tax-Free Money Market Trust          0.00%                  All asset            0.00%
                                                                        levels
 Overland Express Sweep Fund                   0.45%                  First $1B            0.30%
                                                                       Next $4B           0.275%
                                                                       Over $5B            0.25%
 Prime Investment Money Market Fund            0.10%                  All asset            0.10%
                                                                        levels
 Treasury Plus Money Market Fund               0.10%                  All asset            0.10%
                                                                        levels
 100% Treasury Money Market Fund               0.35%                  First $1B            0.30%
                                                                       Next $4B           0.275%
                                                                       Over $5B            0.25%


                                              ANNUAL RATE
FUND                                (AS A PERCENTAGE OF NET ASSETS)
                                           EFFECTIVE 4/11/05
Heritage Money Market Fund         All asset levels            0.10%
Municipal Money Market Fund            First $1B               0.30%
                                       Next $4B               0.275%
                                       Over $5B                0.25%

     Advisory Fees Paid. For the fiscal periods indicated below, the following
     -------------------
Funds paid to Funds Management the following advisory fees and Funds Management and/or Wells Fargo Bank waived the indicated amounts:

                           YEAR ENDED             PERIOD ENDED                 YEAR ENDED
                            2/28/07                 2/28/06*                     3/31/05
                                    FEES                      FEES                        FEES
FUND                   FEES PAID   WAIVED    FEES PAID       WAIVED      FEES PAID       WAIVED
California Tax-Free        $          $     $ 7,077,966   $4,991,682    $ 2,439,158   $4,994,147
Money Market
California Tax-Free        $          $     $         0   $        0    $         0   $        0
Money Market Trust
Cash Investment            $          $     $11,986,327   $5,517,033    $ 6,906,984   $6,722,121
Money Market
Government Money           $          $     $10,275,780   $4,602,667    $ 4,787,786   $4,721,390
Market
Heritage Money             $          $     $   204,309   $  130,963            N/A          N/A
Market**
Liquidity Reserve          $          $     $ 5,554,682   $2,083,490    $ 3,416,523   $2,314,881
Money Market
Minnesota Money            $          $     $   370,498   $  104,240    $   215,143   $   97,700
Market
Money Market               $          $     $19,356,747   $6,592,686    $11,855,504   $9,991,952
Municipal Money            $          $     $   561,611   $  561,611            N/A          N/A
Market**
Money Market Trust         $          $     $         0   $        0    $         0   $        0
National Tax-Free          $          $     $ 3,397,772   $2,437,115    $   923,716   $1,565,085
Money Market
National Tax-Free          $          $     $         0   $        0    $         0   $        0
Money Market Trust
Overland Express           $          $     $11,768,699   $   83,524    $10,056,083   $4,435,419
Sweep
Prime Investment           $          $     $ 5,651,132   $2,437,115    $ 2,498,944   $  707,732
Money Market
Treasury Plus Money        $          $     $ 4,691,316   $1,377,034    $ 3,177,407   $1,687,282
Market
100% Treasury Money        $          $     $ 8,872,472   $7,274,063    $ 3,956,512   $5,604,187
Market

*   The Funds changed their fiscal year-end from March 31 to February 28.
**   For the Former Strong Funds, Heritage and Municipal Money Market, fees shown in the table above for the period ended February 28, 2006, cover the time period between April 11, 2005 - February 28, 2006.

                                                        YEAR ENDED 3/31/04
FUND                                               FEES PAID            FEES WAIVED
California Tax-Free Money Market                  $ 3,169,484          $ 4,646,694
California Tax-Free Money Market Trust            $         0          $         0
Cash Investment Money Market                      $ 7,297,743          $ 7,752,607
Government Money Market                           $ 7,852,338          $ 2,794,722
Heritage Money Market                                      N/A                  N/A
Liquidity Reserve Money Market                    $ 2,173,164          $ 2,476,473
Minnesota Money Market                            $   354,455          $   132,217
Money Market                                      $10,051,226          $21,675,448
Money Market Trust                                $         0          $         0
Municipal Money Market                                     N/A                  N/A
National Tax-Free Money Market                    $         0          $ 1,363,303
National Tax-Free Money Market Trust              $         0          $         0

                                            YEAR ENDED 3/31/04
FUND                                   FEES PAID          FEES WAIVED
Overland Express Sweep                $8,226,760         $13,209,883
Prime Investment Money Market         $1,948,538         $   384,798
Treasury Plus Money Market            $2,697,920         $ 2,101,060
100% Treasury Money Market            $8,328,316         $ 2,188,082

     Former Strong Funds. As discussed in the "Historical Fund Information"
     --------------------
section, the Heritage Money Market and Municipal Money Market Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization, SCM and Funds Management served as the investment advisers to the predecessor portfolios of these Funds. For the period between January 1, 2005, and April 8, 2005, (the "Interim Period"), Funds Management served as the investment adviser to the predecessor portfolios of these Funds pursuant to an interim investment management agreement. Prior to January 1, 2005, SCM served as the investment adviser to the predecessor portfolios of these Funds. Under the interim agreement, the contractual investment advisory fees payable to Funds Management were the same as those under the prior agreement with SCM. The fees were as follows: an annual rate of 0.15% of each predecessor portfolio's average daily net assets.

     For the fiscal period indicated below, the predecessor portfolios paid the following advisory fees to the investment adviser listed below and the investment adviser waived the indicated amounts.

                                     1/1/05 - 4/8/05
                                    FUNDS MANAGEMENT
FUND                           FEES PAID        FEES WAIVED
Heritage Money Market          $171,276        $171,276
Municipal Money Market         $447,975        $439, 746

                                                                            YEAR ENDED
                                    11/1-12/31/04 SCM                      10/31/04 SCM
FUND                           FEES PAID        FEES WAIVED         FEES PAID         FEES WAIVED
Heritage Money Market          $130,193           $130,193         $  920,689          $197,683
Municipal Money Market         $225,198           $ 59,361         $1,652,580          $      0

     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser
----------------------

     Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management" or the Sub-Adviser"), an affiliate of Funds Management, to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     As compensation for its sub-advisory services to each Fund, except the California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate as shown in the table below, based on each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly. Wells Capital Management does not receive any fees for investment sub-advisory services provided to the Money Market Trust Funds.

     Wells Capital Management does not receive any fees for investment sub-advisory services provided to the Money Market Trust Funds.

SUB-ADVISER FEE
 First $1B in assets        0.05%
 Next $2B in assets         0.03%
 Next $3B in assets         0.02%
 Over $6B in assets         0.01%

     Former Strong Funds. As discussed in the "Historical Fund Information"
     --------------------
section, the Heritage Money Market Fund and Municipal Money Market Fund were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization during the Interim Period, Wells Capital Management served as the investment sub-adviser to the predecessor portfolios of these Funds pursuant to an interim investment sub-advisory agreement and was entitled to receive a monthly fee at the annual rates indicated below of the predecessor fund's average daily net assets.

FUND                                        SUB-ADVISER                         FEE
 Heritage Money Market Fund          Wells Capital Management       First $1B            0.05%
 Municipal Money Market Fund                                         Over $1B            0.04%

     Prior to January 1, 2005, SCM had not entered into any sub-advisory agreements with respect to the predecessor portfolios of these Funds.

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

                                          EFFECTIVE 8/1/04
                         FEE PRIOR TO        FUND-LEVEL            CLASS-LEVEL
SHARE CLASS                 8/1/04           ADMIN. FEE             ADMIN. FEE        TOTAL ADMIN. FEE
Administrator Class           0.15%    First $5B       0.05%      0.10%  First $5B          0.15%
Shares                                  Next $5B       0.04%              Next $5B          0.14%
                                       Over $10B       0.03%             Over $10B          0.13%
Class A and Class B           0.27%    First $5B       0.05%      0.22%  First $5B          0.27%
(Retail Class)                          Next $5B       0.04%              Next $5B          0.26%
                                       Over $10B       0.03%             Over $10B          0.25%
Institutional Class           0.13%    First $5B       0.05%      0.08%  First $5B          0.13%
                                        Next $5B       0.04%              Next $5B          0.12%
                                       Over $10B       0.03%             Over $10B          0.11%
Investor Class                   N/A   First $5B       0.05%      0.39%  First $5B          0.44%
                                        Next $5B       0.04%              Next $5B          0.43%
                                       Over $10B       0.03%             Over $10B          0.42%
Select Class, Service         0.17%    First $5B       0.05%      0.12%  First $5B          0.17%
Class and Money                         Next $5B       0.04%              Next $5B          0.16%
Market Trust Funds                     Over $10B       0.03%             Over $10B          0.15%

     Administrative Fees Paid. For the fiscal periods indicated below, the
     -------------------------
Funds paid the following administrative fees to Funds Management:

                                                           YEAR ENDED       PERIOD ENDED       YEAR ENDED        YEAR ENDED
FUND                                                         2/28/07         02/28/06**          3/31/05          3/31/04*
California Tax-Free Money Market (Fund Level)                                $1,245,309        $1,282,228       $ 1,302,696
 Class A                                                                     $4,661,123        $4,906,713       $ 4,958,132
 Service Class                                                               $  446,311        $  400,957       $   422,036
California Tax-Free Money Market Trust (Fund Level)                          $  920,964        $  885,395       $ 1,089,053
Cash Investment Money Market (Fund Level)                                    $4,968,501        $6,037,027       $ 7,525,175
 Administrator Class                                                         $  753,542        $  522,022       $    89,933
 Institutional Class                                                         $4,390,747        $4,462,016       $ 4,395,629
 Service Class                                                               $6,893,221        $9,035,499       $11,359,058
Government Money Market (Fund Level)                                         $4,455,337        $4,387,681       $ 3,081,291
 Class A                                                                     $1,723,053        $1,000,686       $   658,114
 Administrator Class                                                         $  727,729        $  462,484       $    62,788

                                                   YEAR ENDED      PERIOD ENDED        YEAR ENDED         YEAR ENDED
FUND                                                2/28/07         02/28/06**           3/31/05           3/31/04*
 Institutional Class                                               $  3,149565        $ 2,567,532        $   625,221
 Service Class                                                     $ 5,793,467        $ 6,458,904        $ 6,022,950
Heritage Money Market (Fund Level)***                              $   102,154                N/A                N/A
 Administrator Class                                               $    96,984                N/A                N/A
 Institutional Class                                               $    85,860                N/A                N/A
Liquidity Reserve Money Market                                     $ 5,229,080        $ 5,021,576        $ 3,586,863
Minnesota Money Market (Fund Level)                                $    61,750        $    52,141        $    65,639
 Class A                                                           $   271,699        $   229,418        $   282,369
Money Market (Fund Level)                                          $ 3,334,997        $ 3,329,251        $ 3,965,834
 Class A                                                           $11,764,909        $11,984,989        $12,730,896
 Class B                                                           $ 2,626,032        $ 3,171,896        $ 3,564,970
Money Market Trust                                                 $ 3,713,342        $ 2,572,887        $ 2,881,176
Municipal Money Market (Fund Level)***                             $    93,602                N/A                N/A
 Investor Class                                                    $   730,094                N/A                N/A
National Tax-Free Money Market (Fund Level)                        $ 1,698,886        $ 1,244,400        $   957,048
 Class A                                                           $ 1,642,023        $ 1,501,400        $   969,117
 Institutional Class                                               $   568,639        $   480,026        $   137,379
 Service Class                                                     $ 1,370,098        $ 1,477,577        $ 1,562,237
National Tax-Free Money Market Trust                               $   803,199        $   594,874        $   887,143
Overland Express Sweep (Fund Level)                                $11,332,387        $11,596,180        $12,861,985
Prime Investment Money Market (Fund Level)                         $ 2,701,371        $ 1,598,584        $ 1,178,919
 Institutional Class                                               $  2836,255        $   955,486        $   378,036
 Service Class                                                     $ 2,526,975        $ 2,414,783        $ 2,220,699
Treasury Plus Money Market (Fund Level)                            $ 2,331,295        $ 2,431,616        $ 2,399,490
 Class A                                                           $ 5,601,196        $ 5,215,841        $ 3,589,594
 Institutional Class                                               $   931,128        $ 1,111,484        $ 1,477,728
 Service Class                                                     $ 1,177,690        $ 1,325,397        $ 1,584,225
100% Treasury Money Market (Fund Level)                            $ 1,571,583        $ 1,567,578        $ 1,502,342
 Class A                                                           $   360,769        $   362,517        $   439,658
 Service Class                                                     $ 3,575,015        $ 3,564,450        $ 3,365,809

------
* For the fiscal year ended March 31, 2004, the administrative fee rate changed from a fixed Fund-based fee to a combination of a fixed Class-based fee and a Fund-based fee that is subject to breakpoints in asset levels of a Fund.
**   The Funds changed their fiscal year-end from March 31 to February 28.
***   For the Heritage and Municipal Money Market Funds, fees in the table above for the period ended February 28, 2006, cover the time period between April 11, 2005 - February 28, 2006.

     Former Strong Funds. As discussed in the `Historical Fund Information"
     --------------------
section, the Heritage Money Market and Municipal Money Market Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization, Strong Investor Services, Inc. ("SIS") served as the administrator to the predecessor portfolios of these Funds and was entitled to receive a fee from the predecessor portfolios at the annual rates shown below of the predecessor portfolio's average daily net assets attributable to the predecessor classes of shares shown below:

CLASS                                                          FEE
       Adviser Class and Institutional Class Shares            0.02%
       Investor Class Shares                                   0.37%

     The table below shows the administrative fees paid by the Funds or their predecessor portfolios to SIS.

FUND                        PERIOD 11/05 - 4/11/05        PERIOD 11/01/04 - 12/31/04        YEAR ENDED 10/31/04
Heritage Money Market
Administrator Class                $231,910                        $284,646                      $703,309
Institutional Class                $ 34,746                        $  6,467                      $      0

FUND         PERIOD 11/05 - 4/11/05        PERIOD 11/01/04 - 12/31/04        YEAR ENDED 10/31/04
Municipal Money Market
Investor Class      $826,975                        $595,720                     $4,076,363

Distributor
-----------

     Wells Fargo Funds Distributor, LLC (the "Distributor"), located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

     The Money Market Fund, Liquidity Reserve Money Market Fund and Overland Express Sweep Fund have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B shares of the Money Market FundFunds pays the Distributor, on a monthly basis, an annual fee of 0.75% and 0.25% for the Overland Express Sweep Fund Single Class shares of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Liquidity Reserve Money Market Fund currently has no annual distribution fees.

     The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

                               DISTRIBUTION FEES

     For the fiscal year ended February 28, 2007, the Funds listed below paid the Distributor the following fees for distribution-related services:

                                                                                  COMPENSATION      COMPENSATION
                                                           PRINTING & MAILING          TO                TO             OTHER
FUND                             TOTAL     ADVERTISING        PROSPECTUSES        UNDERWRITERS     BROKER/DEALERS     (EXPLAIN)
 Liquidity Reserve - Single        $            $0                 $0                  $0                 $              $0
 Class
 Money Market - Class B            $            $0                 $0                  $0                 $              $
 Overland Express Sweep -          $            $0                 $0                  $0                 $              $0
 Single Class

------
* The Distributor has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Money Market Fund are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments. Under this arrangement, compensation to broker/dealers is made by the unaffiliated third-party lender from the amounts assigned.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

     The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

Shareholder Servicing Agent
---------------------------

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled from each applicable Fund a fee up to the fees listed below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Board and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

FUND                                            FEE
 California Tax-Free Money Market Fund
  Class A                                       0.25%
  Service Class                                 0.25%
 Cash Investment Money Market Fund
  Administrator Class                           0.10%
  Service Class                                 0.25%
 Government Money Market Fund
  Class A                                       0.25%
  Administrator Class                           0.10%
  Service Class                                 0.25%
 Heritage Money Market Fund
  Administrator Class                           0.10%
 Liquidity Reserve Money Market Fund
  Single Class                                  0.25%
 Minnesota Money Market Fund

FUND                             FEE
  Class A                        0.25%
 Money Market Fund
  Class A                        0.25%
  Class B                        0.25%
  Investor Class                 0.25%
 Municipal Money Market Fund
  Investor Class                 0.25%
 National Tax-Free Money Market Fund
  Class A                        0.25%
  Administrator Class            0.10%
  Service Class                  0.25%
 Overland Express Sweep Fund
  Single Class                   0.25%
 Prime Investment Money Market Fund
  Service Class                  0.25%
 Treasury Plus Money Market Fund
  Class A                        0.25%
  Service Class                  0.25%
 100% Treasury Money Market Fund
  Class A                        0.25%
  Service Class                  0.25%

     General. The Shareholder Servicing Plan will continue in effect from year
     --------
to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Board and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian
---------

     Wells Fargo Bank, N.A. (the "Custodian") located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily assets of each Fund.

Fund Accountant
---------------

     PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant and in such capacity maintains the financial books and records for the Funds. For these services, PFPC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:

AVERAGE FUND COMPLEX
DAILY NET ASSETS (EXCLUDING THE WELLS FARGO         ANNUAL ASSET-
MASTER TRUST PORTFOLIO ASSETS)                       BASED FEES
       First $85B                                       0.0051%
       Over $85B                                        0.0025%

     In addition, PFPC is entitled to receive an annual base fee of $20,000 per Fund and a monthly multiple class fee per Fund of $500 per class beyond the first class of shares. PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PFPC is entitled to receive certain out-of-pocket costs. Each Fund's share of the annual asset-based Fund Complex fee is based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex, excluding the Wells Fargo Master Trust portfolios.

Transfer and Distribution Disbursing Agent
------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

     The Funds paid no underwriting commissions to the Distributor for the fiscal period ended February 28, 2007 and February 28, 2006. Prior to April 11, 2005, Stephens served as the principal underwriter distributing securities of the Funds, except for the Heritage Money Market and Municipal Money Market Funds. The Funds, except the Heritage Money Market and Municipal Money Market Funds, paid no underwriting commissions for the fiscal years ended March 31, 2005, and March 31, 2004.

     Prior to April 11, 2005, Strong Investments Inc. (SII) served as the principal underwriter for the predecessor portfolios of the Heritage Money Market and Municipal Money Market Funds.

Code of Ethics
--------------

     The Fund Complex, the Adviser, the Distributor and the Sub-Adviser each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Adviser are on public file with, and are available from, the SEC.

                       DETERMINATION OF NET ASSET VALUE

     We determine the NAV of each Fund's shares each business day. We determine the NAV by subtracting a Fund Class' liabilities from it total assets. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of theFunds may be purchased on any day a Fund is open for business. Generally, each Fund is open on any day that both the New York Stock Exchange and the Federal Reserve are open. However, the Fundsmay elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. The New York Stock Exchage is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve is closed on all days listed above (except Good Friday), as well as Columbus Day and Veterans Day.

     Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

     Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders, except Advisor Class shareholders,
------------------------
with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  . Current and retired employees, directors/trustees and officers of: (i)
     Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

     . Family members, as defined in the prospectus, of any of the above.

     Minimum Initial Investment Waivers for Institutional, Service, and
     ------------------------------------------------------------------
Administrator Class shares. Upon approval by Funds Management, the minimum
--------------------------
initial investment amounts for Institutional, Service, and Administrator Class shares of Wells Fargo Advantage money market funds may be waived or satisfied for purchases made under the following circumstances:

  . Money market trading platforms and employee benefit plan programs that have plan assets of at least $10 million for Administrator Class shares and $100 million for Institutional Class shares.

  . Money Market trading platforms or employee benefit plan programs may invest in Service Class shares within a minimum restriction.

  . Former Strong money market fund shareholders who received shares of a Wells Fargo Advantage money market fund as a result of the reorganization of the Strong Funds into the Wells Fargo Advantage Funds and whose Wells Fargo Advantage money market fund account record remains active on the Fund's transfer agency system. An account remains on the transfer agency system indefinitely if a balance is maintained or for a period of at least six months for zero-balance accounts

     Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement. The following are examples of relationships that may qualify for aggregation:

     . Related business entities, including:

     . Corporations and their subsidiaries;

     . General and Limited partners; and

     . Other business entities under common ownership or control

     . Shareholder accounts that share a common tax-id number.

  . Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (I.E., a trust account or a solely owned business account).

     . All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders. No CDSC is imposed on redemptions of Class B shares of a former
------------
Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an Individual Retirement Account (IRA), Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

          In general Class B shares exchanged for Money Market Class B shares retain their original CDSC schedule and any reduced sales charges privileges. Please refer to the prospectus for the original shares regarding applicable schedules and waivers.

     Marketing and Shareholder Support Payments. Set forth below is a list of
     -------------------------------------------
the member firms of the National Association of Securities Dealers ("NASD") to which the Adviser, the Funds' distributor or their affiliates expect (as of December 31, 2006) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders ("Marketing and Shareholder Support Payments"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2006, are not reflected:

     . 401(k) Investment Services, Inc.

     . A.G. Edwards & Sons, Inc.

     . Ameriprise Financial Services, Inc.

     . Bear, Stearns Securities Corp.

     . Charles Schwab & Co., Inc.

     . Citigroup Global Markets, Inc.

     . CitiStreet Advisors LLC

     . Fidelity Investments Institutional Services Company, Inc.

     . Financial Network Investment Corp.

     . GWFS Equities, Inc.

     . Hewitt Financial Services, LLC

     . ING Financial Partners, Inc.

     . Linsco/Private Ledger Corporation

     . Mellon Financial Markets, LLC

     . Merrill Lynch, Pierce, Fenner & Smith Incorporated

     . Morgan Stanley DW, Inc.

     . MSCS Financial Services, LLC

     . Multi-Financial Securities Corporation

     . Pershing LLC

     . Prudential Investment Management Services, Inc.

     . Prudential Retirement Brokerage Services, Inc.

     . Raymond James & Associates, Inc.

     . RBC Dain Rauscher, Inc.

     . UBS Financial Services Inc.

     . Valic Financial Advisors, Inc.

     . Wachovia Securities, LLC

     In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions.

Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.

     In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of a Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     A Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include:
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Brokerage Commissions. For the fiscal periods ended February 28, 2006,
     ----------------------
March 31, 2005, and March 31, 2003, the Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services. For the fiscal year ended March 31, 2004, the California Tax Free Money Market Fund paid a total of $750 in brokerage commissions.

     Former Strong Funds. For the period November 1, 2004-April 10, 2005, and the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002, the predecessor portfolios of the Heritage Money Market and Municipal Money Market Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services.

     Securities of Regular Broker-Dealers. The Funds are required to identify
     ------------------------------------
any securities of their "regular brokers or dealers" (as defined under the 1940
Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of February 28, 2007, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below:

FUND                            BROKER/DEALER                      AMOUNT
 Cash Investment Money          Bear, Stearns & Co., Inc.            $
 Market
                                Goldman, Sachs & Co.                 $
                                Morgan Stanley                       $
                                Credit Suisse First Boston           $
                                Barclay's Capital, Inc               $
                                Bank of America                      $
                                JP Morgan Securities                 $
                                Lehman Brothers Inc                  $
                                Deutsche Bank Alex Brown             $
 Government Money Market        Bank of America                      $
                                Goldman Sachs & Co                   $
                                Bear Stearns Companies Inc           $

                                Barclay's Capital, Inc             $
                                Deutsche Bank Alex Brown           $
                                HSBC Securities                    $
 Liquidity Reserve Money        Bear, Stearns & Co., Inc.          $
 Market
                                Goldman, Sachs & Co.               $
                                Morgan Stanley                     $
                                Bank of America                    $
                                Credit Suisse First Boston         $
                                Deutsche Bank Alex Brown           $
 Money Market Trust             Credit Suisse First Boston         $
                                Morgan Stanley                     $
                                Bank of America                    $
                                Bear Stearns Companies Inc         $
                                Goldman Sachs & Co                 $
                                Barclay's Capital, Inc             $
                                Deutsche Bank Alex Brown           $
                                Lehman Brothers Inc                $
 Overland Express Sweep         Credit Suisse First Boston         $
                                Bear Stearns Companies Inc         $
                                Morgan Stanley                     $
                                Bank of America                    $
                                Goldman Sachs & Co                 $
                                Barclay's Capital, Inc             $
                                Deutsche Bank Alex Brown           $
 Prime Investment Money         Morgan Stanley                     $
 Market
                                Bank of America                    $
                                Bear Stearns Companies Inc         $
                                Goldman Sachs & Co                 $
                                Barclay's Capital, Inc             $
 Treasury Plus Money            Bank of America                    $
 Market
                                Credit Suisse First Boston         $
                                Deutsche Bank Alex Brown           $
                                Goldman Sachs & Co                 $
                                JP Morgan Securities               $
                                HSBC Securities                    $

                                 FUND EXPENSES

     From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets.

General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes and, as applicable, certain California and Minnesota taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers and financial planners regarding federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a "regulated investment company" ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each RIC is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. Although, in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As of February 28, 2007, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

                                                           CAPITAL LOSS CARRY
FUND                                        YEAR EXPIRES        FORWARDS
       California Tax-Free Money Market Fun    2014       $
       California Tax-Free Money Market Tru    2014       $
       Cash Investment Money Market Fund       2013       $
       Minnesota Money Market Fund             2013       $
       2                                       014        $
       Money Market Fund                       2013       $
       2                                       014        $
       Money Market Trust                      2013       $
       Municipal Money Market Fund             2013       $
       National Tax-Free Money Market Trust    2014       $
       Prime Investment Money Market Fund      2013       $
       2                                       014        $
       Treasury Plus Money Market Fund         2013       $
       100% Treasury Money Market Fund         2013       $
       2                                       014        $

     If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's
     ----------
net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

     Taxation of Fund Investments. In general, realized gains or losses on the
     ----------------------------
sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. In general, inflation-protection bonds can be expected to produce OID as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain future contracts, foreign currency contracts and non-equity options.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, then such straddles could be characterized as "mixed straddles," A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds would seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. Except for exempt-interest distributions below,
     --------------------------
paid out by the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the Municipal Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (collectively, the "Tax-Free Funds"), all distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a federal income tax return. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

     Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, but are not eligible for the dividends-received deduction for corporations. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. In general, as long as a Fund
     ----------------------------------
maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Fund may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss may be disallowed under "wash sale" rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such Regulations have been issued as of the date of this SAI.

     Foreign Taxes. Amounts realized by a Fund on foreign securities may be
     -------------
subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that any of the Funds will qualify for this election.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, at least 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

     Backup Withholding. The Funds may be required to withhold, and remit to
     ------------------
the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct "taxpayer identification number"
(TIN), if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

     Tax-Deferred Plans. The shares of the Funds may be available for a variety
     ------------------
of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     Foreign Shareholders. With respect to taxable years beginning on or after
     --------------------
January 1, 2005 and before January 1, 2008, distributions designated by a Fund as "interest-related distributions" (defined below) generally will be exempt from federal income tax withholding, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). Interest-related distributions are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (I.E., a trust other than a trust where a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder"). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund's taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

     As a money market fund, each Fund does not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Fund realizes any short-term capital gain, the rules attributable to the qualification of Fund distributions of short-term capital gain to foreign shareholders are quite complex, and foreign shareholders therefore are urged to consult their own tax advisers and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, "short-term capital gain distributions" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or
(iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). "Short-term capital gain distributions" are distributions attributable to a Fund's net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund's sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund's assets are invested directly or indirectly in U.S. real property interests, taking into account the Fund's investments in certain RICs and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a "wash sale transaction"), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions.

     Even if permitted to do so, the Funds provide no assurance that distributions will be designated as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

     Additional Considerations for the Tax-Free Funds. If at least 50% of the
     ------------------------------------------------
value of a RIC's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Tax-Free Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

     Distributions of capital gain or income not attributable to interest on a Tax-Free Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its Tax-Free Fund's shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     No later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Tax-Free Fund's distributions are exempt from federal income tax.

     In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that a Tax-Free Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Free Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their federal AMT. In addition, exempt-interest distributions paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation, and may also affect its federal "environmental tax" liability. As of the date of this SAI, individuals are subject to the federal AMT at a maximum rate of 28% and corporations are subject to the federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the federal AMT should consult own their tax advisers.

     The IRS is paying increased attention on whether obligations intended to produce interest exempt from federal income taxation in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on an opinion from the issuer's bond counsel that interest on the issuer's obligation will be exempt from federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay exempt-interest distributions. Similar challenges may occur as to state-specific exemptions.

                                                       PERCENTAGE OF TAX-
                                                      EXEMPT DISTRIBUTIONS
                                                        TREATED AS A TAX
FUND                                                    PREFERENCE ITEM
       California Tax-Free Money Market Fund                  18.65%
       California Tax-Free Money Market Trust                 18.30%
       Minnesota Money Market Fund                            17.49%
       Municipal Money Market Fund                            81.43%
       National Tax-Free Money Market Fund                     0.00%
       National Tax-Free Money Market Trust                    0.00%

     Additional Considerations for the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust ("California Funds"). If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a RIC consists of obligations the interest on which, if held by an individual, is exempt from income taxation by California ("California Exempt Securities"), then the RIC will be qualified to make distributions that are exempt from California individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

     Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California individual income tax. The total amount of California exempt-interest distributions paid by a California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California individual income tax law.

     In cases where a shareholder of a California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" are applicable for California income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for that taxable year.

     The foregoing is only a summary of some of the important California individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California individual income tax purposes only. Any distributions paid to shareholders subject to California franchise tax or California corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors that may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of the California Funds' distributions and as to their own California tax situation, in general.

     Additional Considerations for the Minnesota Money Market Fund ("Minnesota
     -------------------------------------------------------------------------
Fund"). Shareholders of the Minnesota Fund, who are individuals, estates, or
------
trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Minnesota Fund distributions to the extent that such distributions qualify as exempt-interest distributions which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Minnesota Fund generally will be subject to the regular Minnesota individual income tax. The Minnesota Fund intends to meet this 95% threshold, but no assurance can be provided that it will. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Minnesota Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Minnesota Fund, including distributions attributable to net short-term and long-term capital gain, generally are not exempt from the regular Minnesota individual income tax.

     State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest distributions that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest distributions unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and that other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. However, in a recent similar case in Kentucky, the Kentucky Court of Appeals held that such an exemption was an unconstitutional burden on interstate commerce. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions to shareholders who are individuals, estates, or trusts that are derived from interest on certain United States obligations are not subject to the regular Minnesota individual income tax or the Minnesota alternative minimum tax. However, Minnesota Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. The Fund's distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. As described above, the Code provides that interest on specified private activity bonds is a federal tax preference item, and that a exempt-interest distribution constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds.

Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

     The Procedures set forth Funds Management's general position on various proposals, such as:

  . Routine Items - Funds Management will generally vote for uncontested
    -------------
     director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  . Corporate Governance - Funds Management will generally vote for charter
    --------------------
     and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  . Anti-Takeover Matters - Funds Management generally will vote for proposals
    ---------------------
     that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  . Mergers/Acquisitions and Corporate Restructurings - Funds Management's
    -------------------------------------------------
     Proxy Committee will examine these items on a case-by-case basis.

     . Shareholder Rights - Funds Management will generally vote against
       ------------------
proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (5) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (6) erecting information barriers around the person or persons making voting decisions; (7) voting in proportion to other shareholders; or (8) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

     The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term, "portfolio holdings" means the stock and bonds held by a non-money market Fund and does not include the cash investments or other derivative positions held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

     Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     -------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     A.   Complete Holdings. The complete portfolio holdings for each Fund
          -----------------
     (except for funds that operate as fund of funds) shall be made publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

     B.   Top Ten Holdings. Top ten holdings information for each Fund (except
          ----------------
     for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.

     C.   Fund of Funds Structure.
          -----------------------

     1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

     2. A change to the underlying funds held by a Fund in a fund of funds structure in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

     Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

     Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

     List of Approved Recipients. The following list describes the limited
     ---------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A.   Sub-Advisers. Sub-advisers shall have full daily access to portfolio
          ------------
     holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B.   Money Market Portfolio Management Team. The money market portfolio
          --------------------------------------
     management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDS for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   Funds Management/Wells Fargo Funds Distributor, LLC.
          ---------------------------------------------------

     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

     2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

     3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D.   External Servicing Agents. Appropriate personnel employed by entities
          -------------------------
     that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E.   Rating Agencies. Standard & Poor's ("S&P") and Moody's Investors
          ---------------
     Services ("Moody's") receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

     Additions to List of Approved Recipients. Any additions to the list of
     ----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

     Funds Management Commentaries. Funds Management may disclose any views,
     -----------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

     Board Approval. The Board shall review and reapprove these Procedures,
     --------------
including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

                                 CAPITAL STOCK

     The Funds are sixteen series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of June 4, 2007 is the name, address and share ownership of each person known by the Trust to have record ownership of 5% or more of a class of a Fund or 25% or more of the voting securities of the Fund as a whole.

FUND                             NAME AND ADDRESS                                PERCENTAGE
---------------------------      -----------------------------------------      -----------
California Tax-Free Money        WELLS FARGO SERVICE COMPANY FBO
Market Fund - Class A            SWEEP FUNDS CATF RETAIL SWEEP OPERATIONS
                                 3401 N. 4TH AVENUE, MAC
                                 #N9777-131
                                 SIOUX FALLS, SD 51104-0783

FUND                                NAME AND ADDRESS                            PERCENTAGE
------------------------------      -------------------------------------      -----------
                                    WELLS FARGO INVESTMENTS, LLC
                                    C/O ALEC O'CONNOR
                                    625 MARQUETTE AVE., FL 12
                                    MINNEAPOLIS, MN 55402-2308
California Tax-Free Money           WELLS FARGO BANK, NA
Market Fund - Service Class         ATTN CASH SWEEP DEPT.
                                    MAC N9306-04C
                                    733 MARQUETTE AVE.
                                    MINNEAPOLIS, MN 55479-0001
                                    WELLS FARGO INVESTMENTS LLC
                                    608 SECOND AVENUE SOUTH 8TH FLOOR
                                    MINNEAPOLIS, MN 55479-001
                                    WELLS FARGO INST BROKERAGE SERVICES
                                    C/O SEAN O'FARRELL
                                    608 2ND AVE. MAC #N9303-054
                                    MINNEAPOLIS, MN 55479-0001
                                    MICHAEL HALL KIESCHNICK
                                    FRANCES HALL KIESCHNICK COMM
                                    PROP 1467 HAMILTON AVE
                                    PALO ALTO, CA 94301-3125
California Tax-Free Money           WELLS FARGO BANK, N.A.
Market Trust - Single Class         ATTN: CASH SWEEP DEPT.
                                    MAC: N9306-04C
                                    733 MARQUETTE AVE.
                                    MINNEAPOLIS, MN 55479-0001
Cash Investment Money Market        WELLS FARGO INST BROKERAGE SYSTEMS
Fund - Administrator Class          ATTN: SEAN O'FARRELL
                                    608 2ND AVE S
                                    MAC # N9303-054
                                    MINNEAPOLIS, MN 55402-0001
Cash Investment Money Market
Fund - Institutional Class
Cash Investment Money Market
Fund - Service Class
Government Money Market
Fund - Administrator Class
Government Money Market
Fund - Class A
Government Money Market
Fund - Institutional Class

FUND                                NAME AND ADDRESS         PERCENTAGE
------------------------------      ------------------      -----------
Government Money Market
Fund - Service Class
Heritage Money Market Fund -
Institutional Class
Liquidity Reserve Money
Market Fund - Single class
Minnesota Money Market Fund
- Class A
Money Market Fund - Class A
Money Market Fund - Class B
Money Market Fund - Investor
Class
Money Market Trust - Single
Class
Municipal Money Market Fund
- Single Class
National Tax-Free Money
Market Fund - Class A
National Tax-Free Money
Market Fund - Administrator
Class
National Tax-Free Money
Market Fund - Institutional
Class
National Tax-Free Money
Market Fund - Service Class
National Tax-Free Money
Market Trust - Single Class
Overland Express Sweep Fund
- Single Class

FUND                              NAME AND ADDRESS         PERCENTAGE
----------------------------      ------------------      -----------
Prime Investment Money
Market Fund - Institutional
Class
Prime Investment Money
Market Fund -Service Class
Treasury Plus Money Market
Fund - Class A
Treasury Plus Money Market
Fund - Institutional Class
Treasury Plus Money Market
Fund - Service Class
Treasury Plus Money Market
Fund - Class A
100% Treasury Money Market
Fund - Service Class

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a holder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund). A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

                             FINANCIAL INFORMATION

     The audited financial statements for the Funds for the fiscal year ended February 28, 2007, are hereby incorporated by reference to the Funds' Annual Reports.

                                   APPENDIX

     The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS
----------------

  S&P
  ---

        S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

        AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

        BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

        CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

        C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     MOODY'S
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

        Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

        C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

     AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

     A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

     BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

     BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

     B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

     CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely week credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

  SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)
  ------------------------------------------------------------

        S&P:
        ----

        A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        MOODY'S:
        --------

        Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

        Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

        Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

        Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

     F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

     F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D(xxx) - Indicates actual or imminent payment default.

     Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

                      STATEMENT OF ADDITIONAL INFORMATION
                                  July 1, 2007

                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

         Wells Fargo Advantage Life Stage - Conservative Portfolio/SM/
           Wells Fargo Advantage Life Stage - Moderate Portfolio/SM/
          Wells Fargo Advantage Life Stage - Aggressive Portfolio/SM/

                                 INVESTOR CLASS

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Portfolio offers Investor Class shares.

     This SAI is not a prospectus and should be read in conjunction with the Portfolios' Prospectus (the "Prospectus") dated July 1, 2007. The audited financial statements for the Portfolios, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended February 28, 2007, are hereby incorporated by reference to the Portfolios' Annual Report. The Prospectus and Annual Report may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS, P.O. Box 8266, Boston, MA 02266-8266.

     {SAI - FILENET AND PIECE CODE}

                              TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
HISTORICAL FUND INFORMATION                                              1
INVESTMENT POLICIES                                                      1
 Fundamental Investment Policies                                         1
 Non-Fundamental Investment Policies                                     2
PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS                     2
MANAGEMENT                                                              17
 Trustees and Officers                                                  17
 Investment Adviser                                                     19
 Portfolio Managers                                                     20
 Administrator                                                          22
 Distributor                                                            22
 Shareholder Servicing Agent                                            22
 Custodian                                                              23
 Fund Accountant                                                        23
 Transfer and Distribution Disbursing Agent                             23
 Underwriting Commissions                                               23
 Code of Ethics                                                         24
DETERMINATION OF NET ASSET VALUE                                        24
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          24
PORTFOLIO TRANSACTIONS                                                  26
PORTFOLIO EXPENSES                                                      26
FEDERAL INCOME TAXES                                                    27
PROXY VOTING POLICIES AND PROCEDURES                                    33
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS       34
CAPITAL STOCK                                                           36
OTHER INFORMATION                                                       38
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           38
FINANCIAL INFORMATION                                                   38
APPENDIX                                                               A-1

                          HISTORICAL FUND INFORMATION

     In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005. The Portfolios described in this SAI were created as part of the reorganization of Strong, advised by Strong Capital Management, Inc. ("SCM"), and the Wells Fargo Advantage FundsSM, advised by Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser") into a single mutual fund complex. The reorganization between Strong and the Wells Fargo Advantage Funds followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.

     The chart below indicates the predecessor Strong Portfolios that are the accounting survivors of the Portfolios.

WELLS FARGO ADVANTAGE PORTFOLIOS                                PREDECESSOR PORTFOLIOS
--------------------------------------------------------------- --------------------------------------------------
Wells Fargo Advantage Life Stage - Conservative Portfolio/SM/   Strong Life Stage Series - Conservative Portfolio
Wells Fargo Advantage Life Stage - Moderate Portfolio/SM/       Strong Life Stage Series - Moderate Portfolio
Wells Fargo Advantage Life Stage - Aggressive Portfolio/SM/     Strong Life Stage Series - Aggressive Portfolio

     The LIFE STAGE - CONSERVATIVE PORTFOLIO commenced operations on April 11, 2005, as successor to the Strong Life Stage Series - Conservative Portfolio. The predecessor Strong Life Stage Series- Conservative Portfolio commenced operations on December 31, 1998.

     The LIFE STAGE - MODERATE PORTFOLIO commenced operations on April 11, 2005, as successor to the Strong Life Stage Series - Moderate Portfolio. The predecessor Strong Life Stage Series- Moderate Portfolio commenced operations on December 31, 1998.

     The LIFE STAGE - AGGRESSIVE PORTFOLIO commenced operations on April 11, 2005, as successor to the Strong Life Stage Series - Aggressive Portfolio. The predecessor Strong Life Stage Series- Aggressive Portfolio commenced operations on December 31, 1998.

                              INVESTMENT POLICIES

     Each Portfolio seeks to achieve its investment objective by investing substantially all of its investable assets in the securities of affiliated open-ended management investment companies or series (the "Underlying Funds"). Accordingly, the investment experience of each Portfolio will correspond directly with the investment experience of its respective Underlying Funds. Information concerning each Portfolio's investment objective is set forth in the Prospectus for the Portfolios. There can be no assurance that the Portfolios will achieve their objectives. The principal features of the Portfolios' investment programs and the primary risks associated with those investment programs are discussed in the Prospectus. The principal features and certain risks of the Underlying Funds also are discussed in the Prospectus.

Fundamental Investment Policies
--------------------------------

     Each Portfolio has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Portfolio.

     THE PORTFOLIOS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Portfolio's investments in that industry would equal or exceed 25% of the current value of the Portfolio's total assets, provided that this restriction does not limit a Portfolio's investments in: (i) securities issued or guaranteed by the U.S. Government its agencies or instrumentalities; (ii) repurchase agreements; or (iii) securities of other investment companies;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Portfolio's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Portfolio's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies
-----------------------------------

     Each Portfolio has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Portfolio's shareholders.

     (1) Each Portfolio may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Portfolio that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     (2) Each Portfolio may not invest or hold more than 15% of the Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Portfolio may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Portfolio may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Portfolio's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Portfolio may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Portfolio's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Portfolios may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Portfolio to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

             PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Portfolios and their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Portfolios are subject to the limitations as described in this section and elsewhere in this SAI and/or the accompanying prospectus. Not all of the Portfolios participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Portfolios (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Portfolio will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or a Fund's prospectus apply at the time of purchase of a security. Additionally, unless different percentage limitations are otherwise stated in the prospectuses or this SAI, a Fund, under normal circumstances will not invest more than 15% of its assets in a security type described in this SAI. To the extent a security type is described in the prospectuses or SAI, it also includes any subset thereof.

     Each Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the securities of the Underlying Funds. Therefore, although the following discusses the additional permitted investment activities and associated risks of the Portfolios, it applies equally to the Underlying Funds, which may invest in the types of investments described. Thus, as used herein, the term "Portfolios" shall refer equally to both the Portfolios of the Trust as well as the Underlying Funds in each Portfolio. However, since certain Underlying Funds are non-affiliated with the adviser or the Portfolios, there can be no assurance that the Underlying Funds will continue to invest in these permitted investment activities. Although each Portfolio intends to invest substantially all of its assets in the Underlying Funds, each Portfolio reserves the right to invest assets not so invested in other instruments as outlined in the Prospectus.

DEBT SECURITIES
----------------

Asset-Backed Securities
-----------------------

     Asset-backed securities may be secured by consumer loans or receivables, home equity loans, automobile loans or leases, or other types of receivables or assets. Payments of principal and interest on some asset-backed securities may be "passed through" on a monthly or other periodic basis to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and a Portfolio should expect no recourse from the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

     Asset-backed securities in which a Portfolio may invest may be commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases, it may be provided by a third party through a letter of credit, an agreement to repurchase assets, or an insurance guarantee.

     Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

     Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

Bank Obligations
-----------------

     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Bonds
-----

     A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest-rate movements than the value of fixed-rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

Corporate Debt Securities
-------------------------

     Certain of the debt instruments purchased by the Portfolios may be interest-bearing securities issued by a company, called corporate debt securities. The issuer of a corporate debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a corporate debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate corporate debt securities will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" corporate debt securities, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate securities. Corporate debt securities may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Corporate debt securities may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income corporate debt securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Portfolio considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain corporate debt securities that may be purchased by the Portfolio, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Corporate debt securities which are rated "Baa" by Moody's are considered medium grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. If a security held by a Portfolio is downgraded to a rating below investment-grade, such Portfolio may continue to hold the security until such time as the adviser determines it to be advantageous for the Portfolio to sell the security. The ratings of S&P, Fitch and Moody's are more fully described in the Appendix.

Commercial Paper
----------------

     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligation" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Portfolios in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Portfolios may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Portfolios.

Convertible Securities
-----------------------

     A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Portfolios use the same criteria to rate a convertible debt security that they would use to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Portfolio's financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities
------------------------------------------

     These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Dollar Roll Transactions
------------------------

     Dollar roll transactions are transactions wherein a Portfolio sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Portfolio assumes the risk of ownership. A Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which the Portfolio is committed to purchase similar securities. In the event the buyer of securities from a Portfolio under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The Portfolios will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Fixed-Income Securities
-----------------------

     Interest-bearing securities are investments which promise a stable stream of income; however, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Portfolio considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Portfolio, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Portfolio is downgraded to a rating below investment-grade, such Portfolio may continue to hold the security until such time as the adviser determines it to be advantageous for the Portfolio to sell the security. The ratings of Fitch, Moody's and S&P are more fully described in the Appendix.

Floating- and Variable-Rate Obligations
---------------------------------------

     Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Portfolio may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Portfolio may invest. The adviser, on behalf of a Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Portfolio's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks.

     The floating- and variable-rate instruments that the Portfolios may purchase include certificates of participation in such instruments.

Guaranteed Investment Contracts
-------------------------------

     The Portfolios may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Portfolio will purchase a GIC only when the adviser has determined that the GIC presents minimal credit risks to the Portfolio and is of comparable quality to instruments in which the Portfolio may otherwise invest. Because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

High Yield Securities
----------------------

     High yield securities (also known as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these debt securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

     The market values of certain high yield and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than investment-grade securities. In addition, issuers of high yield and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

     The risk of loss due to default by such issuers is significantly greater because high yield and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield and comparable unrated securities may diminish the Portfolio's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Although the general market for high yield debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Loan Participations
-------------------

     Loan participations (sometimes called "bank loans") are purchases in loans or instruments in which the Portfolios may invest directly that are owned by banks or other institutions. A loan participation gives a Portfolio an undivided proportionate interest in a loan or instrument. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, do not provide the Portfolio with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Portfolio may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the loan participation.

Mortgage-Related Securities
----------------------------

     Mortgage-related securities (also known as mortgage pass-through securities), represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Portfolio. Rates of repayment of principal on mortgage pass-through securities that are higher or lower than expected may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage-related securities issued by a government agency (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Portfolios.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBSS"). CMBSs include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for CMBSs developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in CMBSs reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBSs may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     ADJUSTABLE RATE MORTGAGES ("ARMS"). ARMs may be issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     ARMs are also offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

     MORTGAGE PARTICIPATION CERTIFICATES. Mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"), are both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

     OTHER MORTGAGE-RELATED SECURITIES. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with each Portfolio's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     PREPAYMENT AND EXTENSION RISK. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the Portfolios' yields. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose the Portfolios to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     INTEREST RATE RISK. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of each Portfolio's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Portfolios or if the Portfolios sell these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

Municipal Bonds
---------------

     The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities.

     Certain of the municipal obligations held by the Portfolio may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Portfolio cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Portfolio and the liquidity and value of the Portfolio's portfolio. In such an event, the Portfolio would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Municipal Notes
----------------

     Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in a Portfolio's portfolio arising from these or other factors will cause changes in the NAV per share of the Portfolio.

Stripped Securities
--------------------

     Stripped securities include Treasury receipts, securities of government-sponsored enterprises ("GSEs"), stripped mortgage-backed securities ("SMBS"), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities purchased are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest-rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased are not subject to prepayment or extension risk. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only. The Portfolios may only purchase principal-only SMBs.

     Stripped securities may also include participations in trusts that hold U.S. Treasury securities such as TIGRs and CATS or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Synthetic Convertible Securities
--------------------------------

     "Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables a Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Unrated Investments
-------------------

     A Portfolio may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Portfolio. After purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Portfolio. Neither event will require a sale of such security by the Portfolio. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

U.S. Government Obligations
---------------------------

     Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Portfolio that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

DERIVATIVES
-----------

Derivative Securities
---------------------

     Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate, including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Futures contracts and options transactions are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below.

     An investment is often made in derivative securities as a "hedge" against fluctuations in the value of the other securities in a Portfolio's portfolio, although the Portfolio may also invest in certain derivative securities for investment purposes only. While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Portfolio's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Portfolio's investments, but the Portfolio may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the Portfolio to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Portfolio's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Additional risks of derivative securities include: the risk of disruption of a Portfolio's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Portfolio's investment objective, does not expose a Portfolio to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

     A Portfolio's use of derivatives also is subject to broadly applicable investment policies. For example, a Portfolio may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Portfolio use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

Futures and Options Contracts
-----------------------------

     A Portfolio may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed-income securities or indices. A Portfolio may also attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

     A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

     Certain futures strategies employed by a Portfolio in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the CFTC.

     Pursuant to a notice of eligibility claiming exclusion from the definition of "Commodity Pool Operator filed with the National Futures Association on behalf of the Portfolios, neither the Trust nor any of the individual Portfolios is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

     A Portfolio's use of options and futures contracts subjects a Portfolio to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Portfolio's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

     Other risks include the inability of a Portfolio, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by a Portfolio. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Portfolio may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

     FUTURE DEVELOPMENTS. The Portfolios may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Portfolios or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Portfolio's investment objective and legally permissible for each such Portfolio.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS
--------------------------------------------

Emerging Market Securities
--------------------------

     The Portfolios consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

     Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Portfolios may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

     There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

     Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Portfolios would otherwise be subject.

Foreign Government Securities
-----------------------------

     Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Portfolio's investment objective.

Foreign Obligations and Securities
-----------------------------------

     Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

     Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Portfolio would otherwise be subject.

     Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Portfolio from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     Investments in currency forward contracts ("forward contracts") may be made to attempt to minimize the risk to a Portfolio from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Portfolios will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Investment in foreign securities may also be made through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     For temporary defensive purposes, the Portfolios may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

EQUITY SECURITIES
-----------------

     The following equity securities may be purchased by a Portfolio to the extent such purchase is permitted by its investment objective and strategies.

Initial Public Offerings
------------------------

     Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Small Company Securities
------------------------

     Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Portfolio that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Portfolio of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

     Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

OTHER INVESTMENTS AND TECHNIQUES
---------------------------------

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Portfolio maintains a segregated account.

Closed-End Investment Companies
-------------------------------

     A Portfolio may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Portfolio to invest in certain markets. A Portfolio will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Portfolios will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, a Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Illiquid Securities
-------------------

     Securities not registered under the Securities Act of 1933, as amended (the "1933 Act"), and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Portfolio. No Portfolio may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities
-----------------------------

     Each Portfolio may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Portfolio. In connection with lending securities, a Portfolio may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur. A Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank acts as Securities Lending Agent for the Portfolios, subject to the overall supervision of the Portfolios' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Other Investment Companies
---------------------------

     The principal investment strategy of each Portfolio is to invest in shares of other affiliated open-end management investment companies (as defined previously, the "Underlying Funds"), subject to certain restrictions described below, and pursuant to the portfolio allocation percentages discussed in the Prospectus.

     Generally, funds may invest in shares of other open-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act. However, because the Portfolios' principal investment strategies are to invest substantially all of their assets in shares of other affiliated open-end management investment companies (the Underlying Funds), they are excepted from these limitations pursuant to Section 12(d)(1)(G) under the 1940 Act. Since each Portfolio seeks to achieve its investment objective by investing substantially all of its investable assets in the Underlying Funds, the investment experience of each of these Portfolios will correspond directly with the investment experience of its respective Underlying Funds. In addition, the Portfolios can be expected to charge operating expenses, such as investment advisory and administration fees, that would be for services different from, and in addition to, such services provided at the Underlying Fund level.

     iShares. The Portfolios, through their investment in certain Underlying Funds, may indirectly invest in iShares Trust and iShares, Inc. ("iShares") which are registered investment companies that consist of numerous separate series (each an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Privately Issued Securities
---------------------------

     Privately issued securities include those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Portfolio. Privately issued or Rule 144A securities that are "illiquid" are subject to a Portfolio's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Portfolio on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Repurchase Agreements
---------------------

     Repurchase agreements are agreements wherein the seller of a security to a Portfolio agrees to repurchase that security from a Portfolio at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Portfolio. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Portfolio's disposition of the security may be delayed or limited.

     A Portfolio may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Portfolio's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Portfolio will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Portfolios may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements
-----------------------------

     A reverse repurchase agreement is an agreement under which a Portfolio sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which a Portfolio is obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales
------------

     The Portfolios may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box"). If a Portfolio makes a short sale "against the box," the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Portfolio's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in a Portfolio's long position would be reduced by an offsetting future gain in the short position. Short sales transactions may have adverse tax consequences to the Portfolios and their shareholders.

     Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Swap Agreements
---------------

     To manage its exposure to different types of investments, a Portfolio may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor arrangement, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar arrangement entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used they may have a considerable impact on the Portfolio's performance. Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

Warrants
--------

     Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
----------------------------------------------------

     These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that typically do not pay interest for a specified period of time and then, after the initial period, pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. Because these securities do not pay current cash income, the market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Portfolios."

Trustees and Officers
---------------------

     The Board supervises each Portfolio's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of 144 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustee. In addition to the Officers listed below, the Portfolios have appointed an Anti-Money Laundering Compliance Officer.

                             POSITION HELD                                                                        OTHER PUBLIC
                                  WITH                                                                             COMPANY OR
                              REGISTRANT/                                                                          INVESTMENT
                               LENGTH OF                           PRINCIPAL OCCUPATION(S)                           COMPANY
NAME AND AGE                   SERVICE/1/                            DURING PAST 5 YEARS                          DIRECTORSHIPS
-----------------------    -----------------    -------------------------------------------------------------    --------------
  INDEPENDENT TRUSTEES
Thomas S. Goho, 64         Trustee,             Wake Forest University, Calloway School of Business and                N/A
                           since 1987           Accountancy, the Thomas Goho Chair of Finance since
                                                January 2006. Associate Professor of Finance from
                                                 1999-2005.
Peter G. Gordon, 64        Trustee, since       Chairman, CEO and Co-Founder of Crystal Geyser Water                   N/A
                           1998, Chairman,      Company and President of Crystal Geyser Roxane Water
                           since 2005           Company.
                           (Lead Trustee
                           since 2001).
Richard M. Leach, 73       Trustee, since       Retired. Prior thereto, President of Richard M. Leach                  N/A
                           1987                 Associates (a financial consulting firm).
Olivia Mitchell, 54        Trustee, since       Professor of Insurance and Risk Management, Wharton                    N/A
                           2006                 School, University of Pennsylvania. Director of the Boettner
                                                Center on Pensions and Retirement Research. Research
                                                Associate and Board member, Penn Aging Research Center.
                                                Research Associate, National Bureau of Economic Research.
Timothy J. Penny, 55       Trustee, since       Senior Counselor to the public relations firm of                       N/A
                           1996                 Himle-Horner and Senior Fellow at the Humphrey Institute,
                                                Minneapolis, Minnesota (a public policy organization).
Donald C. Willeke, 66      Trustee, since       Principal of the law firm of Willeke & Daniels.                        N/A
                           1996

                             POSITION HELD                                                                     OTHER PUBLIC
                                 WITH                                                                           COMPANY OR
                              REGISTRANT/                                                                       INVESTMENT
                               LENGTH OF                          PRINCIPAL OCCUPATION(S)                         COMPANY
NAME AND AGE                  SERVICE/1/                            DURING PAST 5 YEARS                        DIRECTORSHIPS
----------------------    ------------------    ----------------------------------------------------------    --------------
                                                      INTERESTED/2/ TRUSTEE
J. Tucker Morse, 62       Trustee, since        Private Investor/Real Estate Developer. Prior thereto,              N/A
                          1987                  Chairman of Whitepoint Capital, LLC until 2004.
                                                             OFFICERS
Karla M. Rabusch, 48      President, since      Executive Vice President of Wells Fargo Bank, N.A. and              N/A
                          2003                  President of Wells Fargo Funds Management, LLC since
                                                2003. Senior Vice President and Chief Administrative
                                                Officer of Wells Fargo Funds Management, LLC from 2001
                                                to 2003.
A. Erdem Cimen, 33        Treasurer, since      Vice President of Financial Operations for Wells Fargo              N/A
                          2006                  Funds Management, LLC since 2006. From 2001 to 2006,
                                                Vice President of Wells Fargo Bank, N.A. and Vice
                                                President of Wells Fargo Bank, N.A. Auto Finance Group.
                                                Vice President of Portfolio Risk Management for Wells
                                                Fargo Bank, N.A. Auto Finance Group from 2004 to 2006.
C. David Messman, 46      Secretary, since      Senior Vice President and Secretary of Wells Fargo Funds            N/A
                          2000; Chief           Management, LLC since 2001. Vice President and Managing
                          Legal Counsel,        Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                          since 2003
Dorothy Peters, 45        Chief                 Chief Compliance Officer of Wells Fargo Funds                       N/A
                          Compliance            Management, LLC since 2004. Chief Compliance Officer for
                          Officer, since        Wells Fargo Funds Management, LLC from 1997 to 2002. In
                          2004                  2002, Ms. Peters left Wells Fargo Funds Management, LLC
                                                to pursue personal goals.

------
1   Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2   BASIS OF INTERESTEDNESS. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.

     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Nominees by shareholders are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary and met three times during the Portfolios' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

     (2) AUDIT COMMITTEE. The Audit Committee oversees the Portfolios' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Portfolios' financial statements, and interacts with the Portfolios' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Portfolios' most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.

     COMPENSATION. Prior to January 1, 2007, each Trustee received an annual retainer (payable quarterly) of $102,000 from the Fund Complex. Each Trustee also received a combined fee of $12,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson (formerly referred to as the Lead Trustee) of the Fund Complex Board received an additional $34,000 annual retainer and the Chairperson of the Audit Committee received an additional $12,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     Effective January 1, 2007, each Trustee receives an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended February 28, 2007, the Trustees received the following compensation:

                           COMPENSATION TABLE FISCAL
                          YEAR ENDED FEBRUARY 28, 2007

                                 INTERESTED TRUSTEES                             INDEPENDENT TRUSTEES
                               J. TUCKER     THOMAS S.     PETER G.     RICHARD M.     OLIVIA S.     TIMOTHY J.     DONALD C.
PORTFOLIO NAME                   MORSE          GOHO        GORDON         LEACH        MITCHELL        PENNY        WILLEKE
Life Stage - Conservative          $             $             $             $             $              $             $
Portfolio
Life Stage - Moderate              $             $             $             $             $              $             $
Portfolio
Life Stage - Aggressive            $             $             $             $             $              $             $
Portfolio
TOTAL COMPENSATION FROM            $             $             $             $             $              $             $
THE FUND COMPLEX/1/

------
/1/   Includes Trustee compensation received by other funds within the entire
       Fund Complex (consisting of 144 funds) as of the Portfolios' fiscal year end.

     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2006, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Portfolio equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over
$100,000.

         BENEFICIAL EQUITY OWNERSHIP IN THE PORTFOLIOS AND FUND COMPLEX
                     CALENDAR YEAR ENDED DECEMBER 31, 2006

                           INTERESTED
                           TRUSTEE
                           J. TUCKER
PORTFOLIO                  MORSE
Life Stage - Conservative
Portfolio                  $
Life Stage - Moderate
Portfolio                  $
Life Stage - Aggressive
Portfolio                  $
Aggregate Dollar Range of
Equity Securities Of Fund
Complex/1/                 over $100,000

                                                             INDEPENDENT TRUSTEES
                           THOMAS S.         PETER G.          RICHARD M.        OLIVIA S.         TIMOTHY J.
PORTFOLIO                  GOHO              GORDON            LEACH             MITCHELL          PENNY
Life Stage - Conservative
Portfolio                  $                 $                 $                 $                 $
Life Stage - Moderate
Portfolio                  $                 $                 $                 $                 $
Life Stage - Aggressive
Portfolio                  $                 $                 $                 $                 $
Aggregate Dollar Range of
Equity Securities Of Fund
Complex/1/                 over $100,000     over $100,000     over $100,000     over $100,000     over $100,000

                             INDEPENDENT
                               TRUSTEES
                           DONALD C.
PORTFOLIO                  WILLEKE
Life Stage - Conservative
Portfolio                  $
Life Stage - Moderate
Portfolio                  $
Life Stage - Aggressive
Portfolio                  $
Aggregate Dollar Range of
Equity Securities Of Fund
Complex/1/                 over $100,000

------
1   Includes Trustee ownership in shares of other funds within the entire Fund
       Complex (consisting of 142 funds) as of the calendar year end.

     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2006, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser
------------------

     Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser to the Portfolios. Funds Management is responsible for implementing the investment policies and guidelines for the Portfolios. Funds Management does not receive any fees for its provision of investment advisory services to the Portfolios.

     For the period between January 1, 2005, and April 8, 2005, (the "Interim Period"), Funds Management served as the investment adviser to the predecessor portfolios of these Portfolios pursuant to an interim investment management agreement. Prior to January 1, 2005, SCM, located at 100 Heritage Reserve, Menomonee Falls, WI 53051, served as investment adviser to the predecessor portfolios of the Portfolios.

     General. Each Portfolio's Advisory Agreement will continue in effect for
     -------
more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Portfolio's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Portfolio's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Fees from Underlying Funds
---------------------------

     The Portfolios' shareholders will bear indirectly a pro-rata portion of fees of the Underlying Funds, including shareholder servicing fees, some of which are used to compensate shareholder servicing and selling agents and the Portfolios' distributor for providing services to the Portfolios' shareholders. In order that these fees be available to pay for such services, the Portfolios may choose not to invest in the least expensive share class of an Underlying Fund. In addition, Funds Management, its affiliates and Wells Fargo Funds Distributor, LLC (the "Distributor"), as distributor for the Portfolios, may receive fees from the Underlying Funds for providing various services to the Underlying Funds. For example, Funds Management may receive advisory fees from the Underlying Funds and Wells Fargo Bank may receive fees for providing custody services to the Underlying Funds. These fees are separate from and in addition to fees received by Funds Management and its affiliates for providing services to the Portfolios. These fees may differ among the Underlying Funds.

Portfolio Managers
------------------

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of February 28, 2007, the most recent fiscal year end for the Portfolios managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Portfolios on a day-to-day basis as follows.


PORTFOLIO                             SUB-ADVISER         PORTFOLIO MANAGERS
------------------------------------- ------------------  -----------------------
Life Stage - Conservative Portfolio   Funds Management    Thomas C. Biwer, CFA
Life Stage - Moderate Portfolio       Funds Management    Christian L. Chan, CFA
Life Stage - Aggressive Portfolio     Funds Management    Andrew Owen, CFA

     MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Portfolios. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

                                      REGISTERED                    OTHER POOLED
                                      INVESTMENT                     INVESTMENT
PORTFOLIO MANAGER                      COMPANIES                      VEHICLES                    OTHER ACCOUNTS
                                 NUMBER          TOTAL          NUMBER          TOTAL          NUMBER          TOTAL
                                   OF            ASSETS           OF            ASSETS           OF           ASSETS
                                ACCOUNTS        MANAGED        ACCOUNTS        MANAGED        ACCOUNTS        MANAGED
FUNDS MANAGEMENT
 Thomas C. Biwer, CFA                              $                              $                              $
 Christian L. Chan, CFA                            $                              $                              $
 Andrew Owen, CFA                                  $                              $                              $

     None of the above accounts that are managed by the Portfolio Managers pay an advisory fee based on performance of such account.

     MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent
     ------------------------------
conflicts of interest in their day-to-day management of the Portfolios and other accounts because the Portfolios may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Portfolios, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Portfolio. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Portfolios. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

     To minimize the effects of these inherent conflicts of interest, theAdviser have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, the Adviser minimizes inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Portfolios and any personal accounts the Portfolio Manager may maintain.

     FUNDS MANAGEMENT. In the case of Funds Management, the Portfolio Managers allocate interests in mutual funds between different funds, however, they may still be subject to the potential conflicts of interests described above.

     COMPENSATION. The Portfolio Managers were compensated, by their employing
     ------------
Adviser or Sub-Adviser (as the case may be) from the advisory fees using the following compensation structures:

     FUNDS MANAGEMENT COMPENSATION. The Portfolio Managers were compensated using a fixed cash salary, an annual bonus based in part on pre-tax performance of the mutual funds managed, deferred compensation, options, as well as a pension and retirement plan. Funds Management measures fund performance against a Lipper peer group average composite benchmark over a three-year rolling period. Bonus allocations depend on fund performance, market share goals, individual job objective and overall profitability of the business.

     BENEFICIAL OWNERSHIP IN THE PORTFOLIOS. The following table shows for each
     --------------------------------------
Portfolio Manager the dollar value of Portfolio equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

     $0;
     $1 - $10,000;
     $10,001 - $50,000;
     $50,001 - $100,000;
     $100,001 - $500,000;
     $500,001 - $1,000,000; and
     over $1,000,000.

PORTFOLIO MANAGER              PORTFOLIO                                BENEFICIAL OWNERSHIP
 FUNDS MANAGEMENT
 Thomas C. Biwer, CFA          Life Stage - Conservative                $
                               Portfolio
                               Life Stage - Moderate Portfolio          $
                               Life Stage - Aggressive Portfolio        $
 Christian L. Chan, CFA        Life Stage - Conservative                $
                               Portfolio
                               Life Stage - Moderate Portfolio          $
                               Life Stage - Aggressive Portfolio        $
 Andrew Owen, CFA              Life Stage - Conservative                $
                               Portfolio
                               Life Stage - Moderate Portfolio          $
                               Life Stage - Aggressive Portfolio        $

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Portfolios, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Portfolios pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Portfolios' operations, including communication, coordination, and supervision services with regard to the Portfolios' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Portfolios, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Portfolios' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Portfolios other than those services that are provided by the Portfolios' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Portfolios' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Portfolios' fees and expenses for services provided by the Portfolios' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. For providing administrative services, including paying the Portfolios' fees and expenses for services provided by the Portfolios' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Portfolio's average daily net assets:

                                TOTAL ADMINISTRATIVE
ASSET RANGE                             FEE
  First $5 billion                      0.50%
  Next $5 billion                       0.49%
  Over $10 billion                      0.48%

     Administrative Fees Paid.
     -------------------------

     As discussed in the "Historical Fund Information" section, the Portfolios were created as part of the reorganization of various portfolios of Strong into certain Portfolios of the Trust. Prior to the reorganization, Strong Investor Services, Inc. ("SIS") served as the administrator to the predecessor portfolios of the Portfolios and was entitled to receive a fee from the predecessor portfolio at the annual rate of 0.28% of the predecessor portfolio's average daily net assets attributable to the predecessor Investor Class shares. Therefore, the table below shows the administrative fees paid by the Portfolios or their predecessor portfolios for the indicated fiscal periods to the respective administrator:

                                YEAR ENDED     PERIOD ENDED                                                  YEAR ENDED
                                  2/28/07         2/28/06       4/11/05-12/31/05     1/1/05-4/10/05           12/31/04
                                   FEES            FEES               FEES
                                  PAID TO         PAID TO            PAID TO              FEES            FEES        FEES
                                   FUNDS           FUNDS              FUNDS              PAID TO        PAID TO      WAIVED
PORTFOLIO                          MGMT            MGMT               MGMT                 SIS            SIS        BY SIS
 Life Stage - Conservative           $            $11,469           $ 59,210             $14,335           $0       $ 76,454
 Portfolio
 Life Stage - Moderate               $            $29,187           $136,744             $36,305           $0       $177,002
 Portfolio
 Life Stage - Aggressive             $            $20,660           $ 90,266             $20,642           $0       $ 91,329
 Portfolio

Distributor
-----------

     Wells Fargo Funds Distributor, LLC (the "Distributor"), located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Portfolios.

Shareholder Servicing Agent
---------------------------

     The Portfolios have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Portfolio shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Portfolio of up to 0.25% of the average daily net assets of the Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Portfolio shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General. The Shareholder Servicing Plan will continue in effect from year
     -------
to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian
---------

     Wells Fargo Bank, N.A. (the "Custodian") located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Portfolio. The Custodian, among other things, maintains a custody account or accounts in the name of each Portfolio, receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Portfolio and pays all expenses of each Portfolio. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.00% so long as the Portfolios invest their assets solely in one or more management investment companies.

Fund Accountant
---------------

     PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant and in such capacity maintains the financial books and records for the Portfolios. For these services, PFPC is entitled to receive from each Portfolio an annual asset-based Fund Complex fee as shown in the chart below:

AVERAGE FUND COMPLEX
DAILY NET ASSETS (EXCLUDING THE WELLS FARGO         ANNUAL ASSET-
MASTER TRUST PORTFOLIO ASSETS)                       BASED FEES
       First $85B                                       0.0051%
       Over $85B                                        0.0025%

     In addition, PFPC is entitled to receive an annual base fee of $20,000 per Portfolio . PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Portfolio, $1,500 for the third manager in each Portfolio and $500 for each manager beyond the third manager in each Portfolio. Finally, PFPC is entitled to receive certain out-of-pocket costs. Each Portfolio's share of the annual asset-based Fund Complex fee is based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex, excluding the Wells Fargo Master Trust portfolios.

Transfer and Distribution Disbursing Agent
------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Portfolios. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Portfolios on a continuous basis.

     For the fiscal periods ended December 31, 2004, December 31, 2005, February 28, 2006, and February 28, 2007, the Portfolios paid no brokerage commissions.

Code of Ethics
--------------

     The Fund Complex, the Adviser, the Distributor and the Adviser each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Portfolio or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Portfolio. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Adviser are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

     The NAV per share for each Portfolio is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Portfolio's shares.

     Each Portfolio's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Portfolio is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Portfolio calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Portfolio calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Portfolio's assets that are invested in other mutual funds, the Portfolio's NAV is calculated based upon the net asset values of the other mutual funds in which the Portfolio invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Portfolios may be purchased on any day a Portfolio is open for business. Each Portfolio is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Portfolio received before such Portfolio's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Portfolio's NAV calculation time generally are processed at such Portfolio's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Portfolios will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Portfolios may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Portfolio. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Portfolios will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Portfolio and that such Portfolio receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Portfolio; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Each Portfolio reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Portfolio may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Portfolio's responsibilities under the 1940 Act. In addition, the Portfolio may redeem shares involuntarily to reimburse a Portfolio for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Portfolio as provided from time to time in the Prospectuses.

     Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders with an existing Wells Fargo
------------------------
Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  . Current and retired employees, directors/trustees and officers of: (i)
     Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

     . Family members, as defined in the prospectus, of any of the above.

     Marketing and Shareholder Support Payments. Set forth below is a list of
     -------------------------------------------
the member firms of the National Association of Securities Dealers ("NASD") to which the Adviser, the Portfolios' distributor or their affiliates expect (as of December 31, 2006) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Portfolios or for services to the Portfolios and their shareholders ("Marketing and Shareholder Support Payments"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2006, are not reflected:

     . 401(k) Investment Services, Inc.

     . A.G. Edwards & Sons, Inc.

     . Ameriprise Financial Services, Inc.

     . Bear, Stearns Securities Corp.

     . Charles Schwab & Co., Inc.

     . Citigroup Global Markets, Inc.

     . CitiStreet Advisors LLC

     . Fidelity Investments Institutional Services Company, Inc.

     . Financial Network Investment Corp.

     . GWFS Equities, Inc.

     . Hewitt Financial Services, LLC

     . ING Financial Partners, Inc.

     . Linsco/Private Ledger Corporation

     . Mellon Financial Markets, LLC

     . Merrill Lynch, Pierce, Fenner & Smith Incorporated

     . Morgan Stanley DW, Inc.

     . MSCS Financial Services, LLC

     . Multi-Financial Securities Corporation

     . Pershing LLC

     . Prudential Investment Management Services, Inc.

     . Prudential Retirement Brokerage Services, Inc.

     . Raymond James & Associates, Inc.

     . RBC Dain Rauscher, Inc.

     . UBS Financial Services Inc.

     . Valic Financial Advisors, Inc.

     . Wachovia Securities, LLC

     In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Portfolios and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Portfolios' distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

                            PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Trustees, the Adviser is responsible for decisions to buy and sell securities for the Portfolios and arranges for the execution of portfolio security transactions on behalf of the Portfolios. The Portfolios purchase and sell their portfolio securities (i.e., shares of the Underlying Funds) by dealing directly with the issuers, the Underlying Funds. As a result, the Portfolios are not expected to incur brokerage commissions.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     -------------------
when the Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Portfolios whenever such changes are believed to be in the best interests of the Portfolios and their shareholders.

     The table below shows the Portfolios' portfolio turnover rate for the last three fiscal periods:

                                       FEBRUARY 28,   FEBRUARY 28,   DECEMBER 31,
PORTFOLIO                                  2007           2006*          2005
Life Stage - Conservative Portfolio   %                      2%**            42%
Life Stage - Moderate Portfolio       %                      3%**            38%
Life Stage - Aggressive Portfolio     %                      1%**            42%

* In 2006, the Portfolios changed their fiscal year end from December 31 to February 28.
**   For the two-month fiscal period ended February 28, 2006.

                               PORTFOLIO EXPENSES

     From time to time, Funds Management may waive fees from a Portfolio in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Portfolio's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Portfolio); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Portfolio; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Portfolio's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Portfolio are charged against Portfolio assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Portfolios, in a manner proportionate to the net assets of each Portfolio, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Portfolios. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Portfolio shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Portfolio shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Portfolio shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Portfolios. Prospective shareholders are urged to consult with their own tax advisers and financial planners regarding federal tax consequences of an investment in a Portfolio, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Portfolios.

     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Portfolio qualify as a "regulated investment company" ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Portfolio will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Portfolio even though each RIC is a series of the Trust. Furthermore, each Portfolio will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Portfolio must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Portfolio's principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Portfolio must also diversify its holdings so that, at the end of each quarter of the taxable year:
(i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Portfolio controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Portfolio generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Portfolio meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Portfolio generally must make the distributions in the same year that it realizes the income and gain. Although, in certain circumstances, a Portfolio may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Portfolio in the year they are actually distributed. If a Portfolio declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution by December 31 of the first taxable year. Each Portfolio intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate Portfolio-level federal income taxation of such income and gain. However, no assurance can be given that a Portfolio will not be subject to federal income taxation.

     If, for any taxable year, a Portfolio fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Portfolio's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a RIC in a subsequent year, the Portfolio may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Portfolio to the IRS. In addition, if the Portfolio failed to qualify as a RIC for a period greater than two taxable years, the Portfolio may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Portfolio had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Portfolio may use the so-called
     -----------------------
"equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Portfolio's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Portfolio's total returns, it may reduce the amount that the Portfolio would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on Portfolio distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Portfolios, and thus the use of this method may be subject to IRS scrutiny.

     Capital Loss Carry-Forwards. A Portfolio is permitted to carry forward a
     ---------------------------
net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Portfolio's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Portfolio-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Portfolios do not expect to distribute such capital gains. The Portfolios cannot carry back or carry forward any net operating losses. As of February 28, 2007, the following Portfolios had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

                                                        CAPITAL LOSS CARRY
PORTFOLIO                                YEAR EXPIRES        FORWARDS
       Life Stage - Conservative Portfol    2010       $
                                            2011       $
       Life Stage - Moderate Portfolio      2010       $
                                            2011       $
       Life Stage - Aggressive Portfolio    2010       $
                                            2011       $

     If a Portfolio engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each
     ----------
Portfolio's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Portfolio intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Portfolio will not be subject to the excise tax. Moreover, each Portfolio reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Portfolio).

     Taxation of Portfolio Investments. In general, realized gains or losses on
     ---------------------------------
the sale of Portfolio securities will be treated as capital gains or losses, and long-term capital gains or losses if the Portfolio has held the disposed securities for more than one year at the time of disposition.

     If a Portfolio purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Portfolio may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Portfolio will not receive cash payments for such discount until maturity or disposition of the obligation. In general, inflation-protection bonds can be expected to produce OID as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Portfolio at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Portfolio held the debt obligation. A Portfolio generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Portfolio. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Portfolio which the Portfolio otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Portfolio.

     If an option granted by a Portfolio is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Portfolio pursuant to the exercise of a call option granted by it, the Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Portfolio will be deemed "Section 1256 contracts." A Portfolio will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Portfolio to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Portfolio to defer the recognition of losses on certain future contracts, foreign currency contracts and non-equity options.

     Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Portfolio's income. Under future Treasury Regulations, any such transactions that are not directly related to a Portfolio's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Portfolio to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Portfolio's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Portfolio or its shareholders in future years.

     Offsetting positions held by a Portfolio involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Portfolio is treated as entering into "straddles" and at least one of the futures or option contracts comprising a part of such straddles is governed by
Section 1256 of the Code, described above, then such straddles could be characterized as "mixed straddles," A Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Portfolio may differ. Generally, to the extent the straddle rules apply to positions established by a Portfolio, losses realized by the Portfolio may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Portfolio had not engaged in such transactions.

     If a Portfolio enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Portfolio will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract;
(iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Portfolio's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Portfolio's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Portfolio's taxable year and the Portfolio holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Portfolio may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Portfolio would have had if the Portfolio directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Portfolio acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed U.S. Treasury Regulations) in a PFIC, the Portfolio could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

     A Portfolio will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Portfolio to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Portfolios may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Portfolio may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Portfolio intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Portfolio as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Portfolio to qualify as a RIC may limit the extent to which a Portfolio will be able to engage in derivatives transactions.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Portfolios may involve complex tax rules that may result in income or gain recognition by the Portfolios without corresponding current cash receipts. Although the Portfolios would seek to avoid significant noncash income, such noncash income could be recognized by the Portfolios, in which case the Portfolios may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Portfolios could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. All distributions paid out of a Portfolio's
     -------------------------
current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Portfolio, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Portfolio's earnings and profits, described above, are determined at the end of the Portfolio's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Portfolio's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Portfolio shares and then as capital gain. A Portfolio may make distributions in excess of its earnings and profits to a limited extent, from time to time.

     Distributions designated by a Portfolio as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Portfolio's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Portfolio shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Portfolio will designate capital gain distributions, if any, in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Portfolio earned on direct obligations of the U.S. Government if the Portfolio meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Portfolio Shares. If a shareholder sells, pursuant
     ---------------------------------------
to a cash or in-kind redemption, or exchanges his or her Portfolio shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Portfolio shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Portfolio may be required to treat a loss on the sale or exchange of Portfolio shares as a long-term capital loss.

     If a shareholder sells or exchanges Portfolio shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Portfolio or a different RIC, the sales charge previously incurred in acquiring the Portfolio's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Portfolio shares, the loss may be disallowed under "wash sale" rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Portfolio share and such Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Portfolio share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such Regulations have been issued as of the date of this SAI.

     Foreign Taxes. Amounts realized by a Portfolio on foreign securities may
     -------------
be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Portfolio will be eligible to file an annual election with the IRS pursuant to which the Portfolio may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Portfolio, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that any of the Portfolios will qualify for this election.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, at least 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

     Backup Withholding. The Funds may be required to withhold, and remit to
     ------------------
the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Portfolio shareholder if the shareholder fails to furnish the Portfolio with a correct "taxpayer identification number" (TIN), if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Portfolio that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

     Tax-Deferred Plans. The shares of the Portfolios may be available for a
     ------------------
variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Portfolio shares through such plans and/or accounts.

     Corporate Shareholders. Subject to limitation and other rules, a corporate
     ----------------------
shareholder of a Portfolio may be eligible for the dividends-received deduction on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Portfolio attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Portfolios are urged to consult their own tax advisers and financial planners.

     Foreign Shareholders. With respect to taxable years beginning on or after
     --------------------
January 1, 2005 and before January 1, 2008, distributions designated by a Portfolio as "interest-related distributions" (defined below) generally will be exempt from federal income tax withholding, provided the Portfolio obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). Interest-related distributions are generally attributable to the Portfolio's net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (I.E., a trust other than a trust where a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder"). In order to qualify as an interest-related distribution, the Portfolio must designate a distribution as such not later than 60 days after the close of the Portfolio's taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Portfolio, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

     In general, a foreign shareholder's capital gains realized on the disposition of Portfolio shares, capital gain distributions and, with respect to taxable years of a Portfolio beginning before January 1, 2008, "short-term capital gain distributions" (defined below) are not subject to federal income or withholding tax, provided that the Portfolio obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). "Short-term capital gain distributions" are distributions attributable to a Fund's net short-term capital gain and designated as such by the Fund in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.

     Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund's sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund's assets are invested directly or indirectly in U.S. real property interests, taking into account the Fund's investments in certain RICs and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a "wash sale transaction"), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions.

     Even if permitted to do so, the Funds provide no assurance that will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Portfolio makes such designations, if you hold Portfolio shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

     Special rules apply to foreign partnerships and those holding Portfolio shares through foreign partnerships.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Portfolios of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Portfolio shareholders, without regard to any relationship that any affiliated person of the Portfolio (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Portfolios' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Portfolio. While each Portfolio does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Portfolios.

     The Procedures set forth Funds Management's general position on various proposals, such as:

  . Routine Items - Funds Management will generally vote for uncontested
    -------------
     director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  . Corporate Governance - Funds Management will generally vote for charter
    --------------------
     and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  . Anti-Takeover Matters - Funds Management generally will vote for proposals
    ---------------------
     that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  . Mergers/Acquisitions and Corporate Restructurings - Funds Management's
    -------------------------------------------------
     Proxy Committee will examine these items on a case-by-case basis.

     . Shareholder Rights - Funds Management will generally vote against
       ------------------
proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Portfolios and in the best interests of Portfolio shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Portfolio's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (5) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (6) erecting information barriers around the person or persons making voting decisions; (7) voting in proportion to other shareholders; or (8) voting in other ways that are consistent with each Portfolio's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Portfolios (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.


     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Portfolios voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Portfolios' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

     The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term, "portfolio holdings" means the stock and bonds held by a non-money market Fund and does not include the cash investments or other derivative positions held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

     Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     -------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     A.   Complete Holdings. The complete portfolio holdings for each Fund
          -----------------
     (except for funds that operate as fund of funds) shall be made publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

     B.   Top Ten Holdings. Top ten holdings information for each Fund (except
          ----------------
     for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.

     C.   Fund of Funds Structure.
          -----------------------

     1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

     2. A change to the underlying funds held by a Fund in a fund of funds structure in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

     Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

     Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

     List of Approved Recipients. The following list describes the limited
     ---------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A.   Sub-Advisers. Sub-advisers shall have full daily access to portfolio
          ------------
     holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B.   Money Market Portfolio Management Team. The money market portfolio
          --------------------------------------
     management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDS for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   Funds Management/Wells Fargo Funds Distributor, LLC.
          ---------------------------------------------------

     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

     2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

     3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D.   External Servicing Agents. Appropriate personnel employed by entities
          -------------------------
     that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E.   Rating Agencies. Standard & Poor's ("S&P") and Moody's Investors
          ---------------
     Services ("Moody's") receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

     Additions to List of Approved Recipients. Any additions to the list of
     ----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

     Funds Management Commentaries. Funds Management may disclose any views,
     -----------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

     Board Approval. The Board shall review and reapprove these Procedures,
     --------------
including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

                                 CAPITAL STOCK

     The Portfolios are three series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     All shares of a Portfolio have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Portfolio's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an advisory agreement, since it affects only one Portfolio, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders. The term "majority," when referring to approvals to be obtained from shareholders of the Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Portfolio represents an equal proportional interest in the Portfolio with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Portfolio are entitled to receive the assets attributable to that Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of June __, 2007 is the name, address and share ownership of each person known by the Trust to have record ownership of 5% or more of a class of a Portfolio or 25% or more of the voting securities of the Portfolio as a whole.

                            5% OWNERSHIP AS OF JUNE __, 2007

                                                                         PERCENTAGE
                                                                             OF
                                                                           CLASS/
PORTFOLIO                     NAME AND ADDRESS                            PORTFOLIO
------------------------      ------------------------------------      ------------
CONSERVATIVE PORTFOLIO
 Investor Class               WELLS FARGO BANK NA                                  %
                              FBO RPS STRONG CONSERVATIVE BALANCE
                              PO BOX 1533
                              MINNEAPOLIS, MN
                              55480-1533
                              WELLS FARGO BANK NA                                  %
                              FBO RANDSTAD NORTH AMERICA RTR/SVGS
                              PO BOX 1533
                              MINNEAPOLIS, MN
                              55480-1533
                              WELLS FARGO BANK NA                                  %
                              FBO AMERICAN SHOWA 401K PS PLAN
                              PO BOX 1533
                              MINNEAPOLIS, MN
                              55480-1533
MODERATE PORTFOLIO
 Investor Class               WELLS FARGO BANK NA                                  %
                              FBO RPS STRONG MODERATE PORTFOLIO
                              PO BOX 1533
                              MINNEAPOLIS, MN
                              55480-1533
                              WELLS FARGO BANK NA                                  %
                              FBO AMERICAN SHOWA 401K PS PLAN
                              PO BOX 1533
                              MINNEAPOLIS, MN
                              55480-1533
                              WELLS FARGO BANK NA                                  %
                              FBO CHIQUITA SAVINGS & INVESTMENT
                              PO BOX 1533
                              MINNEAPOLIS, MN
                              55480-1533
                              WELLS FARGO BANK NA                                  %
                              FBO RANDSTAD NORTH AMERICA RTR/SVGS
                              PO BOX 1533
                              MINNEAPOLIS, MN
                              55480-1533
AGGRESSIVE PORTFOLIO
 Investor Class               WELLS FARGO BANK NA                                  %
                              FBO RPS STRONG AGGRESSIVE PORTFOLIO
                              PO BOX 1533
                              MINNEAPOLIS, MN
                              55480-1533

                                                            PERCENTAGE
                                                                OF
                                                              CLASS/
PORTFOLIO        NAME AND ADDRESS                            PORTFOLIO
-----------      ------------------------------------      ------------
                 WELLS FARGO BANK NA                                  %
                 FBO RANDSTAD NORTH AMERICA RTR/SVGS
                 PO BOX 1533
                 MINNEAPOLIS, MN
                 55480-1533
                 WELLS FARGO BANK NA                                  %
                 FBO CHIQUITA SAVINGS & INVESTMENT
                 PO BOX 1533
                 MINNEAPOLIS, MN
                 55480-1533
                 WELLS FARGO BANK NA                                  %
                 FBO AMERICAN SHOWA 401K PS PLAN
                 PO BOX 1533
                 MINNEAPOLIS, MN
                 55480-1533

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a holder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Portfolio, or is identified as the holder of record of more than 25% of a Portfolio and has voting and/or investment powers, it may be presumed to control such Portfolio. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Portfolio shareholders.

                               OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectuses and SAI for the Portfolios and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

                             FINANCIAL INFORMATION

     The audited financial statements for the Portfolios for the fiscal year ended February 28, 2007, are hereby incorporated by reference to the Portfolios' Annual Report.

                                   APPENDIX

     The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Portfolios, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolios. The adviser will consider such an event in determining whether the Portfolio involved should continue to hold the obligation.

     The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS
----------------

  S&P
  ---

        S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

        AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

        BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

        CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

        C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     MOODY'S
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

        Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

        C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

     AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

     A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

     BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

     BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

     B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

     CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely week credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

  SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)
  ------------------------------------------------------------

        S&P:
        ----

        A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        MOODY'S:
        --------

        Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

        Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

        Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

        Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

     F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

     F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D(xxx) - Indicates actual or imminent payment default.

     Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.
         --------

      EXHIBIT
       NUMBER            DESCRIPTION
-------------------      ---------------------------------------------------------------------------------------
 (a)                -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective
                        Amendment No. 83, filed April 11, 2005.

 (b)                -   Not Applicable.

 (c)                -   Not Applicable.

 (d)       (1)      -   Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 107, filed February 1, 2007.

           (2)      -   Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust,
                        Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 107, filed February 1, 2007.

           (3)      -   Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                        Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed
                        November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment
                        No. 93, filed June 26, 2006.

           (4)      -   Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                        Schedule A, incorporated by reference to Post-Effective Amendment No. 100, filed
                        September 29, 2006; Appendix A, incorporated by reference to Post-Effective Amendment
                        No. 93, filed June 26, 2006.

           (5)      -   Investment Sub-Advisory Agreement with Schroder Investment Management North
                        America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May
                        1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

           (6)      -   Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002;
                        Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No.
                        87, filed November 1, 2005.

           (7)      -   Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                        Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No.
                        107, filed February 1, 2007.

           (8)      -   Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly
                        Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective
                        Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

           (9)      -   Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 107, filed February 1, 2007.


                     Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003;
                     Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No.
        (10)     -   88, filed December 1, 2005.

        (11)     -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

        (12)     -   Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incoporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

        (13)     -   Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005;
                     Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No.
                     88, filed December 1, 2005.

        (14)     -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.

        (15)     -   Investment Sub-Advisory Agreement with New Star Institutional Managers Limited, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.

        (16)     -   Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(e)              -   Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 107, filed February 1, 2007.

(f)              -   Not Applicable.

(g)      (1)     -   Amended and Restated Custody Agreement with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 107, filed February 1, 2007.

         (2)     -   Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to
                     Post-Effective Amendment No. 93, filed June 26, 2006. Exhibit A, incorporated by reference to Post-Effective Amendment No. 107, filed February 1, 2007.

         (3)     -   Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells
                     Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC
                     and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No.
                     100, filed October 2, 2006. Schedule 1, incorporated by reference to Post-Effective
                     Amendment No. 107, filed February 1, 2007.

(h)      (1)     -   Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 107, filed February 1, 2007.

         (2)     -   Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter
                     Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April
                     11, 2005; Amendment, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005; Appendix A, incorporated by reference to Post-Effective
                     Amendment No. 92, filed May 1, 2006.

         (3)     -   Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006;
                     Schedule A, incorporated by reference to Post-Effective Amendment No. 107, filed
                     February 1, 2007.

         (4)     -   Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No.
                     16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective
                     Amendment No. 107, filed February 1, 2007.


                    Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated
        (5)     -   by reference to Post-Effective Amendment No. 107, filed February 1, 2007.

(i)     (1)     -   Legal Opinion, to be filed.

        (2)     -   Not Applicable.

(j)     (A)         Consent of Independent Auditors, to be filed.
(j)     (1)     -   Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (2)     -   Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (3)     -   Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (4)     -   Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (5)     -   Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (6)     -   Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (7)     -   Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (8)     -   Power of Attorney, Olivia S. Mitchell, incorporated by reference to Post-Effective
                    Amendment No. 90, filed March 1, 2006.

        (9)     -   Power of Attorney, A. Erdem Cimen, incorporated by reference to Post-Effective
                    Amendment No. 92, filed May 1, 2006.

(k)             -   Not Applicable.

(l)             -   Not Applicable.

(m)             -   Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed
                    November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment
                    No. 107, filed February 1, 2007.

(n)             -   Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 83, filed
                    April 11, 2005; Appendix A and B, incorporated by reference to Post-Effective
                    Amendment No. 107, filed February 1, 2007.

(o)             -   Not Applicable.

(p)     (1)     -   Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

        (2)     -   Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds
                    Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 93, filed
                    June 26, 2006.

        (3)     -   RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26,
                    2006.

        (4)     -   Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 87, filed November 1, 2005.

        (5)     -   Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 93, filed June 26, 2006.

        (6)     -   Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.


            Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-
(7)     -   Effective Amendment No. 93, filed June 26, 2006.

 (8)    -   Wells Capital Management Incorporated Code of Ethics, incorporated by reference to
            Post-Effective Amendment No. 93, filed June 26, 2006.

 (9)    -   Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post-
            Effective Amendment No. 87, filed November 1, 2005.

(10)    -   LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(11)    -   Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 87, filed November 1, 2005.

(12)    -   Artisan Partners Limited Partnership Code of Ethics, incorporated by reference to Post-
            Effective Amendment No. 93, filed June 26, 2006.

(13)    -   New Star Institutional Managers Limited Code of Ethics, incorporated by reference to
            Post-Effective Amendment No. 93, filed June 26, 2006.

(14)    -   Matrix Asset Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 87, filed November 1, 2005.

(15)    -   Global Index Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 93, filed June 26, 2006.


Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------

     Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.
         ---------------

     Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

     (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

     To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

     (b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust") and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) ("RCM"), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (i) Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (j) LSV Asset Management ("LSV") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (k) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (l) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (m) New Star Institutional Managers Limited ("New Star") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of New Star in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (n) Matrix Asset Advisors, Inc. ("Matrix") serves as Sub-Adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Matrix is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.
         ----------------------

     (a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

     (b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

(1)                                                  (2)                             (3)
NAME AND PRINCIPAL BUSINESS               POSITIONS AND OFFICES WITH      POSITIONS AND OFFICES WITH
ADDRESS                                          UNDERWRITER                         FUND
------------------------------------ ----------------------------------- ---------------------------
Karla M. Rabusch                     Chairman of the Board               President
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
Cara Peck                            Director, President and Secretary   None
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

A. Erdem Cimen                       Director                            Treasurer
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Kevin J. Scott                       Financial Operations Officer        None
Wells Fargo Funds Management, LLC    (FINOP)
100 Heritage Reserve
Menomonee Falls, WI 53051

Dorothy A. Peters                    Chief Compliance Officer            Chief Compliance Officer
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Steven R. Schneider                  Compliance Officer and              None
Wells Fargo Funds Distributor, LLC   Anti-Money Laundering Officer
100 Heritage Reserve
Menomonee Falls, WI 53051

Randy Henze                          Director                            None
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Lincoln Yersin                       Director                            None
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

     (c) Not Applicable.

Item 28. Location of Accounts and Records.
         --------------------------------

     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

     (d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

     (e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

     (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

     (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402.

     (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, MN 55479.

     (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 100 Crescent Court, Suite 1150, Dallas, TX 75201.

     (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

     (l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

     (m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, NJ 07666.

     (n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

     (o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

     (p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

     (q) New Star Institutional Managers Limited maintains all Records relating to its services as investment sub-adviser at 1 Knightsbridge Green, London, SW1X 7NE, England.

     (r) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

Item 29. Management Services.
         -------------------

     Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.
         ------------

                                  SIGNATURES
                                   ---------
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 17th day of April, 2007.

                                WELLS FARGO FUNDS TRUST

                                By:   /s/ Carol J. Lorts
                                      --------------------
                                      Carol J. Lorts
                                      Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 110 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                           TITLE                          DATE
----------------------------------- ------------------------------ --------
                  *                 Trustee
---------------------------------
Thomas S. Goho

                  *                 Trustee
---------------------------------
Peter G. Gordon

                  *                 Trustee
---------------------------------
Richard M. Leach

                  *                 Trustee
---------------------------------
J. Tucker Morse

                  *                 Trustee
---------------------------------
Olivia S. Mitchell

                  *                 Trustee
---------------------------------
Timothy J. Penny

                  *                 Trustee
---------------------------------
Donald C. Willeke

                  *                 President
---------------------------------   (Principal Executive Officer)
Karla M. Rabusch

                  *                 Treasurer                      4/17/07
---------------------------------   (Principal Financial Officer)
A. Erdem Cimen

* By:   /s/ Carol J. Lorts
        --------------------
        Carol J. Lorts
        As Attorney-in-Fact
        April 17, 2007